File Nos. 33-39100
                                                                      811-5200
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
     Pre-Effective Amendment No.                                         [ ]
     Post-Effective Amendment No.  19                                    [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 49                                                       [X]

                      (Check appropriate box or boxes.)

     COVA VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------
     (Exact Name of Registrant)

     COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433


     Name and Address of Agent for Service
          Mark E. Reynolds, President
          Cova Financial Services Life Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 523-1661


     Copies to:
          Judith A. Hasenauer            and   Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.    Senior Vice President,
          P.O. Box 5108                        General Counsel and Secretary
          Westport, CT  06881                  Cova Financial Services
          (203) 226-7866                       Life Insurance Company
                                               One Tower Lane, Suite 3000
                                               Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

_____  immediately  upon filing  pursuant to paragraph  (b) of Rule 485
__X__  on February  12,  2001  pursuant to  paragraph  (b) of Rule 485
_____  60 days after filing  pursuant  to  paragraph  (a)(1) of Rule 485
_____  on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts


                                EXPLANATORY NOTE

==============================================================================

Different versions of the Prospectus have been created from this Registration Statement. Different versions of the Supplement filed herewith will be created from this Registration Statement. The only differences between the versions of the Prospectuses and Supplements created from this Registration Statement are the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses are filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Supplements will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

================================================================================

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Profile

Item 4.   Condensed Financial Information  . . .   Appendix A


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - Cova; The
                                                   Separate Account; Investment
                                                   Options; Appendix B

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .  The Fixed and Variable Annuity

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Performance Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


THE PROSPECTUS WAS FILED AS PART OF POST-EFFECTIVE AMENDMENT NO. 17 ON AUGUST 31, 2000 AND IS INCORPORATED HEREIN BY REFERENCE.


                       METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

                   METLIFE  INVESTORS  VARIABLE  ANNUITY  ACCOUNT ONE (formerly,
                  Cova Variable Annuity Account One)

                       Supplement dated February 12, 2001


The following supplements or replaces certain information contained in your variable annuity prospectus:

1. We have changed our name to MetLife Investors Insurance Company as of the date of this supplement. In certain states, the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved. In addition, as of the date of this supplement, the name of the Separate Account is MetLife Investors Variable Annuity Account One.

2. Met Investors Series Trust

On January 26, 2001, shareholders of Cova Series Trust approved an Agreement and Plan of Reorganization pursuant to which the portfolios of Cova Series Trust have been reorganized into corresponding portfolios of Met Investors Series Trust, a new fund (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). Met Investors Advisory Corp. is the investment adviser of Met Investors Series Trust. Effective as of the date of this supplement,[or upon the date of the reorganization and merger of Cova Series Trust scheduled for February __, 2001, as described herein,] if you were invested in a portfolio of Cova Series Trust, you are now invested in a portfolio of Met Investors Series Trust as indicated below. Each of the Portfolios of Met Investors Series Trust shown below is [will become] available for investment under your contract [upon the date of the reorganization and merger of Cova Series Trust].


Cova Series Trust Portfolio                Met Investors Series Trust Portfolio
---------------------------                ------------------------------------
Quality Bond Portfolio                     J.P. Morgan Quality Bond Portfolio
Small Cap Stock Portfolio                  J.P. Morgan Small Cap Stock Portfolio
Large Cap Stock Portfolio                  J.P. Morgan Enhanced Index Portfolio
Select Equity Portfolio                    J.P. Morgan Select Equity Portfolio
International Equity Portfolio             J.P. Morgan International Equity Portfolio
Bond Debenture Portfolio                   Lord Abbett Bond Debenture Portfolio
Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
Large Cap Research Portfolio               Lord Abbett Growth and Income Portfolio
Lord Abbett Growth and Income Portfolio    Lord Abbett Growth and Income Portfolio
Developing Growth Portfolio                Lord Abbett Developing Growth Portfolio
Balanced Portfolio                         Firstar Balanced Portfolio
Equity Income Portfolio                    Firstar Equity Income Portfolio
Growth & Income Equity Portfolio           Firstar Growth & Income Equity Portfolio

3.  The following is added to  the Investment  Portfolio  Expenses table -   Met
Investors Series Trust:


                                                           Management          Other             Total Annual
                                                           Fees                Expenses*         Expenses
                                                           (after fee       (after expense     (after expense
                                                            waiver            reimbursement     reimbursement
                                                            for certain       for certain        for certain
                                                            Portfolios)       Portfolios)       Portfolios)
J.P. Morgan Quality Bond Portfolio                           0.43%              0.17%             0.60%
J.P. Morgan Small Cap Stock Portfolio                        0.85               0.17              1.02
J.P. Morgan Enhanced Index Portfolio                         0.56               0.09              0.65
J.P. Morgan Select Equity Portfolio                          0.61               0.07              0.68
J.P. Morgan International Equity Portfolio                   0.69               0.36              1.05
Lord Abbett Bond Debenture Portfolio                         0.60               0.10              0.70
Lord Abbett Mid-Cap Value Portfolio                          0.64               0.26              0.90
Lord Abbett Growth and Income Portfolio                      0.59               0.05              0.64
Lord Abbett Developing Growth Portfolio                      0.56               0.34              0.90
Firstar Balanced Portfolio                                   0.19               0.91              1.10
Firstar Equity Income Portfolio                               .0                1.10              1.10
Firstar Growth & Income Equity Portfolio                     0.55               0.55              1.10

*Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations, the total annual portfolio expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J. P. Morgan Quality Bond Portfolio, .65% for the J. P. Morgan Enhanced Index Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income Portfolio, .90% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J. P. Morgan International Equity Portfolio and 1.10% for each of the Firstar Balanced, Firstar Equity Income and Firstar Growth and Income Equity Portfolios. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager. The Investment Portfolio Expenses and the Fee Table Examples below both assume that the expense reimbursements and fee waivers will continue in effect for the period shown.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be:
0.71% for the J. P. Morgan Quality Bond Portfolio, 1.13% for the J. P. Morgan International Equity Portfolio, .96% for the Lord Abbett Mid-Cap Value Portfolio, 1.09% for the Lord Abbett Developing Growth Portfolio, 1.91% for the Firstar Balanced Portfolio, 2.15% for the Firstar Equity Income Portfolio and 1.55% for the Firstar Growth and Income Equity Portfolio.

4.  The following examples are added to the prospectus:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the contract value to an annuity option.



                                                             Time         Periods
                                                 1 year     3 years      5 years      10 years
                                                  ------     -------      -------      --------
J.P. Morgan Quality Bond Portfolio               (a)$71.29  (a)$110.60    (a)$157.34   (a)$240.77
                                                 (b)$21.29  (b)$ 65.60    (b)$112.34   (b)$240.77

J.P. Morgan Small Cap Stock Portfolio            (a)$75.50  (a)$123.27    (a)$178.50   (a)$283.17
                                                 (b)$25.50  (b)$ 78.27    (b)$133.50   (b)$283.17

J.P. Morgan Enhanced Index Portfolio             (a)$71.79  (a)$112.12    (a)$159.89   (a)$245.92
                                                 (b)$21.79  (b)$ 67.12    (b)$114.89   (b)$245.92


J.P. Morgan Select Equity Portfolio              (a)$72.09  (a)$113.03    (a)$161.41   (a)$249.00
                                                 (b)$22.09  (b)$ 68.03    (b)$116.41   (b)$249.00

J.P. Morgan International Equity Portfolio       (a)$75.80  (a)$124.17    (a)$179.99   (a)$286.12
                                                 (b)$25.80  (b)$ 79.17    (b)$134.99   (b)$286.12

Lord Abbett Bond Debenture Portfolio             (a)$72.29  (a)$113.63    (a)$162.42   (a)$251.04
                                                 (b)$22.29  (b)$ 68.63    (b)$117.42   (b)$251.04

Lord Abbett Mid-Cap Value Portfolio              (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25

Lord Abbett Growth and Income Portfolio          (a)$71.69  (a)$111.82    (a)$159.38   (a)$244.89
                                                 (b)$21.69  (b)$66.82     (b)$114.38   (b)$244.89

Lord Abbett Developing Growth Portfolio          (a)$74.30  (a)$119.67    (a)$172.50   (a)$271.25
                                                 (b)$24.30  (b)$ 74.67    (b)$127.50   (b)$271.25

Firstar Balanced Portfolio                       (a)$76.30  (a)$125.66    (a)$182.48   (a)$291.02
                                                 (b)$26.30  (b)$ 80.66    (b)$137.48   (b)$291.02

Firstar Equity Income Portfolio                  (a)$76.30  (a)$125.66    (a)$182.48   (a)$291.02
                                                 (b)$26.30  (b)$ 80.66    (b)$137.48   (b)$291.02

Firstar Growth & Income Equity Portfolio         (a)$76.30  (a)$125.66    (a)$182.48   (a)$291.02
                                                 (b)$26.30  (b)$ 80.66    (b)$137.48   (b)$291.02


5. The following replaces the second paragraph under "Purchase - Accumulation Units" contained in your prospectus:

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

     The value of an accumulation unit may go up or down from day to day.


6. Effective as of the date of this Supplement, Cova Life Sales Company, the distributor of the contracts, has changed its name to MetLife Investors Sales Company.

7. The following accumulation unit values for the period ended September 30, 2000 are added to Appendix A:


AIM VARIABLE INSURANCE FUNDS:
Managed by A I M Advisors, Inc.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                          $16.79
End of Period                                $19.01
Number of Accum. Units Outstanding           2,676,924

AIM V.I. International Equity Sub-Account
Beginning of Period                          $17.42
End of Period                                $14.29
Number of Accum. Units Outstanding           526,284

AIM V.I. Value Sub-Account
Beginning of Period                          $16.73
End of Period                                $15.47
Number of Accum. Units Outstanding           5,101,650

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Managed by Alliance Capital Management L.P.

Premier Growth Sub-Account
Beginning of Period                          $19.04
End of Period                                $18.25
Number of Accum. Units Outstanding           3,542,428

Real Estate Investment Sub-Account
Beginning of Period                          $7.47
End of Period                                $9.21
Number of Accum. Units Outstanding           775,163

COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                          $13.77
End of Period                                $14.13
Number of Accum. Units Outstanding           10,720,603

Mid-Cap Value Sub-Account
Beginning of Period                          $10.88
End of Period                                $14.29
Number of Accum. Units Outstanding           3,125,895

Large Cap Research Sub-Account
Beginning of Period                          $14.64
End of Period                                $15.02
Number of Accum. Units Outstanding           2,745,993

Developing Growth Sub-Account
Beginning of Period                          $14.45
End of Period                                $12.54
Number of Accum. Units Outstanding           3,183,922

Lord Abbett Growth and Income
Sub-Account
Beginning of Period                          $39.46
End of Period                                $41.28
Number of Accum. Units Outstanding           20,067,383

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                          $18.38
End of Period                                $18.40
Number of Accum. Units Outstanding           12,161,843

Small Cap Stock Sub-Account
Beginning of Period                          $17.93
End of Period                                $18.25
Number of Accum. Units Outstanding           5,517,810

International Equity Sub-Account
Beginning of Period                          $16.33
End of Period                                $14.15
Number of Accum. Units Outstanding           7,883,400

Quality Bond Sub-Account
Beginning of Period                          $11.57
End of Period                                $12.20
Number of Accum. Units Outstanding           6,915,380

Large Cap Stock Sub-Account
Beginning of Period                          $22.55
End of Period                                $21.34
Number of Accum. Units Outstanding           10,790,040

Managed by FIRMCO, LLC

Balanced Sub-Account
Beginning of Period                          $12.43
End of Period                                $12.18
Number of Accum. Units Outstanding           674,429

Equity Income Sub-Account
Beginning of Period                          $12.20
End of Period                                $12.83
Number of Accum. Units Outstanding           451,522

Growth & Income Equity Sub-Account
Beginning of Period                          $13.97
End of Period                                $13.13
Number of Accum. Units Outstanding           1,081,081


GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management Company
Money Market Sub-Account

Beginning of Period                          $11.53
End of Period                                $11.95
Number of Accum. Units Outstanding           2,415,955

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Managed by Goldman Sachs Asset Management
Goldman Sachs VIT Growth and Income  Sub-Account
Beginning of Period                          $10.30
End of Period                                $10.22
Number of Accum. Units Outstanding           693,948

Managed by Goldman Sachs Asset Management International
Goldman Sachs VIT International Equity Sub-Account
Beginning of Period                          $14.83
End of Period                                $13.22
Number of Accum. Units Outstanding           296,571

Goldman Sachs VIT Global Income Sub-Account
Beginning of Period                          $10.52
End of Period                                $10.92
Number of Accum. Units Outstanding           50,188

KEMPER VARIABLE SERIES
Managed by Scudder Kemper Investments, Inc.

Kemper Small Cap Value Sub-Account
Beginning of Period                          $8.87
End of Period                                $9.04
Number of Accum. Units Outstanding           534,395

Kemper Government Securities Sub-Account
Beginning of Period                          $10.48
End of Period                                $11.08
Number of Accum. Units Outstanding           200,062

Kemper Small Cap Growth Sub-Account
Beginning of Period                          $15.49
End of Period                                $18.34
Number of Accum. Units Outstanding           234,715

Managed by Dreman Value Management, L.L.C.
Kemper-Dreman High Return Equity Sub-Account
Beginning of Period                          $ 9.19
End of Period                                $10.85
Number of Accum. Units Outstanding           11,685

LIBERTY VARIABLE INVESTMENT TRUST
Managed by Newport Fund Management Inc.

Newport Tiger Fund, Variable Sub-Account
Beginning of Period                          $15.29
End of Period                                $13.86
Number of Accum. Units Outstanding           68,354

MFS VARIABLE INSURANCE TRUST:
Managed by Massachusetts Financial
  Services Company

MFS Emerging Growth Sub-Account
Beginning of Period                          $23.06
End of Period                                $22.68
Number of Accum. Units Outstanding           1,634,774

MFS Research Sub-Account
Beginning of Period                          $14.89
End of Period                                $16.04
Number of Accum. Units Outstanding           1,403,589

MFS Growth With Income Sub-Account
Beginning of Period                          $12.70
End of Period                                $12.88
Number of Accum. Units Outstanding           1,919,955

MFS High Income Sub-Account
Beginning of Period                          $10.33
End of Period                                $10.18
Number of Accum. Units Outstanding           513,319

MFS Global Governments Sub-Account
Beginning of Period                          $10.26
End of Period                                $10.29
Number of Accum. Units Outstanding           13,812

MFS Bond Sub-Account
Beginning of Period                          $10.18
End of Period                                $10.62
Number of Accum. Units Outstanding           170,405

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Managed by OppenheimerFunds, Inc.

Oppenheimer High Income Fund/VA Sub-Account
Beginning of Period                          $10.17
End of Period                                $10.13
Number of Accum. Units Outstanding           298,624

Oppenheimer Bond Fund/VA Sub-Account
Beginning of Period                          $10.23
End of Period                                $10.51
Number of Accum. Units Outstanding           1,155,572

Oppenheimer Capital Appreciation Fund/VA Sub-Account
Beginning of Period                          $17.09
End of Period                                $18.40
Number of Accum. Units Outstanding           670,024

Oppenheimer Main Street Growth & Income Fund/VA Sub-Account
Beginning of Period                          $12.39
End of Period                                $12.41
Number of Accum. Units Outstanding           1,111,407

Oppenheimer Strategic Bond Fund/VA Sub-Account
Beginning of Period                          $10.29
End of Period                                $10.48
Number of Accum. Units Outstanding           353,941

PUTNAM VARIABLE TRUST
Managed by Putnam Investment Management, Inc.

Putnam VT Growth and Income Sub-Account
Beginning of Period                          $11.40
End of Period                                $11.70
Number of Accum. Units Outstanding           2,704,162

Putnam VT International Growth Sub-Account

Beginning of Period                          $18.49
End of Period                                $16.89
Number of Accum. Units Outstanding           1,470,137

Putnam VT International New Opportunities Sub-Account
Beginning of Period                          $22.82
End of Period                                $17.06
Number of Accum. Units Outstanding           271,655

Putnam VT New Value Sub-Account
Beginning of Period                          $10.37
End of Period                                $11.47
Number of Accum. Units Outstanding           97,504

Putnam VT Vista Sub-Account
Beginning of Period                          $17.77
End of Period                                $21.30
Number of Accum. Units Outstanding           739,965

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES Managed by Franklin Advisers, Inc.

Franklin  Large Cap Growth Securities Sub-Account
Beginning of Period                          $14.67
End of Period                                $16.92
Number of Accum. Units Outstanding           315,415

Franklin Small Cap Sub-Account
Beginning of Period                          $17.68
End of Period                                $18.38
Number of Accum. Units Outstanding           260,920

Templeton Global Income Securities Sub-Account
Beginning of Period                          $9.68
End of Period                                $9.43
Number of Accum. Units Outstanding           81,288

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Sub-Account
Beginning of Period                          $10.41
End of Period                                $11.03
Number of Accum. Units Outstanding           572,474

Managed by Templeton Investment Counsel, Inc.

Templeton International Securities Sub-Account
Beginning of Period                          $11.15
End of Period                                $10.61
Number of Accum. Units Outstanding           1,323,821

Templeton Asset Strategy Sub-Account
Beginning of Period                          $
End of Period
Number of Accum. Units Outstanding

Managed by Templeton Global Advisors Limited

Templeton Growth Securities Sub-Account
Beginning of Period                          $12.56
End of Period                                $12.63
Number of Accum. Units Outstanding           162,933

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Sub-Account
Beginning of Period                          $11.46
End of Period                                $8.37
Number of Accum. Units Outstanding           564,216

VARIABLE INSURANCE PRODUCTS FUND
Managed by Fidelity Management & Research Company

VIP Growth Sub-Account
Beginning of Period                          $17.72
End of Period                                $17.80
Number of Accum. Units Outstanding           201,554

VIP Equity-Income Sub-Account
Beginning of Period                          $11.14
End of Period                                $11.50
Number of Accum. Units Outstanding           158,100

VARIABLE INSURANCE PRODUCTS FUND II
Managed by Fidelity Management & Research Company

VIP II Contrafund Sub-Account
Beginning of Period                          $15.14
End of Period                                $14.97
Number of Accum. Units Outstanding           278,386

VARIABLE INSURANCE PRODUCTS FUND III
Managed by Fidelity Management & Research Company

VIP III Growth Opportunities Sub-Account
Beginning of Period                          $12.07
End of Period                                $11.14
Number of Accum. Units Outstanding           92,599

VIP III Growth & Income Sub-Account
Beginning of Period                          $13.14
End of Period                                $13.15
Number of Accum. Units Outstanding           276,503

METROPOLITAN SERIES FUND, INC.
Managed by Putnam Investment Management, Inc.

Putnam International Stock Sub-Account
Beginning of Period (9/_/00)                 $10.00
End of Period                                $9.67
Number of Accum. Units Outstanding           1,270

Putnam Large Cap Growth Sub-Account
Beginning of Period                          $10.00
End of Period                                $9.73
Number of Accum. Units Outstanding           8,040

8. Each of the Cova Series Trust Portfolios shown in Appendix B has the same investment objective as currently shown in such Appendix with one exception as shown below.


Firstar Growth & Income Equity Portfolio

Investment Objective: The Firstar Growth & Income Equity Portfolio seeks to provide both reasonable income and long-term capital appreciation.


9.  The following replaces Appendix C - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures below present investment performance information for the periods ended September 30, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after September 30, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before September 30, 2000. As a result, performance information is available for the accumulation unit values investing in these portfolios.

* Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio (except as noted).

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                                              Accumulation   Unit     Performance
                                                         Column   A                            Column B
                                     Separate            (reflects all                         (reflects insurance
                                     Account             charges and                            charges and
                                     Inception           portfolio expenses)                    portfolio expenses)
Portfolio                            Date in       1 yr            5 yrs     10 yrs or   1 yr     5 yrs      10 yrs or since
                                     Portfolio                                 since                            inception
                                                                             inception
----------------                    ----------    --------         -----    ----------   -----   ---------   ------------------


AIM V.I. Capital                     12/31/97     48.63%               n/a      25.15%      53.23%    n/a        26.34%
Appreciation

AIM V.I.                             12/31/97     11.44%               n/a      12.48%     16.04%     n/a        13.88%
International
Equity

AIM V.I. Value                       12/31/97      3.92%               n/a      15.87%      8.52%      n/a       17.22%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Premier Growth (Class A)             12/31/97     11.49%               n/a      23.26%     16.09%      n/a       24.47%
Real Estate Investment
(Class A)                            12/31/97     17.02%               n/a      -4.86%     21.62%      n/a       -2.97%

MET INVESTORS SERIES TRUST (1)
J. P. Morgan Select Equity            5/1/96       8.31%               n/a      13.86%     12.91%      n/a       14.59%
J. P. Morgan Small Cap Stock          5/1/96      32.37%               n/a      12.52%     36.97%      n/a       13.30%
J. P. Morgan International Equity     5/1/96      -2.45%               n/a      6.76%       2.15%      n/a        7.66%
J. P. Morgan Quality Bond             5/1/96       0.47%               n/a      3.86%       5.07%      n/a        4.85%
J. P. Morgan Enhanced Index
(formerly Large Cap Stock)            5/1/96       1.06%               n/a      18.06%      5.66%      n/a       18.71%





Lord Abbett Bond Debenture            5/1/96       1.64%                n/a       7.01%      6.24%       n/a       7.90%
Lord Abbett Mid-Cap Value             8/20/97     29.57%                n/a      10.89%     34.17%       n/a      12.16%
Lord Abbett Developing Growth         8/20/97      0.24%                n/a      6.17%       4.84%       n/a       7.54%
Lord Abbett Growth and
Income (2)                           12/11/89     10.57%              15.04%     16.09%     15.17%      15.12%    16.14%
Firstar Balanced                      7/1/97      -1.85%                n/a        4.92%     2.75%       n/a       6.25%
Firstar Equity Income                 7/1/97       0.20%                n/a        6.69%     4.80%       n/a       7.98%
Firstar Growth & Income Equity        7/1/97      -0.48%                n/a        7.46%     4.13%       n/a       8.73%


GENERAL AMERICAN CAPITAL COMPANY

Money Market                          6/3/96       0.14%                n/a      3.17%        4.75%       n/a     4.20%

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT
    Growth and Income                 1/29/98     2.93%                n/a      -0.98%        7.53%       n/a     0.82%
Goldman Sachs VIT
    International Equity              1/29/98     3.58%                n/a       9.50%        8.18%       n/a    11.03%
Goldman Sachs VIT
    Global Income                     1/29/98    -0.81%                n/a       1.64%        3.79%       n/a     3.36%

KEMPER VARIABLE SERIES
Kemper Small Cap Value                12/31/97    1.61%                n/a      -5.51%        6.21%       n/a   -3.61%
Kemper Government
Securities                            12/31/97    0.61%                n/a       2.14%       5.21%        n/a    3.80%





Kemper Small Cap Growth               12/31/97   49.88%                n/a      23.48%     54.48%           n/a    24.70%
Kemper-Dreman High
  Return Equity                        5/15/98    8.40%                n/a      1.54%      13.00%           n/a    3.50%

LIBERTY VARIABLE INVESTMENT TRUST
Newport Tiger Fund,
  Variable Series                     12/31/97   16.96%                n/a      11.16%     21.56%           n/a    12.61%

MFS VARIABLE  INSURANCE TRUST
MFS Emerging Growth                   12/31/97   47.34%                n/a      33.65%     51.94%           n/a    34.71%
MFS Research                          12/31/97   26.25%                n/a      17.45%     30.85%           n/a    18.77%
MFS Growth With Income                12/31/97    7.18%                n/a      8.16%      11.78%           n/a    9.66%
MFS High Income                       12/31/97   -3.86%                n/a      -1.09%      0.74%           n/a    0.67%
MFS Global  Governments               12/31/97   -5.66%                n/a      -0.70%     -1.06%           n/a    1.04%
MFS Bond                               5/15/98   -1.09%                n/a      0.58%      3.51%            n/a    2.55%

OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income
  Fund/VA                             12/31/97   -3.78%                n/a      -1.28%     0.82%           n/a     0.48%
Oppenheimer Bond Fund/VA              12/31/97   -1.76%                n/a      0.11%      2.83%           n/a     1.83%





Oppenheimer Capital
  Appreciation Fund/VA                12/31/97   33.30%                n/a      23.65%    37.90%          n/a      24.86%
Oppenheimer Main Street
  Growth & Income
  Fund/VA                             12/31/97   6.94%                 n/a      6.64%    11.54%            n/a     8.19%
Oppenheimer Strategic
  Bond Fund/VA                        12/31/97  -0.67%                 n/a      -0.01%    3.93%            n/a     1.71%

PUTNAM VARIABLE TRUST
Putnam VT Growth and
   Income-Class IA
   Shares                             12/31/97  -0.06%                 n/a      4.29%     4.54%            n/a     5.89%
Putnam VT
   International Growth-
   Class IA Shares                    12/31/97  18.64%                 n/a      19.73%   23.24%            n/a     21.00%
Putnam VT
   International New
   Opportunities-Class
   IA Shares                          12/31/97  12.46%                 n/a      20.18%   17.06%            n/a     21.44%
Putnam VT New Value-
   Class IA Shares                    12/31/97  7.44%                  n/a      3.48%    12.04%            n/a     5.11%
Putnam VT Vista-Class
   IA Shares                          12/31/97  64.16%                 n/a      30.57%   68.76%            n/a     31.68%

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST, CLASS 1 SHARES
Templeton Developing Markets
  Securities (3)                      5/1/98   -12.77%                 n/a    -9.32%    -8.17%            n/a    -7.10%
Mutual Shares Securities (4)          5/1/98     4.42%                 n/a     -0.95%    9.02%            n/a     1.04%
Templeton International
  Securities (5)                      5/1/98     3.14%                 n/a      0.54%    7.74%            n/a     2.49%
Franklin Large Cap Growth
  Securities (6)                      3/1/99    29.21%                 n/a      22.21%  33.81%            n/a     24.82%
Franklin Small Cap (7)                3/1/99    53.15%                 n/a      52.75%  57.75%            n/a     55.03%
Templeton Global Income
  Securities (8)                      3/1/99     -9.34%                 n/a     -7.64%   -4.74%           n/a     -4.57%
Templeton Growth Securities (9)       1/19/99   -12.77%                 n/a     -2.88%   -8.17%           n/a     -0.05%
Templeton Asset Strategy (10)

VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III

VIP Growth                            2/17/98   19.03%                 n/a       23.26%     23.63%         n/a     24.66%

VIP Equity-Income                     2/17/98    1.64%                 n/a       3.75%       6.23%         n/a     5.47%

VIP II Contrafund                     2/17/98   11.00%                 n/a      15.21%      15.60%         n/a     16.66%


VIP III Growth                        2/17/98   -6.71%                 n/a      2.48%      -2.11%          n/a     4.22%
Opportunities





VIP III Growth                        2/17/98    3.42%                 n/a       9.47%      8.02%          n/a     11.04%
& Income




(1) As described elsewhere herein, effective as of the date of this Supplement, the assets of the Portfolios of Cova Series Trust were transferred to corresponding Portfolios of Met Investors Series Trust, with the exception of the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Performance information shown above reflects historical performance of each Cova Series Trust Portfolio. Each Portfolio of Met Investors Series Trust will be managed by the investment manager using the same investment objective and strategy as its predecessor Portfolio. Each of the predecessor Cova Series Trust Portfolios and their corresponding Met Investors Series Trust Portfolios are shown on the cover page of this Supplement.

(2) On February __, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust Portfolio (from January 8, 1999 through September 30, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(3) Previously, the Templeton Developing Markets Securities Fund was known as the Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance of the Templeton Developing Markets Securities Fund.

(4) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance of the Mutual Shares Securities Fund.

(5) Previously, the Templeton International Securities Fund was known as the Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance of the Templeton International Securities Fund.

(6)  Effective  May 1, 2000,  the  Franklin  Large Cap Growth  Investments  Fund

(previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance of the Franklin Large Cap Growth Securities Fund.

(7) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance of the Franklin Small Cap Fund.

(8) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance of the Templeton Global Income Securities Fund.

(9) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance of the Templeton Growth Securities Fund.

(10) Previously, Templeton Asset Allocation Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation Fund. Performance shown reflects historical performance of the Templeton Asset Strategy Fund.

PART 2 - HISTORICAL FUND PERFORMANCE

Certain Funds ("Existing Funds") have been in existence prior to when the Separate Account and your contract began investing in them. In order to show how historical investment performance of the Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

* The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

* Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

* Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 9/30/00:
AIM VARIABLE INSURANCE FUNDS



                                  Fund    Performance           Accumulation   Unit            Performance

                                         Column A              Column   B                     Column C
                                                              (reflects all             (reflects insurance
                                                               charges and                charges and
                                                              portfolio expenses)        portfolio expenses)

                                             1 yr.  5yrs.  10yrs./     1 yr.    5yrs.  10yrs./  1 yr.     5yrs.    10yrs/
                                                           since                        since                      since
                                                           inception                  inception                   inception

AIM V.I. Capital
Appreciation               5/5/93           55.39%   20.47%   22.07%   48.63%   18.73%  20.33%   53.23%   18.81%   20.39%
AIM V.I.
International
Equity                     5/5/93           17.66%   14.42%   13.86%   11.44%   12.76%  12.21%   16.04%   12.84%   12.28%
AIM V.I. Value             5/5/93           10.04%   17.64%   19.42%   3.92%    15.94%  17.71%   8.52%    16.02%   17.77%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
Premier Growth (Class A)   6/26/92          17.72%   25.82%   23.19%   11.49%   24.02%  21.44%   16.09%   24.09%   21.51%
Real Estate Investment
(Class A)                  1/9/97           23.33%   n/a      4.52%    17.02%   n/a     1.87%    21.62%   n/a      3.11%

GENERAL AMERICAN CAPITAL COMPANY
Money Market               10/1/87          6.22%    5.65%    5.20%    0.14%    4.09%   3.65%    4.75%    4.19%    3.74%

GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT
  Growth and Income        1/12/98          9.01%    n/a      4.08%    2.93%    n/a     0.89%    7.53%    n/a      2.61%
Goldman Sachs VIT
 International Equity      1/12/98          9.67%    n/a      13.95%   3.58%    n/a     10.84%   8.18%    n/a      12.30%
Goldman Sachs VIT Global
 Income                    1/12/98          5.23%    n/a      4.40%    -0.81%   n/a     1.15%    3.79%    n/a      2.86%

KEMPER VARIABLE SERIES
Kemper Small Cap Value     5/1/96           7.71%    n/a      3.51%    1.61%    n/a     1.01%    6.21%    n/a      2.08%
Kemper Government
Securities                 9/3/87           6.67%    6.11%    7.46%    0.61%    4.55%   5.90%    5.21%    4.64%    5.98%
Kemper Small Cap Growth    5/2/94           56.65%   26.74%   26.09%   49.88%   24.94%  24.29%   54.48%   25.01%   24.36%
Kemper-Dreman High
  Return Equity            5/4/98           14.59%   n/a      3.66%    8.40%    n/a     0.49%    13.00%   n/a      2.44%

LIBERTY VARIABLE INVESTMENT TRUST
Newport Tiger Fund,
 Variable Series           5/1/95           23.28%   2.89%    4.57%    16.96%   1.33%   3.01%    21.56%   1.45%    3.12%

MFS VARIABLE  INSURANCE TRUST
MFS Emerging  Growth      7/24/95           54.08%   29.42%   30.30%   47.34%   27.56%  28.43%   51.94%   27.63%   28.49%
MFS Research              7/26/95           32.69%   21.13%   21.24%   26.25%   17.94%  14.96%   30.85%   18.02%   15.02%
MFS Growth With Income    10/9/95           13.36%   n/a      18.27%   7.18%    n/a     16.08%   11.78%   n/a      16.65%
MFS High Income           7/26/95           2.16%    7.01%    6.93%    -3.86%   5.45%   5.36%    0.74%    5.54%    5.45%
MFS Global  Governments   6/14/94           0.33%    2.55%    3.79%    -5.66%   1.08%   2.30%    -1.06%   1.18%    2.40%
MFS Bond                 10/24/95           4.97%    n/a      5.17%    -1.09%   n/a     2.05%    3.51%    n/a      2.98%





OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer High Income
 Fund/VA                   4/30/86          2.24%    7.29%    12.21%   -3.78%   5.73%   10.62%   0.82%    5.82%    10.67%
Oppenheimer Bond Fund/VA    4/3/85          4.29%    5.43%    7.77%    -1.76%   3.88%   6.20%    2.83%    3.97%    6.27%
Oppenheimer Capital
 Appreciation Fund/VA       4/3/85          39.85%   25.87%   20.78%   33.30%   24.07%  19.06%   37.90%   24.15%   19.12%
Oppenheimer Main Street
 Growth & Income Fund/VA    7/5/95          13.12%   21.19%   22.03%   6.94%    19.46%  20.28%   11.54%   19.52%   20.33%
Oppenheimer Strategic Bond
 Fund/VA                    5/3/93          5.40%    6.67%    5.94%    -0.67%   5.12%   4.40%    3.93%    5.20%    4.48%

PUTNAM VARIABLE TRUST
Putnam VT Growth and
  Income-Class IA Shares    2/1/88          6.02%    14.40%   15.18%   -0.06%   12.75%  13.54%   4.54%    12.82%   13.60%
Putnam VT New Value-Class
  IA Shares                 1/2/97         13.62%     n/a      9.43%    7.44%    n/a     6.84%    12.04%   n/a      7.92%
Putnam VT Vista-Class IA
  Shares                    1/2/97         71.14%     n/a      30.76%   64.16%   n/a     28.25%   68.76%   n/a      28.94%
Putnam VT International
  Growth-Class IA Shares    1/2/97         24.97%     n/a      20.96%   18.64%   n/a     18.44%   23.24%   n/a      19.27%
Putnam VT International
  New Opportunities-Class
  IA Shares                 1/2/97          55.12%   n/a      27.11%   12.46%   n/a     13.95%   17.06%   n/a      14.87%

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
Templeton Global
  Income Securities(1)      1/24/89         -3.24%   2.93%    4.98%    -9.34%   1.38%   3.42%    -4.74%   1.47%    3.50%
Templeton Growth
  Securities(2)             3/15/94         7.63%    11.84%   11.44%   -12.77% 7.06%    7.42%    -8.17%   7.14%    7.50%
Templeton International
  Securities(3)              5/1/92         9.26%    13.41%   13.38%   3.14%    11.77%  11.75%   7.74%    11.85%   11.81%
Templeton Developing
  Markets Securities(4)      3/4/96         -6.88%   n/a      -10.58% -12.77%  n/a      -13.58% -8.17     n/a      -11.84%
Franklin Small Cap(5)       11/1/95         72.69%   n/a      27.03%   53.15%   n/a     22.88%   57.75%   n/a      23.36%
Franklin Large Cap
  Growth Securities(6)       5/1/96         43.81%   n/a      22.95%   29.21%   n/a     19.03%   33.81%   n/a      19.67%
Mutual Shares
Securities(7)                11/8/96        16.70%   n/a      10.80%   4.42%    n/a     6.73%    9.02%    n/a      7.76%
Templeton Asset
Strategy(8)                  8/24/88

VARIABLE INSURANCE PRODUCTS FUND,
VARIABLE INSURANCE PRODUCTS FUND II,
VARIABLE INSURANCE PRODUCTS FUND III

VIP Growth                   10/9/86        25.40%   21.44%   22.49%   19.03%   19.72%  20.77%   23.63%   19.80%   20.82%
VIP Equity-Income            10/9/86        7.73%    13.97%   17.67%   1.64%    12.34%  16.01%   6.23%    12.42%   16.06%
VIP II Contrafund             1/3/95        17.29%   19.48%   23.70%   11.00%   17.76%  21.96%   15.60%   17.84%   22.02%
VIP III Growth
Opportunities                 1/3/95        -0.73%   14.63%   17.03%   -6.71%   13.01%  15.40%   -2.11%   13.08%   15.46%
VIP III Growth
& Income                    12/31/96        9.54%    n/a      17.70%   3.42%    n/a     15.57%   8.02%    n/a      16.45%


METROPOLITAN SERIES FUND, INC.

Putnam International         5/01/91        0.80%    4.93%    6.08%    -5.17%   3.39%   4.53%    -0.57%   3.48%    4.62%
  Stock (9)

Putnam Large Cap             5/01/00        n/a      n/a      -3.60%   n/a      n/a     -9.24%   n/a      n/a      -4.14%
  Growth



   (1) Effective May 1, 2000, the Templeton Bond Fund (previously offered under the contract) merged into the Templeton Global Income Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Global Income Securities Fund.

   (2) Effective May 1, 2000, the Templeton Stock Fund (previously offered under the contract) merged into the Templeton Growth Securities Fund. Performance shown reflects historical performance and inception date of the Templeton Growth Securities Fund.

   (3) Previously, Templeton International Fund. Effective May 1, 2000, the Templeton International Securities Fund merged into the Templeton International Equity Fund. Performance shown reflects historical performance and inception date of the Templeton International Securities Fund.

   (4) Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

   (5) Effective May 1, 2000, the Franklin Small Cap Investments Fund (previously offered under the contract) merged into the Franklin Small Cap Fund. Performance shown reflects historical performance and inception date of the Franklin Small Cap Fund.

   (6) Effective May 1, 2000, the Franklin Large Cap Growth Investments Fund (previously offered under the contract) merged into the Franklin Large Cap Growth Securities Fund. Performance shown reflects historical performance and inception date of the Franklin Large Cap Growth Securities Fund.

   (7) Effective May 1, 2000, the Mutual Shares Investments Fund (previously offered under the contract) merged into the Mutual Shares Securities Fund.
Performance shown reflects historical performance and inception date of the Mutual Shares Securities Fund.

   (8) Previously, Templeton Asset Allocation Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation Fund. Performance shown reflects historical performance and inception date of the Templeton Asset Strategy Fund.

    (9) Putnam Investment Management, Inc. became the sub-investment manager of the portfolio on January 24, 2000. Performance for all prior periods reflects results under other sub-investment managers.



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (formerly Cova Variable Annuity Account One)
                                       AND

                   METLIFE  INVESTORS  LIFE  INSURANCE  COMPANY  (formerly  Cova
            Financial Services Life Insurance Company)



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, AS SUPPLEMENTED, FOR THE INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED FEBRUARY 12, 2001.



                                TABLE OF CONTENTS


                                                                            Page

     COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

     LEGAL OPINIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .

     DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . .
               Reduction or Elimination of the Withdrawal Charge . . . . .

     CALCULATION OF PERFORMANCE INFORMATION. . . . . . . . . . . . . . ..
               Total Return. . . . . . . . . . . . . . . . . . . . . . . .
               Historical Unit Values. . . . . . . . . . . . . . . . . . .
               Reporting Agencies. . . . . . . . . . . . . . . . . . . . .
               Performance Information . . . . . . . . . . . . . . . . . .

     FEDERAL TAX STATUS . . . . . . . . . . . . . . . . . . . . . . . . .
               General . . . . . . . . . . . . . . . . . . . . . . . . .
               Diversification . . . . . . . . . . . . . . . . . . . . .
               Multiple Contracts. . . . . . . . . . . . . . . . . . . .
               Contracts Owned by Other than Natural Persons . . . . . .
               Tax Treatment of Assignments or Transfer of Ownership . .
               Death Benefits. . . . . . . . . . . . . . . . . . . . . .
               Income Tax Withholding. . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Non-Qualified Contracts. .
               Qualified Plans   . . . . . . . . . . . . . . . . . . . .
               Tax Treatment of Withdrawals - Qualified Contracts. . . .
               Tax-Sheltered Annuities - Withdrawal Limitations. . . . .

     ANNUITY PROVISIONS . . . . . . . . . . . . . . . . . . . . . .  . .
               Variable Annuity. . . . . . . . . . . . . . . . . . . . .
               Fixed Annuity . . . . . . . . . . . . . . . . . . . . . .
               Annuity Unit Value. . . . . . . . . . . . . . . . . . . .
               Net Investment Factor . . . . . . . . . . . . . . . . . .
               Mortality and Expense Guarantee . . . . . . . . . . . . .

      FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . .  . .




                                     COMPANY

MetLife Investors Insurance Company (the "Company") changed its name to its present name as of the date of this Statement of Additional Information. In certain states, the new name may not yet be approved. In those states, the Company will continue to use its prior name, Cova Financial Services Life Insurance Company, until the new name is approved. The Company was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.


                                     EXPERTS

The consolidated balance sheets of the Company as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

MetLife Investors Sales Company (formerly Cova Life Sales Company) acts as the distributor. MetLife Investors Sales Company is an affiliate of the Company. The offering is on a continuous basis.


Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                 P (1 + T)  = ERV


Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

Certain Portfolios have been in existence for some time and consequently have an investment performance history ("Existing Funds"). In order to demonstrate how the investment experience of certain portfolios affects Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Existing Funds will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Existing Funds is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the Portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the Portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

                               FEDERAL TAX STATUS

General

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.


Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.


Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers that occurred in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

Fixed Annuity

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

Annuity Unit Value

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited
(In thousands of dollars)


Assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio         33,627,238 shares at a net asset value of   $24.727624 per share   $ 831,522
        Bond Debenture Portfolio                        12,580,708 shares at a net asset value of   $12.084771 per share     152,035
        Developing Growth Portfolio                      3,248,547 shares at a net asset value of   $12.359581 per share      40,151
        Large Cap Research Portfolio                     2,927,735 shares at a net asset value of   $14.138463 per share      41,394
        Mid-Cap Value Portfolio                          3,044,547 shares at a net asset value of   $14.696734 per share      44,745
        Quality Bond Portfolio                           7,917,169 shares at a net asset value of   $10.701597 per share      84,726
        Small Cap Stock Portfolio                        5,921,878 shares at a net asset value of   $17.033988 per share     100,873
        Large Cap Stock Portfolio                       12,756,827 shares at a net asset value of   $18.121351 per share     231,171
        Select Equity Portfolio                         14,814,317 shares at a net asset value of   $15.139954 per share     224,288
        International Equity Portfolio                   8,433,148 shares at a net asset value of   $13.255736 per share     111,788
        Balanced Portfolio                                 704,547 shares at a net asset value of   $11.657004 per share       8,213
        Equity Income Portfolio                            488,293 shares at a net asset value of   $11.867603 per share       5,795
        Growth and Income Equity Portfolio               1,099,237 shares at a net asset value of   $12.908522 per share      14,190
      General American Capital Company (GACC):
        Money Market Fund                                1,372,890 shares at a net asset value of   $21.213607 per share      29,124
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                          4,028,794 shares at a net asset value of       $15.92 per share      64,138
        Aggressive Equity Fund                             835,428 shares at a net asset value of       $13.94 per share      11,646
        Non-U.S. Fund                                    1,941,419 shares at a net asset value of       $12.13 per share      23,549
        Core Bond Fund                                   3,295,768 shares at a net asset value of        $9.96 per share      32,826
        Real Estate Securities Fund                        167,836 shares at a net asset value of       $10.50 per share       1,762
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                              2,531,224 shares at a net asset value of       $31.31 per share      79,253
        AIM V.I. Capital Appreciation Fund               1,257,084 shares at a net asset value of       $40.72 per share      51,188
        AIM V.I. International Equity Fund                 312,121 shares at a net asset value of       $24.29 per share       7,581
      Alliance Variable Products Series Fund, Inc.
          (Alliance):
        Premier Growth Portfolio                         1,738,293 shares at a net asset value of       $37.20 per share      64,665
        Real Estate Investment Portfolio                   675,720 shares at a net asset value of       $10.56 per share       7,136
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                394,736 shares at a net asset value of        $2.40 per share         947
      Goldman Sachs Variable Insurance Trust
          (Goldman Sachs):
        Growth and Income Fund                             649,527 shares at a net asset value of       $10.92 per share       7,093
        International Equity Fund                          302,464 shares at a net asset value of       $13.04 per share       3,944
        Global Income Fund                                  53,177 shares at a net asset value of       $10.31 per share         548
        Internet Tollkeeper                                 38,112 shares at a net asset value of        $9.78 per share         373
      Kemper Variable Series (Kemper):
        Dreman High Return Equity Portfolio                128,721 shares at a net asset value of     $0.98518 per share         127
        Kemper Small Cap Growth Portfolio                1,484,664 shares at a net asset value of     $2.89964 per share       4,305
        Kemper Small Cap Value Portfolio                 4,349,038 shares at a net asset value of     $1.11076 per share       4,831
        Kemper Government Securities Portfolio           1,925,029 shares at a net asset value of     $1.15160 per share       2,217
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                    165,693 shares at a net asset value of       $10.92 per share       1,809
        MFS Research Series                                946,103 shares at a net asset value of       $23.80 per share      22,517
        MFS Growth with Income Series                    1,146,354 shares at a net asset value of       $21.58 per share      24,738
        MFS Emerging Growth Series                       1,040,615 shares at a net asset value of       $35.65 per share      37,098
        MFS Emerging Markets Equity Series                  12,846 shares at a net asset value of        $6.88 per share          88
        MFS High Income Series                             498,854 shares at a net asset value of       $10.50 per share       5,238
        MFS Global Governments Series                       14,694 shares at a net asset value of        $9.67 per share         142

                                                                                                                         (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited
(In thousands of dollars)


Assets, continued:
    Investments, continued:
        MFS Internet Tollkeeper                                  666 shares at a net asset value of   $18.40 per share           12
      Metropolitan Life Series Trust (MetLife):
        Putnam International Stock                               968 shares at a net asset value of   $12.69 per share           12
        Putnam Large Cap Growth                                8,121 shares at a net asset value of    $9.64 per share           78
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                242,409 shares at a net asset value of   $50.87 per share       12,331
        Oppenheimer Main Street Growth & Income Fund         584,866 shares at a net asset value of   $23.59 per share       13,797
        Oppenheimer High Income Fund                         312,222 shares at a net asset value of    $9.69 per share        3,025
        Oppenheimer Bond Fund                              1,103,118 shares at a net asset value of   $11.01 per share       12,145
        Oppenheimer Strategic Bond Fund                      788,948 shares at a net asset value of    $4.70 per share        3,708
      Putnam Variable Trust (Putnam)
        Putnam VT Growth and Income Fund                   1,276,115 shares at a net asset value of   $24.80 per share       31,648
        Putnam VT New Value Fund                              90,683 shares at a net asset value of   $12.33 per share        1,118
        Putnam VT Vista Fund                                 635,813 shares at a net asset value of   $24.79 per share       15,762
        Putnam VT International Growth Fund                1,374,576 shares at a net asset value of   $18.06 per share       24,825
        Putnam VT International New Opportunities Fund       276,116 shares at a net asset value of   $16.85 per share        4,653
      Franklin Templeton Variable Insurance Products
          Trust (Templeton):
        Templeton Global Income Securities Fund               72,666 shares at a net asset value of   $10.78 per share          783
        Franklin Small Cap Fund                              180,926 shares at a net asset value of   $26.69 per share        4,829
        Templeton Growth Securities Fund                     160,426 shares at a net asset value of   $13.02 per share        2,089
        Templeton International Securities Fund              765,699 shares at a net asset value of   $18.47 per share       14,142
        Templeton Developing Markets Securities Fund         831,504 shares at a net asset value of    $5.68 per share        4,723
        Mutual Shares Securities Fund                        469,190 shares at a net asset value of   $13.51 per share        6,339
        Franklin Large Cap Growth Securities Fund            230,837 shares at a net asset value of   $23.28 per share        5,374
      Variable Insurance Products Fund, Fund II and
          Fund III (Fidelity):
        VIP Growth Portfolio                                  72,084 shares at a net asset value of   $49.78 per share        3,588
        VIP II Contrafund Portfolio                          163,988 shares at a net asset value of   $25.41 per share        4,167
        VIP III Growth Opportunities Portfolio                51,725 shares at a net asset value of   $19.95 per share        1,032
        VIP III Growth & Income Portfolio                    227,034 shares at a net asset value of   $16.02 per share        3,637
        VIP Equity-Income Portfolio                           74,063 shares at a net asset value of   $24.54 per share        1,817
      American Century Variable Portfolios, Inc.
          (American Century):
        American Century VP Income & Growth Fund             792,721 shares at a net asset value of    $7.65 per share        6,064
        American Century VP International Fund                51,406 shares at a net asset value of   $10.80 per share          555
        American Century VP Value Fund                       524,569 shares at a net asset value of    $5.90 per share        3,095
      Dreyfus Stock Index Fund                                25,981 shares at a net asset value of   $37.55 per share          976
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus VIF Disciplined Stock Portfolio                6,471 shares at a net asset value of   $27.24 per share          176
        Dreyfus VIF Capital Appreciation Portfolio            82,152 shares at a net asset value of   $40.25 per share        3,307
      INVESCO Variable Investment Funds, Inc.
          (INVESCO):
        INVESCO VIF Dynamics Fund                            168,133 shares at a net asset value of   $23.67 per share        3,980
        INVESCO VIF High Yield Fund                          136,619 shares at a net asset value of   $11.31 per share        1,545
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                        4,163 shares at a net asset value of    $8.67 per share           36
        PIMCO Low Duration Bond Portfolio                      8,284 shares at a net asset value of    $9.75 per share           81
        PIMCO StocksPLUS Growth & Income Portfolio            27,105 shares at a net asset value of   $12.86 per share          349
        PIMCO Total Return Bond Portfolio                    342,815 shares at a net asset value of    $9.56 per share        3,277
      Scudder Variable Life Investment Fund (Scudder):
        International Portfolio                              126,040 shares at a net asset value of   $14.66 per share        1,848
                                                                                                                        ------------
           Total assets                                                                                                  $2,580,697
                                                                                                                        ============

                                                                                                                        (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited
(In thousands of dollars)


Liabilities:
    Goldman Sachs Growth and Income                                    $ 1
    Kemper Small Cap Value                                               1
    INVESCO VIF Dynamics                                                 1
                                                            ---------------
           Total liabilities                                           $ 3
                                                            ===============


Net assets:
    Cova Lord Abbett Growth and Income                           $ 831,522
    Cova Bond Debenture                                            152,035
    Cova Developing Growth                                          40,151
    Cova Large Cap Research                                         41,394
    Cova Mid-Cap Value                                              44,745
    Cova Quality Bond                                               84,726
    Cova Small Cap Stock                                           100,873
    Cova Large Cap Stock                                           231,171
    Cova Select Equity                                             224,288
    Cova International Equity                                      111,788
    Cova Balanced                                                    8,213
    Cova Equity Income                                               5,795
    Cova Growth and Income Equity                                   14,190
    GACC Money Market                                               29,124
    Russell Multi-Style Equity                                      64,138
    Russell Aggressive Equity                                       11,646
    Russell Non-U.S.                                                23,549
    Russell Core Bond                                               32,826
    Russell Real Estate Securities                                   1,762
    AIM V.I. Value                                                  79,253
    AIM V.I. Capital Appreciation                                   51,188
    AIM V.I. International Equity                                    7,581
    Alliance Premier Growth                                         64,665
    Alliance Real Estate Investment                                  7,136
    Liberty Newport Tiger Fund, Variable                               947
    Goldman Sachs Growth and Income                                  7,092
    Goldman Sachs International Equity                               3,944
    Goldman Sachs Global Income                                        548
    Goldman Sachs Internet Tollkeeper                                  373
    Kemper Dreman High Return Equity                                   127
    Kemper Small Cap Growth                                          4,305
    Kemper Small Cap Value                                           4,830
    Kemper Government Securities                                     2,217
    MFS Bond                                                         1,809
    MFS Research                                                    22,517
    MFS Growth with Income                                          24,738
    MFS Emerging Growth                                             37,098
    MFS Emerging Markets Equity                                         88
    MFS High Income                                                  5,238
    MFS Global Governments                                             142
    MFS New Discovery                                                   12
    MetLife Putnam MetLife International Stock                          12
    MetLife Putnam MetLife Large Cap Growth                             78

                                                                (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
September 30, 2000
Unaudited
(In thousands of dollars)


Net assets, continued:
    Oppenheimer Capital Appreciation                                12,331
    Oppenheimer Main Street Growth & Income                         13,797
    Oppenheimer High Income                                          3,025
    Oppenheimer Bond                                                12,145
    Oppenheimer Strategic Bond                                       3,708
    Putnam VT Growth and Income                                     31,648
    Putnam VT New Value                                              1,118
    Putnam VT Vista                                                 15,762
    Putnam VT International Growth                                  24,825
    Putnam VT International New Opportunities                        4,653
    Templeton Global Income Securities                                 783
    Franklin Small Cap                                               4,829
    Templeton Growth Securities                                      2,089
    Templeton International Securities                              14,142
    Templeton Developing Markets Securities                          4,723
    Templeton Mutual Shares Securities                               6,339
    Franklin Large Cap Growth Securities                             5,374
    Fidelity VIP Growth                                              3,588
    Fidelity VIP II Contrafund                                       4,167
    Fidelity VIP III Growth Opportunities                            1,032
    Fidelity VIP III Growth & Income                                 3,637
    Fidelity VIP Equity-Income                                       1,817
    American Century VP Income & Growth                              6,064
    American Century VP International                                  555
    American Century VP Value                                        3,095
    Dreyfus Stock Index                                                976
    Dreyfus VIF Disciplined Stock                                      176
    Dreyfus VIF Capital Appreciation                                 3,307
    INVESCO VIF Dynamics                                             3,979
    INVESCO VIF High Yield                                           1,545
    PIMCO High Yield Bond                                               36
    PIMCO Low Duration Bond                                             81
    PIMCO StocksPLUS Growth & Income                                   349
    PIMCO Total Return Bond                                          3,277
    Scudder International                                            1,848
                                                            ---------------
           Total net assets                                     $2,580,694
                                                            ===============

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                                  Cova
                                         ---------------------------------------------------------------------------------------
                                         Lord Abbett
                                           Growth                                 Large                                 Small
                                            and         Bond       Developing      Cap       Mid-Cap      Quality        Cap
                                           Income     Debenture     Growth      Research      Value        Bond         Stock
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Income:
   Dividends                           $     9,486       10,055            -           92         108        4,954            1
                                         -----------------------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                7,539        1,437          345          339         323          794          940
   Administrative fee                          905          172           41           41          39           95          113
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                        8,444        1,609          386          380         362          889        1,053
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (loss)          1,042        8,446         (386)        (288)       (254)       4,065       (1,052)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  4,259          279           34          139         110          (66)       1,303
   Realized gain distributions              13,174            -        1,929        3,296         228            -        3,975
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)             17,433          279        1,963        3,435         338          (66)       5,278
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation           17,807       (4,716)      (6,865)      (1,751)      9,758          502       (2,596)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $    36,282        4,009       (5,288)       1,396       9,842        4,501        1,630
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                                    Cova
                                         -----------------------------------------------------------------------------------------

                                                                                                           Growth       Riggs
                                           Large                                                            and          U.S.
                                            Cap        Select     International                Equity      Income     Government
                                           Stock       Equity        Equity       Balanced     Income      Equity     Securities
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------


Income:
   Dividends                           $     1,478        1,094            526           1           1           -             19
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------

Expenses:
   Mortality and expense risk                2,196        2,081          1,145          79          53         138              3
   Administrative fee                          264          250            137           9           6          17              -
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------
       Total expenses                        2,460        2,331          1,282          88          59         155              3
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------

       Net investment income (loss)           (982)      (1,237)          (756)        (87)        (58)       (155)            16
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    787          971          1,377          19         (24)         82            (11)
   Realized gain distributions              18,408       14,663          7,656          58           -         213              -
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------
       Net realized gain (loss)             19,195       15,634          9,033          77         (24)        295            (11)
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------

Change in unrealized appreciation          (30,404)     (14,181)       (25,449)       (162)        393      (1,038)             4
                                         ----------  -----------  -------------  ----------  ----------  ----------  -------------

       Net increase (decrease) in net
         assets from operations        $   (12,191)         216        (17,172)       (172)        311        (898)             9
                                         ==========  ===========  =============  ==========  ==========  ==========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                            Cova        GACC                                 Russell
                                         ----------  -----------  --------------------------------------------------------------

                                                                    Multi-                                              Real
                                           Riggs        Money        Style     Aggressive                  Core        Estate
                                           Stock       Market       Equity       Equity     Non-U.S.       Bond       Securities
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Income:
   Dividends                           $         4            -          208           19          25          896           30
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    3          304          562          101         222          281           11
   Administrative fee                            -           36           67           12          27           34            1
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                            3          340          629          113         249          315           12
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (loss)              1         (340)        (421)         (94)       (224)         581           18
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (1)       1,644          106           51         102         (105)           8
   Realized gain distributions                  23            -        1,537          235         703            -            -
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                 22        1,644        1,643          286         805         (105)           8
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation               (4)        (144)      (2,890)         445      (3,813)       1,119          217
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $        19        1,160       (1,668)         637      (3,232)       1,595          243
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                          AIM                            Alliance           Liberty    Goldman Sachs
                                         ----------------------------------------  ---------------------  -----------  -------------
                                                                                                            Newport
                                                        V.I.            V.I.                     Real        Tiger        Growth
                                           V.I.       Capital       International   Premier     Estate       Fund,          and
                                          Value     Appreciation       Equity       Growth    Investment   Variable       Income
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------


Income:
   Dividends                           $       -               -               -          -         223            -              -
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------

Expenses:
   Mortality and expense risk                612             312              60        503          47            8             63
   Administrative fee                         73              37               7         60           6            1              8
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------
       Total expenses                        685             349              67        563          53            9             71
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------

       Net investment income (loss)         (685)           (349)            (67)      (563)        170           (9)           (71)
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    1              17             436         12          (8)         105              -
   Realized gain distributions                 -               -               -      2,868           -            -              -
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------
       Net realized gain (loss)                1              17             436      2,880          (8)         105              -
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------

Change in unrealized appreciation         (5,848)          4,011          (1,532)    (5,284)        890         (153)            26
                                         --------  --------------  --------------  ---------  ----------  -----------  -------------

       Net increase (decrease) in net
         assets from operations        $  (6,532)          3,679          (1,163)    (2,967)      1,052          (57)           (45)
                                         ========  ==============  ==============  =========  ==========  ===========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                       Goldman Sachs                                 Kemper
                                         ------------------------------------  ---------------------------------------------------
                                                                                 Dreman
                                                                                  High         Small        Small
                                          International  Global    Internet      Return         Cap          Cap      Government
                                            Equity       Income    Tollkeeper    Equity       Growth        Value     Securities
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------


Income:
   Dividends                           $            -          -           -            3            -           25           162
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------

Expenses:
   Mortality and expense risk                      37          4           1            1           30           42            21
   Administrative fee                               4          1           -            -            4            5             3
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------
       Total expenses                              41          5           1            1           34           47            24
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------

       Net investment income (loss)               (41)        (5)         (1)           2          (34)         (22)          138
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        16         (1)          -          (19)          70           (4)          (39)
   Realized gain distributions                      -          -           -            7          294            -             -
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------
       Net realized gain (loss)                    16         (1)          -          (12)         364           (4)          (39)
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------

Change in unrealized appreciation                (430)        23         (19)          24            5          125            18
                                         -------------  --------- -----------  -----------  -----------  ----------- -------------

       Net increase (decrease) in net
         assets from operations        $         (455)        17         (20)          14          335           99           117
                                         =============  ========= ===========  ===========  ===========  =========== =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                                 MFS
                                         ---------------------------------------------------------------------------------------

                                                                  Growth                   Emerging
                                                                   with       Emerging     Markets       High         Global
                                           Bond     Research      Income       Growth       Equity      Income      Governments
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------


Income:
   Dividends                           $     101            7           92            -           -          391              4
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------

Expenses:
   Mortality and expense risk                 14          183          194          310           1           45              1
   Administrative fee                          2           22           23           37           -            5              -
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------
       Total expenses                         16          205          217          347           1           50              1
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------

       Net investment income (loss)           85         (198)        (125)        (347)         (1)         341              3
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   (9)          53           15          602          16           (9)            (1)
   Realized gain distributions                 -        1,220          167        1,757           -            -              -
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------
       Net realized gain (loss)               (9)       1,273          182        2,359          16           (9)            (1)
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------

Change in unrealized appreciation             (6)         374          389       (2,613)        (28)        (406)            (1)
                                         --------  -----------  -----------  -----------  ----------  -----------  -------------

       Net increase (decrease) in net
         assets from operations        $      70        1,449          446         (601)        (13)         (74)             1
                                         ========  ===========  ===========  ===========  ==========  ===========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                            MFS               MetLife                              Oppenheimer
                                         ---------  ---------------------------  -------------------------------------------------
                                                                                                Main Street
                                                                                                  Growth
                                            New      International   Large Cap      Capital         &          High
                                         Discovery      Stock         Growth      Appreciation    Income      Income       Bond
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------


Income:
   Dividends                           $        -               -            -             11          35          275        885
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------

Expenses:
   Mortality and expense risk                   -               -            -             95          99           26        106
   Administrative fee                           -               -            -             11          12            3         13
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------
       Total expenses                           -               -            -            106         111           29        119
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------

       Net investment income (loss)             -               -            -            (95)        (76)         246        766
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     -               -            -             17          28          (14)       (54)
   Realized gain distributions                  -               -            -            609         459            -          -
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------
       Net realized gain (loss)                 -               -            -            626         487          (14)       (54)
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------

Change in unrealized appreciation               -               -           (2)            77        (330)        (240)      (390)
                                         ---------  --------------  -----------  -------------  ----------  -----------  ---------

       Net increase (decrease) in net
         assets from operations        $        -               -           (2)           608          81           (8)       322
                                         =========  ==============  ===========  =============  ==========  ===========  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                          Oppenheimer                            Putnam                                Templeton
                                         ------------  ------------------------------------------------------------  -------------
                                                           VT                                              VT
                                                         Growth        VT                    VT        International     Global
                                          Strategic        and        New        VT     International      New           Income
                                             Bond        Income      Value     Vista       Growth      Opportunities   Securities
                                         ------------  -----------  --------  --------  ------------  -------------  -------------


Income:
   Dividends                           $         274          513        12         -           417              2             27
                                         ------------  -----------  --------  --------  ------------  -------------  -------------

Expenses:
   Mortality and expense risk                     33          263         8       106           215             39              5
   Administrative fee                              4           32         1        13            26              5              1
                                         ------------  -----------  --------  --------  ------------  -------------  -------------
       Total expenses                             37          295         9       119           241             44              6
                                         ------------  -----------  --------  --------  ------------  -------------  -------------

       Net investment income (loss)              237          218         3      (119)          176            (42)            21
                                         ------------  -----------  --------  --------  ------------  -------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (17)        (117)       (5)       98           638             21             (3)
   Realized gain distributions                     -        2,417        42       113         1,811            188              -
                                         ------------  -----------  --------  --------  ------------  -------------  -------------
       Net realized gain (loss)                  (17)       2,300        37       211         2,449            209             (3)
                                         ------------  -----------  --------  --------  ------------  -------------  -------------

Change in unrealized appreciation               (158)      (1,551)       70     1,729        (4,812)        (1,542)           (32)
                                         ------------  -----------  --------  --------  ------------  -------------  -------------

       Net increase (decrease) in net
         assets from operations        $          62          967       110     1,821        (2,187)        (1,375)           (14)
                                         ============  ===========  ========  ========  ============  =============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                          Templeton                                     Fidelity
                                         ----------------------------------------------------------------------------  -----------
                                                                                                            Franklin
                                          Franklin                               Developing     Mutual      Large Cap
                                           Small      Growth     International    Markets       Shares       Growth        VIP
                                            Cap      Securities   Securities     Securities    Securities   Securities   Growth
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------


Income:
   Dividends                           $       17          10             228            35           37           8            2
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                  25          11             115            38           37          27           26
   Administrative fee                           3           1              14             5            4           3            3
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------
       Total expenses                          28          12             129            43           41          30           29
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------

       Net investment income (loss)           (11)         (2)             99            (8)          (4)        (22)         (27)
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   (42)         (4)           (108)           33           11           1           10
   Realized gain distributions                 33         192           1,359             -           30         117          219
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------
       Net realized gain (loss)                (9)        188           1,251            33           41         118          229
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------

Change in unrealized appreciation             (60)       (208)         (1,898)       (1,310)         256         293         (230)
                                         ---------  ----------  --------------  ------------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations        $      (80)        (22)           (548)       (1,285)         293         389          (28)
                                         =========  ==========  ==============  ============  ===========  ==========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                               Fidelity                                  American Century
                                         -----------------------------------------------------  -----------------------------------

                                                          VIP III       VIP III        VIP         VP
                                            VIP II        Growth       Growth &      Equity-    Income &         VP           VP
                                          Contrafund    Opportunities   Income       Income      Growth     International   Value
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------


Income:
   Dividends                           $           7             10           31           22           6               -        8
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------

Expenses:
   Mortality and expense risk                     29              9           29           14          26               2       13
   Administrative fee                              4              1            4            2           3               -        2
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------
       Total expenses                             33             10           33           16          29               2       15
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------

       Net investment income (loss)              (26)             -           (2)           6         (23)             (2)      (7)
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        3             (5)           -           (4)          2              (1)       3
   Realized gain distributions                   255             51          205           81           -               1       20
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------
       Net realized gain (loss)                  258             46          205           77           2               -       23
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------

Change in unrealized appreciation               (253)          (111)        (158)         (11)        (87)            (44)     173
                                         ------------  -------------  -----------  -----------  ----------  --------------  -------

       Net increase (decrease) in net
         assets from operations        $         (21)           (65)          45           72        (108)            (46)     189
                                         ============  =============  ===========  ===========  ==========  ==============  =======


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                       Dreyfus                           INVESCO                    PIMCO
                                         --------------------------------------- ------------------------  ------------------------

                                                        VIF            VIF                       VIF          High         Low
                                           Stock     Disciplined     Capital        VIF          High        Yield       Duration
                                           Index       Stock      Appreciation    Dynamics      Yield         Bond         Bond
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------


Income:
   Dividends                           $         4            -               -           -            -            2            -
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    4            1              14          16            7            -            -
   Administrative fee                            -            -               2           2            1            -            -
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------
       Total expenses                            4            1              16          18            8            -            -
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------

       Net investment income (loss)              -           (1)            (16)        (18)          (8)           2            -
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -            -               6           5            -           (2)           -
   Realized gain distributions                   -            -               -           -            -            -            -
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                  -            -               6           5            -           (2)           -
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------

Change in unrealized appreciation              (13)           2             (19)        443           (6)           -            1
                                         ----------  -----------  -------------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $       (13)           1             (29)        430          (14)           -            1
                                         ==========  ===========  ============== ===========  ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                      PIMCO               Scudder
                                           --------------------------  ---------------

                                            StocksPLUS       Total
                                             Growth &       Return
                                              Income         Bond       International        Total
                                           --------------  ----------  ----------------  ---------------


Income:
   Dividends                             $            10          76                 3           32,972
                                           --------------  ----------  ----------------  ---------------

Expenses:
   Mortality and expense risk                          2          15                 8           22,848
   Administrative fee                                  -           2                 1            2,742
                                           --------------  ----------  ----------------  ---------------
       Total expenses                                  2          17                 9           25,590
                                           --------------  ----------  ----------------  ---------------

       Net investment income (loss)                    8          59                (6)           7,382
                                           --------------  ----------  ----------------  ---------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                            -           -               (10)          12,807
   Realized gain distributions                         -           -                66           80,679
                                           --------------  ----------  ----------------  ---------------
       Net realized gain (loss)                        -           -                56           93,486
                                           --------------  ----------  ----------------  ---------------

Change in unrealized appreciation                    (10)         49              (281)         (84,866)
                                           --------------  ----------  ----------------  ---------------

       Net increase (decrease) in net
         assets from operations          $            (2)        108              (231)          16,002
                                           ==============  ==========  ================  ===============


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                                  Cova
                                         ---------------------------------------------------------------------------------------
                                         Lord Abbett
                                           Growth                                 Large                                 Small
                                            and         Bond       Developing      Cap       Mid-Cap      Quality        Cap
                                           Income     Debenture     Growth      Research      Value        Bond         Stock
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $     1,042        8,446         (386)        (288)       (254)       4,065       (1,052)
     Net realized gain (loss)               17,433          279        1,963        3,435         338          (66)       5,278
     Change in unrealized appreciation      17,807       (4,716)      (6,865)      (1,751)      9,758          502       (2,596)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) from
         operations                         36,282        4,009       (5,288)       1,396       9,842        4,501        1,630
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -            -            -           -            -            -
   Cova redemptions                              -            -            -            -           -            -            -
   Payments received from contract
     owners                                 11,051        2,176        5,823        2,347       2,063        2,779        2,146
   Transfers between sub-accounts
     (including fixed account), net          3,409       (1,177)      10,012        6,311       6,843       (2,460)       4,428
   Transfers for contract benefits and
     terminations                          (54,639)     (10,536)      (1,532)      (1,768)     (1,510)      (8,268)      (4,858)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      (40,179)      (9,537)      14,303        6,890       7,396       (7,949)       1,716
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             (3,897)      (5,528)       9,015        8,286      17,238       (3,448)       3,346

Net assets at beginning of period          835,419      157,563       31,136       33,108      27,507       88,174       97,527
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $   831,522      152,035       40,151       41,394      44,745       84,726      100,873
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                                   Cova
                                         ------------------------------------------------------------------------------------------
                                                                                                           Growth        Riggs
                                           Large                                                             and          U.S.
                                            Cap        Select      International              Equity       Income      Government
                                           Stock       Equity         Equity      Balanced    Income       Equity      Securities
                                         ----------  -----------  -------------- ---------  -----------  -----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $      (982)      (1,237)           (756)      (87)         (58)        (155)            16
     Net realized gain (loss)               19,195       15,634           9,033        77          (24)         295            (11)
     Change in unrealized appreciation     (30,404)     (14,181)        (25,449)     (162)         393       (1,038)             4
                                         ----------  -----------  -------------- ---------  -----------  -----------  -------------
       Net increase (decrease) from
         operations                        (12,191)         216         (17,172)     (172)         311         (898)             9
                                         ----------  -----------  -------------- ---------  -----------  -----------  -------------

Contract transactions:
   Cova payments                                 -            -               -         -            -            -              -
   Cova redemptions                              -            -               -         -            -            -           (203)
   Payments received from contract
     owners                                  7,817        3,253           3,014        57           79           91            382
   Transfers between sub-accounts
     (including fixed account), net         26,365        5,619           7,886       432           24          602           (478)
   Transfers for contract benefits and
     terminations                          (17,771)     (10,572)         (5,839)     (545)        (326)        (577)            (2)
                                         ----------  -----------  -------------- ---------  -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                       16,411       (1,700)          5,061       (56)        (223)         116           (301)
                                         ----------  -----------  -------------- ---------  -----------  -----------  -------------

       Net increase (decrease) in net
         assets                              4,220       (1,484)        (12,111)     (228)          88         (782)          (292)

Net assets at beginning of period          226,951      225,772         123,899     8,441        5,707       14,972            292
                                         ----------  -----------  -------------- ---------  -----------  -----------  -------------
Net assets at end of period            $   231,171      224,288         111,788     8,213        5,795       14,190              -
                                         ==========  ===========  ============== =========  ===========  ===========  =============



COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                            Cova        GACC                                 Russell
                                         ----------  -----------  --------------------------------------------------------------

                                                                    Multi-                                              Real
                                           Riggs        Money        Style      Aggressive                 Core        Estate
                                           Stock        Market      Equity       Equity      Non-U.S.      Bond       Securities
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         1         (340)        (421)         (94)       (224)         581           18
     Net realized gain (loss)                   22        1,644        1,643          286         805         (105)           8
     Change in unrealized appreciation          (4)        (144)      (2,890)         445      (3,813)       1,119          217
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) from
         operations                             19        1,160       (1,668)         637      (3,232)       1,595          243
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -            -            -           -            -            -
   Cova redemptions                           (107)           -            -            -           -            -            -
   Payments received from contract
     owners                                    387        3,840        5,509          915       2,369        2,171          456
   Transfers between sub-accounts
     (including fixed account), net           (516)     (14,102)       7,303        1,180       2,859        3,075          534
   Transfers for contract benefits and
     terminations                               (2)      (4,669)      (3,334)        (543)     (1,409)      (1,569)        (102)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         (238)     (14,931)       9,478        1,552       3,819        3,677          888
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                               (219)     (13,771)       7,810        2,189         587        5,272        1,131

Net assets at beginning of period              219       42,895       56,328        9,457      22,962       27,554          631
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $         -       29,124       64,138       11,646      23,549       32,826        1,762
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)

                                                                                                                          Goldman
                                                          AIM                            Alliance            Liberty       Sachs
                                         ---------------------------------------  -----------------------  -----------  ------------
                                                                                                             Newport
                                                       V.I.            V.I.                      Real         Tiger        Growth
                                           V.I.       Capital      International   Premier      Estate        Fund,         and
                                          Value     Appreciation      Equity       Growth     Investment    Variable       Income
                                         --------  -------------  --------------  ---------  ------------  -----------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $    (685)          (349)            (67)      (563)          170           (9)          (71)
     Net realized gain (loss)                  1             17             436      2,880            (8)         105             -
     Change in unrealized appreciation    (5,848)         4,011          (1,532)    (5,284)          890         (153)           26
                                         --------  -------------  --------------  ---------  ------------  -----------  ------------
       Net increase (decrease) from
         operations                       (6,532)         3,679          (1,163)    (2,967)        1,052          (57)          (45)
                                         --------  -------------  --------------  ---------  ------------  -----------  ------------

Contract transactions:
   Cova payments                               -              -               -          -             -            -             -
   Cova redemptions                            -              -               -          -             -            -             -
   Payments received from contract
     owners                               13,909          8,611           1,305     18,314         1,979          210           480
   Transfers between sub-accounts
     (including fixed account), net       31,895         25,416           2,811     11,891           691          184           550
   Transfers for contract benefits and
     terminations                         (2,591)        (1,646)           (214)    (1,906)         (140)         (12)         (285)
                                         --------  -------------  --------------  ---------  ------------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                     43,213         32,381           3,902     28,299         2,530          382           745
                                         --------  -------------  --------------  ---------  ------------  -----------  ------------

       Net increase (decrease) in net
         assets                           36,681         36,060           2,739     25,332         3,582          325           700

Net assets at beginning of period         42,572         15,128           4,842     39,333         3,554          622         6,392
                                         --------  -------------  --------------  ---------  ------------  -----------  ------------
Net assets at end of period            $  79,253         51,188           7,581     64,665         7,136          947         7,092
                                         ========  =============  ==============  =========  ============  ===========  ============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                       Goldman Sachs                                  Kemper
                                         -------------------------------------  -------------------------------------------------
                                                                                  Dreman
                                                                                   High         Small      Small
                                          International  Global     Internet      Return         Cap        Cap      Government
                                            Equity       Income    Tollkeeper     Equity       Growth      Value     Securities
                                         -------------  --------- ------------  -----------  ----------- ---------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          (41)        (5)          (1)           2          (34)      (22)           138
     Net realized gain (loss)                      16         (1)           -          (12)         364        (4)           (39)
     Change in unrealized appreciation           (430)        23          (19)          24            5       125             18
                                         -------------  --------- ------------  -----------  ----------- ---------  -------------
       Net increase (decrease) from
         operations                              (455)        17          (20)          14          335        99            117
                                         -------------  --------- ------------  -----------  ----------- ---------  -------------

Contract transactions:
   Cova payments                                    -          -            -            -            -         -              -
   Cova redemptions                                 -          -            -            -            -         -              -
   Payments received from contract
     owners                                       485        204          144            -          852       349            114
   Transfers between sub-accounts
     (including fixed account), net               511         31          250          (42)       1,401       226           (143)
   Transfers for contract benefits and
     terminations                                (158)       (36)          (1)         (18)         (43)     (246)          (164)
                                         -------------  --------- ------------  -----------  ----------- ---------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                             838        199          393          (60)       2,210       329           (193)
                                         -------------  --------- ------------  -----------  ----------- ---------  -------------

       Net increase (decrease) in net
         assets                                   383        216          373          (46)       2,545       428            (76)

Net assets at beginning of period               3,561        332            -          173        1,760     4,402          2,293
                                         -------------  --------- ------------  -----------  ----------- ---------  -------------
Net assets at end of period            $        3,944        548          373          127        4,305     4,830          2,217
                                         =============  ========= ============  ===========  =========== =========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                                   MFS
                                         -----------------------------------------------------------------------------------------

                                                                    Growth                  Emerging
                                                                     with       Emerging     Markets       High         Global
                                            Bond      Research      Income       Growth      Equity       Income      Governments
                                         ----------  -----------  -----------  ----------- -----------  -----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        85         (198)        (125)        (347)         (1)         341              3
     Net realized gain (loss)                   (9)       1,273          182        2,359          16           (9)            (1)
     Change in unrealized appreciation          (6)         374          389       (2,613)        (28)        (406)            (1)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -------------
       Net increase (decrease) from
         operations                             70        1,449          446         (601)        (13)         (74)             1
                                         ----------  -----------  -----------  ----------- -----------  -----------  -------------

Contract transactions:
   Cova payments                                 -            -            -            -           -            -              -
   Cova redemptions                              -            -            -            -           -            -              -
   Payments received from contract
     owners                                      1        1,968        4,026        7,727           -          403             31
   Transfers between sub-accounts
     (including fixed account), net          1,728        3,482        3,466        2,983         (44)         603             47
   Transfers for contract benefits and
     terminations                             (209)        (740)        (631)      (1,544)         (4)        (219)           (14)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                        1,520        4,710        6,861        9,166         (48)         787             64
                                         ----------  -----------  -----------  ----------- -----------  -----------  -------------

       Net increase (decrease) in net
         assets                              1,590        6,159        7,307        8,565         (61)         713             65

Net assets at beginning of period              219       16,358       17,431       28,533         149        4,525             77
                                         ----------  -----------  -----------  ----------- -----------  -----------  -------------
Net assets at end of period            $     1,809       22,517       24,738       37,098          88        5,238            142
                                         ==========  ===========  ===========  =========== ===========  ===========  =============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                            MFS               MetLife                              Oppenheimer
                                         ---------  --------------------------  --------------------------------------------------
                                                                                                Main Street
                                                                                                  Growth
                                            New      International  Large Cap      Capital          &           High
                                          Discovery     Stock        Growth      Appreciation     Income       Income      Bond
                                         ---------  -------------  -----------  -------------  ------------  ----------  ---------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        -              -            -            (95)          (76)        246        766
     Net realized gain (loss)                   -              -            -            626           487         (14)       (54)
     Change in unrealized appreciation          -              -           (2)            77          (330)       (240)      (390)
                                         ---------  -------------  -----------  -------------  ------------  ----------  ---------
       Net increase (decrease) from
         operations                             -              -           (2)           608            81          (8)       322
                                         ---------  -------------  -----------  -------------  ------------  ----------  ---------

Contract transactions:
   Cova payments                                -              -            -              -             -           -          -
   Cova redemptions                             -              -            -              -             -           -          -
   Payments received from contract
     owners                                    12              -            3          1,639         4,419         141        428
   Transfers between sub-accounts
     (including fixed account), net             -             12           77          2,967         1,926         591      1,356
   Transfers for contract benefits and
     terminations                               -              -            -           (346)         (298)       (123)      (503)
                                         ---------  -------------  -----------  -------------  ------------  ----------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                          12             12           80          4,260         6,047         609      1,281
                                         ---------  -------------  -----------  -------------  ------------  ----------  ---------

       Net increase (decrease) in net
         assets                                12             12           78          4,868         6,128         601      1,603

Net assets at beginning of period               -              -            -          7,463         7,669       2,424     10,542
                                         ---------  -------------  -----------  -------------  ------------  ----------  ---------
Net assets at end of period            $       12             12           78         12,331        13,797       3,025     12,145
                                         =========  =============  ===========  =============  ============  ==========  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                          Oppenheimer                           Putnam                                 Templeton
                                         -------------  ------------------------------------------------------------  -----------
                                                            VT                                              VT
                                                          Growth        VT                   VT         International   Global
                                           Strategic        and        New       VT     International       New         Income
                                             Bond         Income      Value     Vista      Growth       Opportunities  Securities
                                         -------------  -----------  --------  -------  -------------  -------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          237          218         3     (119)           176            (42)          21
     Net realized gain (loss)                     (17)       2,300        37      211          2,449            209           (3)
     Change in unrealized appreciation           (158)      (1,551)       70    1,729         (4,812)        (1,542)         (32)
                                         -------------  -----------  --------  -------  -------------  -------------  -----------
       Net increase (decrease) from
         operations                                62          967       110    1,821         (2,187)        (1,375)         (14)
                                         -------------  -----------  --------  -------  -------------  -------------  -----------

Contract transactions:
   Cova payments                                    -            -         -        -              -              -            -
   Cova redemptions                                 -            -         -        -              -              -            -
   Payments received from contract
     owners                                       463        2,543       283    3,379          5,648          2,425           66
   Transfers between sub-accounts
     (including fixed account), net                90        3,083        84    4,071          2,074          1,218          431
   Transfers for contract benefits and
     terminations                                 (62)      (1,216)      (52)    (356)          (904)          (127)         (26)
                                         -------------  -----------  --------  -------  -------------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             491        4,410       315    7,094          6,818          3,516          471
                                         -------------  -----------  --------  -------  -------------  -------------  -----------

       Net increase (decrease) in net
         assets                                   553        5,377       425    8,915          4,631          2,141          457

Net assets at beginning of period               3,155       26,271       693    6,847         20,194          2,512          326
                                         -------------  -----------  --------  -------  -------------  -------------  -----------
Net assets at end of period            $        3,708       31,648     1,118   15,762         24,825          4,653          783
                                         =============  ===========  ========  =======  =============  =============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                                        Templeton                                     Fidelity
                                         --------------------------------------------------------------------------- -----------
                                                                                                          Franklin
                                          Franklin                              Developing    Mutual      Large Cap
                                           Small      Growth     International   Markets      Shares       Growth        VIP
                                            Cap      Securities  Securities     Securities   Securities   Securities   Growth
                                         ---------  ----------  -------------  -----------  -----------  ----------- -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $      (11)         (2)            99           (8)          (4)         (22)        (27)
     Net realized gain (loss)                  (9)        188          1,251           33           41          118         229
     Change in unrealized appreciation        (60)       (208)        (1,898)      (1,310)         256          293        (230)
                                         ---------  ----------  -------------  -----------  -----------  ----------- -----------
       Net increase (decrease) from
         operations                           (80)        (22)          (548)      (1,285)         293          389         (28)
                                         ---------  ----------  -------------  -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                -           -              -            -            -            -           -
   Cova redemptions                             -           -              -            -            -            -           -
   Payments received from contract
     owners                                   991         404          1,283        1,981        2,642          623       1,105
   Transfers between sub-accounts
     (including fixed account), net         3,173       1,262          4,790          672          907        3,535         882
   Transfers for contract benefits and
     terminations                            (235)        (93)          (593)        (134)         (84)        (192)       (201)
                                         ---------  ----------  -------------  -----------  -----------  ----------- -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       3,929       1,573          5,480        2,519        3,465        3,966       1,786
                                         ---------  ----------  -------------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                             3,849       1,551          4,932        1,234        3,758        4,355       1,758

Net assets at beginning of period             980         538          9,210        3,489        2,581        1,019       1,830
                                         ---------  ----------  -------------  -----------  -----------  ----------- -----------
Net assets at end of period            $    4,829       2,089         14,142        4,723        6,339        5,374       3,588
                                         =========  ==========  =============  ===========  ===========  =========== ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                               Fidelity                                  American Century
                                         ---------------------------------------------------  --------------------------------------

                                                          VIP III       VIP III       VIP         VP
                                            VIP II         Growth      Growth &     Equity-    Income &         VP           VP
                                          Contrafund    Opportunities   Income      Income      Growth     International    Value
                                         ------------  -------------- -----------  ---------  -----------  -------------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         (26)              -          (2)         6          (23)            (2)         (7)
     Net realized gain (loss)                    258              46         205         77            2              -          23
     Change in unrealized appreciation          (253)           (111)       (158)       (11)         (87)           (44)        173
                                         ------------  -------------- -----------  ---------  -----------  -------------  ----------
       Net increase (decrease) from
         operations                              (21)            (65)         45         72         (108)           (46)        189
                                         ------------  -------------- -----------  ---------  -----------  -------------  ----------

Contract transactions:
   Cova payments                                   -               -           -          -            -              -           -
   Cova redemptions                                -               -           -          -            -              -           -
   Payments received from contract
     owners                                      822             115         451        163        5,190            463       2,402
   Transfers between sub-accounts
     (including fixed account), net            1,675             304         724        397          754            139         350
   Transfers for contract benefits and
     terminations                               (125)            (51)        (65)       (43)         (51)            (3)        (19)
                                         ------------  -------------- -----------  ---------  -----------  -------------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          2,372             368       1,110        517        5,893            599       2,733
                                         ------------  -------------- -----------  ---------  -----------  -------------  ----------

       Net increase (decrease) in net
         assets                                2,351             303       1,155        589        5,785            553       2,922

Net assets at beginning of period              1,816             729       2,482      1,228          279              2         173
                                         ------------  -------------- -----------  ---------  -----------  -------------  ----------
Net assets at end of period            $       4,167           1,032       3,637      1,817        6,064            555       3,095
                                         ============  ============== ===========  =========  ===========  =============  ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                        Dreyfus                          INVESCO                   PIMCO
                                         --------------------------------------  ------------------------  -----------------------

                                                        VIF           VIF                        VIF         High         Low
                                           Stock     Disciplined    Capital         VIF          High        Yield      Duration
                                           Index       Stock      Appreciation    Dynamics      Yield        Bond         Bond
                                         ----------  -----------  -------------  -----------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         -           (1)           (16)         (18)          (8)          2            -
     Net realized gain (loss)                    -            -              6            5            -          (2)           -
     Change in unrealized appreciation         (13)           2            (19)         443           (6)          -            1
                                         ----------  -----------  -------------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                            (13)           1            (29)         430          (14)          -            1
                                         ----------  -----------  -------------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                 -            -              -            -            -           -            -
   Cova redemptions                              -            -              -            -            -           -            -
   Payments received from contract
     owners                                    594          154          2,693        2,958        1,369          28           80
   Transfers between sub-accounts
     (including fixed account), net            389           11            428          435          151           8            -
   Transfers for contract benefits and
     terminations                               (8)           -            (10)         (25)         (17)          -            -
                                         ----------  -----------  -------------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          975          165          3,111        3,368        1,503          36           80
                                         ----------  -----------  -------------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                962          166          3,082        3,798        1,489          36           81

Net assets at beginning of period               14           10            225          181           56           -            -
                                         ----------  -----------  -------------  -----------  -----------  ----------  -----------
Net assets at end of period            $       976          176          3,307        3,979        1,545          36           81
                                         ==========  ===========  =============  ===========  ===========  ==========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended September 30, 2000
Unaudited
(In thousands of dollars)


                                                          PIMCO         Scudder
                                         --------------------------  -------------

                                          StocksPLUS      Total
                                           Growth &       Return
                                            Income         Bond      International      Total
                                         -------------  -----------  -------------  --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $            8           59             (6)          7,382
     Net realized gain (loss)                       -            -             56          93,486
     Change in unrealized appreciation            (10)          49           (281)        (84,866)
                                         -------------  -----------  -------------  --------------
       Net increase (decrease) from
         operations                                (2)         108           (231)         16,002
                                         -------------  -----------  -------------  --------------

Contract transactions:
   Cova payments                                    -            -              -               -
   Cova redemptions                                 -            -              -            (310)
   Payments received from contract
     owners                                       329        2,841          1,628         172,595
   Transfers between sub-accounts
     (including fixed account), net                46          303            287         195,688
   Transfers for contract benefits and
     terminations                                 (33)         (46)            (5)       (147,238)
                                         -------------  -----------  -------------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                             342        3,098          1,910         220,735
                                         -------------  -----------  -------------  --------------

       Net increase (decrease) in net
         assets                                   340        3,206          1,679         236,737

Net assets at beginning of period                   9           71            169       2,343,957
                                         -------------  -----------  -------------  --------------
Net assets at end of period            $          349        3,277          1,848       2,580,694
                                         =============  ===========  =============  ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                                                  Cova
                                         ---------------------------------------------------------------------------------------
                                                                                              VKAC      Lord Abbett
                                                                                             Growth       Growth
                                          Quality      Money         High        Stock        and          and          Bond
                                          Income       Market       Yield        Index       Income       Income     Debenture
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Income:
   Dividends                           $     1,404            7        1,324          576         331            -        2,999
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                   11            2            8           27          14        9,608        1,878
   Administrative fee                            1            -            1            3           2        1,153          225
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                           12            2            9           30          16       10,761        2,103
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (loss)          1,392            5        1,315          546         315      (10,761)         896
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   (520)           -         (955)      18,079       6,587        1,426          123
   Realized gain distributions                   -            -            -        9,833       5,025            -          972
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)               (520)           -         (955)      27,912      11,612        1,426        1,095
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation           (1,307)           -         (174)     (25,838)    (11,521)      84,856          825
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $      (435)           5          186        2,620         406       75,521        2,816
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                                                   Cova
                                         ----------------------------------------------------------------------------------------

                                                         Large                                 Small        Large
                                         Developing       Cap        Mid-Cap     Quality        Cap          Cap        Select
                                           Growth       Research      Value        Bond        Stock        Stock       Equity
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------


Income:
   Dividends                           $           -           40          32          980          201          273         528
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                    263          280         290        1,077          900        2,451       2,538
   Administrative fee                             32           34          35          129          108          294         305
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------
       Total expenses                            295          314         325        1,206        1,008        2,745       2,843
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------

       Net investment income (loss)             (295)        (274)       (293)        (226)        (807)      (2,472)     (2,315)
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       69            9          21          (12)         116        2,080         283
   Realized gain distributions                     -            -           -          491            -        5,964      17,924
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------
       Net realized gain (loss)                   69            9          21          479          116        8,044      18,207
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------

Change in unrealized appreciation              6,712        5,533       1,266       (2,613)      29,693       20,021         404
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations        $       6,486        5,268         994       (2,360)      29,002       25,593      16,296
                                         ============  ===========  ==========  ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                                                    Cova
                                         -----------------------------------------------------------------------------------------
                                                                                                Growth       Riggs
                                                                       Small                     and          U.S.
                                         International                  Cap        Equity       Income     Government     Riggs
                                            Equity       Balanced      Equity      Income       Equity     Securities     Stock
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------


Income:
   Dividends                           $          509          161            -          92           53             -          -
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------

Expenses:
   Mortality and expense risk                   1,283           77           14          62          148             1          -
   Administrative fee                             154            9            2           7           18             -          -
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------
       Total expenses                           1,437           86           16          69          166             1          -
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------

       Net investment income (loss)              (928)          75          (16)         23         (113)           (1)         -
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     1,060           43           76          27           62             1          -
   Realized gain distributions                  1,361           80            -         266           95             -          -
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------
       Net realized gain (loss)                 2,421          123           76         293          157             1          -
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------

Change in unrealized appreciation              24,455          138          (34)       (336)       1,557            (4)         4
                                         -------------  -----------  ----------- -----------  -----------  ------------  ---------

       Net increase (decrease) in net
         assets from operations        $       25,948          336           26         (20)       1,601            (4)         4
                                         =============  ===========  =========== ===========  ===========  ============  =========




COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                           GACC      Lord Abbett                            Russell
                                         ----------  -----------  --------------------------------------------------------------

                                                       Growth       Multi-                                              Real
                                           Money        and         Style      Aggressive                  Core        Estate
                                          Market       Income       Equity       Equity     Non-U.S.       Bond      Securities
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Income:
   Dividends                           $         -            -          304           22         287        1,359           20
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                  476          186          528           87         190          284            2
   Administrative fee                           57           22           63           10          23           34            -
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                          533          208          591           97         213          318            2
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (loss)           (533)        (208)        (287)         (75)         74        1,041           18
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    955      145,466          122          (10)         45          (71)           -
   Realized gain distributions                   -            -        3,846           38         468          812            -
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                955      145,466        3,968           28         513          741            -
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation              984     (114,453)       2,497          661       4,373       (2,215)          (9)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $     1,406       30,805        6,178          614       4,960         (433)           9
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========



COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                         AIM                           Alliance            Liberty     Goldman Sachs
                                         -------------------------------------  -----------------------  ------------  ------------
                                                                                                           Newport
                                                      V.I.           V.I.                     Real          Tiger        Growth
                                          V.I.      Capital      International   Premier     Estate         Fund,          and
                                         Value    Appreciation      Equity       Growth    Investment     Variable       Income
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------


Income:
   Dividends                           $    106              9             30          -           137             4            71
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------

Expenses:
   Mortality and expense risk               247             76             39        283            35             5            72
   Administrative fee                        30              9              5         34             4             1             9
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------
       Total expenses                       277             85             44        317            39             6            81
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------

       Net investment income (loss)        (171)           (76)           (14)      (317)           98            (2)          (10)
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                  16             14            671         58           (22)          170           (20)
   Realized gain distributions              555            294            128        279             -             -             -
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------
       Net realized gain (loss)             571            308            799        337           (22)          170           (20)
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------

Change in unrealized appreciation         5,538          3,433            927      6,844          (237)           47           205
                                         -------  -------------  -------------  ---------  ------------  ------------  ------------

       Net increase (decrease) in net
         assets from operations        $  5,938          3,665          1,712      6,864          (161)          215           175
                                         =======  =============  =============  =========  ============  ============  ============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                               Goldman Sachs                            Kemper                            MFS
                                         -----------------------  ---------------------------------------------------  ---------
                                                                    Dreman
                                                                     High        Small        Small
                                         International  Global      Return        Cap          Cap       Government
                                           Equity       Income      Equity       Growth       Value      Securities      Bond
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------


Income:
   Dividends                           $          44         10            1            -           33            69          4
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------

Expenses:
   Mortality and expense risk                     27          3            2           16           45            20          2
   Administrative fee                              3          -            -            2            5             2          -
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------
       Total expenses                             30          3            2           18           50            22          2
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------

       Net investment income (loss)               14          7           (1)         (18)         (17)           47          2
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      158          -            -           37          (18)           (1)         -
   Realized gain distributions                   217          2            1            -            -             -          -
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------
       Net realized gain (loss)                  375          2            1           37          (18)           (1)         -
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------

Change in unrealized appreciation                380        (14)         (21)         435          195           (57)        (7)
                                         ------------  ---------  -----------  -----------  -----------  ------------  ---------

       Net increase (decrease) in net
         assets from operations        $         769         (5)         (21)         454          160           (11)        (5)
                                         ============  =========  ===========  ===========  ===========  ============  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                                             MFS                                       Oppenheimer
                                         ---------------------------------------------------------------------------  -------------

                                                       Growth                   Emerging
                                                        with       Emerging     Markets      High         Global        Capital
                                         Research      Income       Growth       Equity     Income     Governments    Appreciation
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------


Income:
   Dividends                           $        16           35            -            -        210              3              7
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------

Expenses:
   Mortality and expense risk                  126          155          175            4         43              1             47
   Administrative fee                           15           19           21            -          5              -              6
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------
       Total expenses                          141          174          196            4         48              1             53
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------

       Net investment income (loss)           (125)        (139)        (196)          (4)       162              2            (46)
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     27           20          139          (12)        (5)             -             18
   Realized gain distributions                  86           42            -            -          -              -             78
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------
       Net realized gain (loss)                113           62          139          (12)        (5)             -             96
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------

Change in unrealized appreciation            2,613          841       11,084          118        (24)            (4)         1,620
                                         ----------  -----------  -----------  ----------- ----------  -------------  -------------

       Net increase (decrease) in net
         assets from operations        $     2,601          764       11,027          102        133             (2)         1,670
                                         ==========  ===========  ===========  =========== ==========  =============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                           Oppenheimer                                    Putnam
                                         ------------------------------------------------- -------------------------------------
                                         Main Street                                           VT
                                          Growth                                             Growth         VT
                                             &          High                   Strategic      and          New           VT
                                          Income       Income        Bond         Bond       Income       Value        Vista
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Income:
   Dividends                           $        15           72          286           84         240            -          484
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Expenses:
   Mortality and expense risk                   56           20           98           27         258            8           43
   Administrative fee                            7            2           12            3          31            1            5
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Total expenses                           63           22          110           30         289            9           48
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net investment income (loss)            (48)          50          176           54         (49)          (9)         436
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     27           (1)          (7)          (4)          2           (7)          22
   Realized gain distributions                  26            -           28            -       1,199            9            -
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net realized gain (loss)                 53           (1)          21           (4)      1,201            2           22
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Change in unrealized appreciation              905          (25)        (412)          (3)     (1,651)         (28)       1,514
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $       910           24         (215)          47        (499)         (35)       1,972
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                   Putnam                                       Templeton
                                         ----------------------------  -------------------------------------------------------------
                                                            VT
                                              VT       International     Global     Franklin                              Developing
                                         International      New          Income      Small      Growth    International    Markets
                                            Growth     Opportunities   Securities     Cap     Securities   Securities     Securities
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------


Income:
   Dividends                           $            -              -            -         -            -             57          13
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------

Expenses:
   Mortality and expense risk                     150             13            2         3            2             64          26
   Administrative fee                              18              2            -         -            -              8           3
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------
       Total expenses                             168             15            2         3            2             72          29
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------

       Net investment income (loss)              (168)           (15)          (2)       (3)          (2)           (15)        (16)
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       464            250            -        12            2            186          68
   Realized gain distributions                      -              -            -         -            -            198           -
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------
       Net realized gain (loss)                   464            250            -        12            2            384          68
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------

Change in unrealized appreciation               6,452            820           (3)      231           60            957         828
                                         ------------- --------------  -----------  --------  ----------- --------------  ----------

       Net increase (decrease) in net
         assets from operations        $        6,748          1,055           (5)      240           60          1,326         880
                                         ============= ==============  ===========  ========  =========== ==============  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                  Templeton                                    Fidelity
                                         ------------------------- ----------------------------------------------------------------
                                                       Franklin
                                          Mutual      Large Cap                               VIP III       VIP III         VIP
                                          Shares        Growth       VIP        VIP II         Growth       Growth &      Equity-
                                         Securities   Securities    Growth    Contrafund    Opportunities    Income       Income
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------


Income:
   Dividends                           $         3              -         1             2              1            7            5
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------

Expenses:
   Mortality and expense risk                   23              3        11            13              5           22           10
   Administrative fee                            3              -         1             2              1            3            1
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------
       Total expenses                           26              3        12            15              6           25           11
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------

       Net investment income (loss)            (23)            (3)      (11)          (13)            (5)         (18)          (6)
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     10              7         9            40              1           20            2
   Realized gain distributions                   -              -        32            18              3           13           12
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------
       Net realized gain (loss)                 10              7        41            58              4           33           14
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------

Change in unrealized appreciation              121            161       298           219             15          119            -
                                         ----------  ------------- ---------  ------------  -------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $       108            165       328           264             14          134            8
                                         ==========  ============= =========  ============  =============  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                                     American Century                         Dreyfus                     INVESCO
                                         --------------------------------------  -------------------------------------  -----------

                                            VP                                                 VIF           VIF
                                         Income &         VP            VP        Stock     Disciplined    Capital          VIF
                                          Growth     International     Value      Index       Stock      Appreciation     Dynamics
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------


Income:
   Dividends                           $         -               -           -          -            -              1            -
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------

Expenses:
   Mortality and expense risk                    -               -           -          -            -              -            -
   Administrative fee                            -               -           -          -            -              -            -
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------
       Total expenses                            -               -           -          -            -              -            -
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------

       Net investment income (loss)              -               -           -          -            -              1            -
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -               -           -          -            -              -            -
   Realized gain distributions                   -               -           -          -            -              -            -
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------
       Net realized gain (loss)                  -               -           -          -            -              -            -
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------

Change in unrealized appreciation                7               -           2          -            -              1            8
                                         ----------  --------------  ----------  ---------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets from operations        $         7               -           2          -            -              2            8
                                         ==========  ==============  ==========  =========  ===========  =============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)



                                          INVESCO                          PIMCO                          Scudder
                                         ----------  -------------------------------------------------  -------------

                                            VIF         High         Low       StocksPLUS    Total
                                           High        Yield       Duration     Growth &     Return
                                           Yield        Bond         Bond        Income       Bond      International     Total
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------


Income:
   Dividends                           $         -            -            -            -           -              -        13,562
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------

Expenses:
   Mortality and expense risk                    -            -            -            -           -              -        24,965
   Administrative fee                            -            -            -            -           -              -         2,994
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------
       Total expenses                            -            -            -            -           -              -        27,959
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------

       Net investment income (loss)              -            -            -            -           -              -       (14,397)
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -            -            -            -           -              -       177,435
   Realized gain distributions                   -            -            -            -           -              -        50,395
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------
       Net realized gain (loss)                  -            -            -            -           -              -       227,830
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------

Change in unrealized appreciation                -            -            -            -           -             11        69,998
                                         ----------  -----------  -----------  ----------- -----------  -------------  ------------

       Net increase (decrease) in net
         assets from operations        $         -            -            -            -           -             11       283,431
                                         ==========  ===========  ===========  =========== ===========  =============  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                 Cova
                                         ---------------------------------------------------------------------------------------
                                                                                              VKAC      Lord Abbett
                                                                                             Growth       Growth
                                          Quality      Money         High        Stock        and          and           Bond
                                          Income       Market       Yield        Index       Income       Income      Debenture
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $     1,392            5        1,315          546         315      (10,761)         896
     Net realized gain (loss)                 (520)           -         (955)      27,912      11,612        1,426        1,095
     Change in unrealized appreciation      (1,307)           -         (174)     (25,838)    (11,521)      84,856          825
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) from
         operations                           (435)           5          186        2,620         406       75,521        2,816
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -            -            -           -            -            -
   Cova redemptions                              -            -            -            -           -            -            -
   Payments received from contract
     owners                                     (1)           -            2            5           -       23,054        7,755
   Transfers between sub-accounts
     (including fixed account), net        (38,617)      (7,850)     (28,915)     (99,953)    (51,639)     812,130       52,101
   Transfers for contract benefits and
     terminations                              (37)         (46)         (73)        (259)        (78)     (75,286)     (15,580)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                      (38,655)      (7,896)     (28,986)    (100,207)    (51,717)     759,898       44,276
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                            (39,090)      (7,891)     (28,800)     (97,587)    (51,311)     835,419       47,092

Net assets at beginning of period           39,090        7,891       28,800       97,587      51,311            -      110,471
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $         -            -            -            -           -      835,419      157,563
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                  Cova
                                         ---------------------------------------------------------------------------------------

                                                       Large                                 Small        Large
                                         Developing     Cap        Mid-Cap      Quality       Cap          Cap         Select
                                          Growth      Research      Value         Bond       Stock        Stock        Equity
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $      (295)        (274)        (293)        (226)       (807)      (2,472)      (2,315)
     Net realized gain (loss)                   69            9           21          479         116        8,044       18,207
     Change in unrealized appreciation       6,712        5,533        1,266       (2,613)     29,693       20,021          404
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) from
         operations                          6,486        5,268          994       (2,360)     29,002       25,593       16,296
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -            -            -           -            -            -
   Cova redemptions                              -            -            -            -           -            -            -
   Payments received from contract
     owners                                  2,941        3,671        3,226        6,217       2,616       15,231        8,929
   Transfers between sub-accounts
     (including fixed account), net          7,784       12,332        7,457       59,758       1,942      129,577       32,542
   Transfers for contract benefits and
     terminations                             (930)      (1,131)      (1,315)     (15,079)     (5,678)     (24,819)     (11,305)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        9,795       14,872        9,368       50,896      (1,120)     119,989       30,166
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             16,281       20,140       10,362       48,536      27,882      145,582       46,462

Net assets at beginning of period           14,855       12,968       17,145       39,638      69,645       81,369      179,310
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $    31,136       33,108       27,507       88,174      97,527      226,951      225,772
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                  Cova
                                         -----------------------------------------------------------------------------------------
                                                                                              Growth        Riggs
                                                                     Small                     and          U.S.
                                         International                Cap        Equity       Income      Government      Riggs
                                            Equity       Balanced    Equity      Income       Equity      Securities      Stock
                                         ------------  -----------  ---------  -----------  -----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        (928)          75        (16)          23         (113)           (1)           -
     Net realized gain (loss)                  2,421          123         76          293          157             1            -
     Change in unrealized appreciation        24,455          138        (34)        (336)       1,557            (4)           4
                                         ------------  -----------  ---------  -----------  -----------  ------------  -----------
       Net increase (decrease) from
         operations                           25,948          336         26          (20)       1,601            (4)           4
                                         ------------  -----------  ---------  -----------  -----------  ------------  -----------

Contract transactions:
   Cova payments                                   -            -          -            -            -           404          201
   Cova redemptions                                -            -          -            -            -          (201)        (100)
   Payments received from contract
     owners                                    2,505        1,362        175          940        1,970            93          114
   Transfers between sub-accounts
     (including fixed account), net            7,781        3,613     (1,487)       1,509        4,068             -            -
   Transfers for contract benefits and
     terminations                             (6,580)        (242)       (41)        (185)        (490)            -            -
                                         ------------  -----------  ---------  -----------  -----------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          3,706        4,733     (1,353)       2,264        5,548           296          215
                                         ------------  -----------  ---------  -----------  -----------  ------------  -----------

       Net increase (decrease) in net
         assets                               29,654        5,069     (1,327)       2,244        7,149           292          219

Net assets at beginning of period             94,245        3,372      1,327        3,463        7,823             -            -
                                         ------------  -----------  ---------  -----------  -----------  ------------  -----------
Net assets at end of period            $     123,899        8,441          -        5,707       14,972           292          219
                                         ============  ===========  =========  ===========  ===========  ============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                            GACC     Lord Abbett                            Russell
                                         ----------  -----------  --------------------------------------------------------------

                                                       Growth       Multi-                                              Real
                                           Money        and         Style      Aggressive                  Core        Estate
                                          Market       Income       Equity       Equity      Non-U.S.      Bond      Securities
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $      (533)        (208)        (287)         (75)         74        1,041           18
     Net realized gain (loss)                  955      145,466        3,968           28         513          741            -
     Change in unrealized appreciation         984     (114,453)       2,497          661       4,373       (2,215)          (9)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) from
         operations                          1,406       30,805        6,178          614       4,960         (433)           9
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   Cova payments                                 -            -            -            -           -            -            -
   Cova redemptions                              -            -            -            -           -            -            -
   Payments received from contract
     owners                                  3,455          672        9,850        1,630       3,213        3,169          282
   Transfers between sub-accounts
     (including fixed account), net         38,999     (699,900)      12,467        2,064       5,007        8,483          351
   Transfers for contract benefits and
     terminations                          (17,429)        (780)      (1,726)        (194)       (534)        (715)         (11)
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                       25,025     (700,008)      20,591        3,500       7,686       10,937          622
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                             26,431     (669,203)      26,769        4,114      12,646       10,504          631

Net assets at beginning of period           16,464      669,203       29,559        5,343      10,316       17,050            -
                                         ----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period            $    42,895            -       56,328        9,457      22,962       27,554          631
                                         ==========  ===========  ===========  =========== ===========  ===========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                         AIM                           Alliance            Liberty     Goldman Sachs
                                         --------------------------------------  -----------------------  -----------  ------------
                                                                                                           Newport
                                                       V.I.           V.I.                     Real         Tiger        Growth
                                          V.I.       Capital      International   Premier     Estate        Fund,          and
                                          Value    Appreciation      Equity       Growth    Investment     Variable      Income
                                         --------  -------------  -------------  ---------  ------------  -----------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $    (171)           (76)           (14)      (317)           98           (2)          (10)
     Net realized gain (loss)                571            308            799        337           (22)         170           (20)
     Change in unrealized appreciation     5,538          3,433            927      6,844          (237)          47           205
                                         --------  -------------  -------------  ---------  ------------  -----------  ------------
       Net increase (decrease) from
         operations                        5,938          3,665          1,712      6,864          (161)         215           175
                                         --------  -------------  -------------  ---------  ------------  -----------  ------------

Contract transactions:
   Cova payments                               -              -              -          -             -            -             -
   Cova redemptions                            -              -              -          -             -            -             -
   Payments received from contract
     owners                               11,865          3,232            484     14,342         1,540          108           697
   Transfers between sub-accounts
     (including fixed account), net       19,423          6,441            419      9,396           754           11         1,182
   Transfers for contract benefits and
     terminations                         (1,470)          (370)           (98)    (1,017)         (108)          (7)         (296)
                                         --------  -------------  -------------  ---------  ------------  -----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                     29,818          9,303            805     22,721         2,186          112         1,583
                                         --------  -------------  -------------  ---------  ------------  -----------  ------------

       Net increase (decrease) in net
         assets                           35,756         12,968          2,517     29,585         2,025          327         1,758

Net assets at beginning of period          6,816          2,160          2,325      9,748         1,529          295         4,634
                                         --------  -------------  -------------  ---------  ------------  -----------  ------------
Net assets at end of period            $  42,572         15,128          4,842     39,333         3,554          622         6,392
                                         ========  =============  =============  =========  ============  ===========  ============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                Goldman Sachs                              Kemper                          MFS
                                         -------------------------  --------------------------------------------------  ----------
                                                                     Dreman
                                                                      High        Small        Small
                                         International   Global      Return        Cap          Cap        Government
                                            Equity       Income      Equity       Growth       Value       Securities       Bond
                                         ------------  -----------  ----------  -----------  -----------  ------------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          14            7          (1)         (18)         (17)           47           2
     Net realized gain (loss)                    375            2           1           37          (18)           (1)          -
     Change in unrealized appreciation           380          (14)        (21)         435          195           (57)         (7)
                                         ------------  -----------  ----------  -----------  -----------  ------------  ----------
       Net increase (decrease) from
         operations                              769           (5)        (21)         454          160           (11)         (5)
                                         ------------  -----------  ----------  -----------  -----------  ------------  ----------

Contract transactions:
   Cova payments                                   -            -           -            -            -             -           -
   Cova redemptions                                -            -           -            -            -             -           -
   Payments received from contract
     owners                                      613           82          15          394        1,586           694           2
   Transfers between sub-accounts
     (including fixed account), net            1,010           57          82          114          641         1,039          48
   Transfers for contract benefits and
     terminations                               (118)          (5)          -          (95)        (130)          (59)          -
                                         ------------  -----------  ----------  -----------  -----------  ------------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          1,505          134          97          413        2,097         1,674          50
                                         ------------  -----------  ----------  -----------  -----------  ------------  ----------

       Net increase (decrease) in net
         assets                                2,274          129          76          867        2,257         1,663          45

Net assets at beginning of period              1,287          203          97          893        2,145           630         174
                                         ------------  -----------  ----------  -----------  -----------  ------------  ----------
Net assets at end of period            $       3,561          332         173        1,760        4,402         2,293         219
                                         ============  ===========  ==========  ===========  ===========  ============  ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                              MFS                                     Oppenheimer
                                         --------------------------------------------------------------------------- --------------

                                                       Growth                   Emerging
                                                        with       Emerging     Markets      High         Global        Capital
                                         Research      Income       Growth       Equity     Income      Governments   Appreciation
                                         ----------  -----------  -----------  ----------- ----------  ------------- --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $      (125)        (139)        (196)          (4)       162              2            (46)
     Net realized gain (loss)                  113           62          139          (12)        (5)             -             96
     Change in unrealized appreciation       2,613          841       11,084          118        (24)            (4)         1,620
                                         ----------  -----------  -----------  ----------- ----------  ------------- --------------
       Net increase (decrease) from
         operations                          2,601          764       11,027          102        133             (2)         1,670
                                         ----------  -----------  -----------  ----------- ----------  ------------- --------------

Contract transactions:
   Cova payments                                 -            -            -            -          -              -              -
   Cova redemptions                              -            -            -            -          -              -              -
   Payments received from contract
     owners                                  4,090        4,972        6,753            2      1,006              6          1,670
   Transfers between sub-accounts
     (including fixed account), net          4,495        5,267        4,232         (414)     1,344             52          3,178
   Transfers for contract benefits and
     terminations                             (486)        (588)        (621)         (22)      (116)            (1)          (244)
                                         ----------  -----------  -----------  ----------- ----------  ------------- --------------
       Net increase (decrease) in net
         assets from contract
         transactions                        8,099        9,651       10,364         (434)     2,234             57          4,604
                                         ----------  -----------  -----------  ----------- ----------  ------------- --------------

       Net increase (decrease) in net
         assets                             10,700       10,415       21,391         (332)     2,367             55          6,274

Net assets at beginning of period            5,658        7,016        7,142          481      2,158             22          1,189
                                         ----------  -----------  -----------  ----------- ----------  ------------- --------------
Net assets at end of period            $    16,358       17,431       28,533          149      4,525             77          7,463
                                         ==========  ===========  ===========  =========== ==========  ============= ==============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                              Oppenheimer                                   Putnam
                                         --------------------------------------------------  ------------------------------------
                                          Main Street                                            VT
                                           Growth                                              Growth         VT
                                              &           High                   Strategic      and           New          VT
                                           Income        Income       Bond         Bond        Income        Value        Vista
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         (48)          50         176           54          (49)          (9)        436
     Net realized gain (loss)                     53           (1)         21           (4)       1,201            2          22
     Change in unrealized appreciation           905          (25)       (412)          (3)      (1,651)         (28)      1,514
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                              910           24        (215)          47         (499)         (35)      1,972
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                   -            -           -            -            -            -           -
   Cova redemptions                                -            -           -            -            -            -           -
   Payments received from contract
     owners                                    2,482          663       2,986          899        6,678          235       1,372
   Transfers between sub-accounts
     (including fixed account), net            1,575        1,015       3,843        1,188        8,212          121       1,943
   Transfers for contract benefits and
     terminations                               (239)         (55)       (306)         (74)        (819)         (69)       (225)
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          3,818        1,623       6,523        2,013       14,071          287       3,090
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                4,728        1,647       6,308        2,060       13,572          252       5,062

Net assets at beginning of period              2,941          777       4,234        1,095       12,699          441       1,785
                                         ------------  -----------  ----------  -----------  -----------  -----------  ----------
Net assets at end of period            $       7,669        2,424      10,542        3,155       26,271          693       6,847
                                         ============  ===========  ==========  ===========  ===========  ===========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                    Putnam                                      Templeton
                                         ----------------------------  -------------------------------------------------------------
                                                             VT
                                              VT        International   Global     Franklin                              Developing
                                         International      New         Income      Small       Growth    International   Markets
                                            Growth      Opportunities  Securities    Cap      Securities   Securities    Securities
                                         -------------  -------------  ----------  ---------  ----------  -------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         (168)           (15)         (2)        (3)         (2)           (15)         (16)
     Net realized gain (loss)                     464            250           -         12           2            384           68
     Change in unrealized appreciation          6,452            820          (3)       231          60            957          828
                                         -------------  -------------  ----------  ---------  ----------  -------------  -----------
       Net increase (decrease) from
         operations                             6,748          1,055          (5)       240          60          1,326          880
                                         -------------  -------------  ----------  ---------  ----------  -------------  -----------

Contract transactions:
   Cova payments                                    -              -           -          -           -              -            -
   Cova redemptions                                 -              -           -          -           -              -            -
   Payments received from contract
     owners                                     4,990            423          36        164         131          3,225        1,189
   Transfers between sub-accounts
     (including fixed account), net             2,769            529         301        609         348          3,301          838
   Transfers for contract benefits and
     terminations                                (519)           (97)         (6)       (33)         (1)          (149)         (97)
                                         -------------  -------------  ----------  ---------  ----------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           7,240            855         331        740         478          6,377        1,930
                                         -------------  -------------  ----------  ---------  ----------  -------------  -----------

       Net increase (decrease) in net
         assets                                13,988          1,910         326        980         538          7,703        2,810

Net assets at beginning of period               6,206            602           -          -           -          1,507          679
                                         -------------  -------------  ----------  ---------  ----------  -------------  -----------
Net assets at end of period            $       20,194          2,512         326        980         538          9,210        3,489
                                         =============  =============  ==========  =========  ==========  =============  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                 Templeton                                 Fidelity
                                         -----------------------  --------------------------------------------------------------
                                                      Franklin
                                          Mutual     Large Cap                               VIP III       VIP III       VIP
                                          Shares       Growth        VIP         VIP II       Growth       Growth &    Equity-
                                         Securities  Securities     Growth     Contrafund  Opportunities    Income      Income
                                         ----------  -----------  -----------  ----------- -------------  -----------  ---------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $       (23)          (3)         (11)         (13)           (5)         (18)        (6)
     Net realized gain (loss)                   10            7           41           58             4           33         14
     Change in unrealized appreciation         121          161          298          219            15          119          -
                                         ----------  -----------  -----------  ----------- -------------  -----------  ---------
       Net increase (decrease) from
         operations                            108          165          328          264            14          134          8
                                         ----------  -----------  -----------  ----------- -------------  -----------  ---------

Contract transactions:
   Cova payments                                 -            -            -            -             -            -          -
   Cova redemptions                              -            -            -            -             -            -          -
   Payments received from contract
     owners                                    736          175          550          460           158          449        271
   Transfers between sub-accounts
     (including fixed account), net            796          792          952          773           469        1,156        731
   Transfers for contract benefits and
     terminations                              (80)        (113)         (88)         (81)          (24)        (109)       (38)
                                         ----------  -----------  -----------  ----------- -------------  -----------  ---------
       Net increase (decrease) in net
         assets from contract
         transactions                        1,452          854        1,414        1,152           603        1,496        964
                                         ----------  -----------  -----------  ----------- -------------  -----------  ---------

       Net increase (decrease) in net
         assets                              1,560        1,019        1,742        1,416           617        1,630        972

Net assets at beginning of period            1,021            -           88          400           112          852        256
                                         ----------  -----------  -----------  ----------- -------------  -----------  ---------
Net assets at end of period            $     2,581        1,019        1,830        1,816           729        2,482      1,228
                                         ==========  ===========  ===========  =========== =============  ===========  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                    American Century                          Dreyfus                    INVESCO
                                         ------------------------------------  --------------------------------------  -----------

                                            VP                                                VIF           VIF
                                         Income &         VP           VP        Stock     Disciplined    Capital         VIF
                                          Growth     International   Value       Index       Stock      Appreciation    Dynamics
                                         ----------  -------------  ---------  ----------  -----------  -------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         -              -          -           -            -              1            -
     Net realized gain (loss)                    -              -          -           -            -              -            -
     Change in unrealized appreciation           7              -          2           -            -              1            8
                                         ----------  -------------  ---------  ----------  -----------  -------------  -----------
       Net increase (decrease) from
         operations                              7              -          2           -            -              2            8
                                         ----------  -------------  ---------  ----------  -----------  -------------  -----------

Contract transactions:
   Cova payments                                 -              -          -           -            -              -            -
   Cova redemptions                              -              -          -           -            -              -            -
   Payments received from contract
     owners                                    269              2        169          14           10            220          172
   Transfers between sub-accounts
     (including fixed account), net              3              -          2           -            -              3            1
   Transfers for contract benefits and
     terminations                                -              -          -           -            -              -            -
                                         ----------  -------------  ---------  ----------  -----------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          272              2        171          14           10            223          173
                                         ----------  -------------  ---------  ----------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets                                279              2        173          14           10            225          181

Net assets at beginning of period                -              -          -           -            -              -            -
                                         ----------  -------------  ---------  ----------  -----------  -------------  -----------
Net assets at end of period            $       279              2        173          14           10            225          181
                                         ==========  =============  =========  ==========  ===========  =============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                          INVESCO                              PIMCO                      Scudder
                                         ----------  -------------------------------------------------  ------------

                                            VIF        High        Low       StocksPLUS      Total
                                           High       Yield      Duration     Growth &       Return
                                           Yield       Bond        Bond        Income         Bond      International    Total
                                         ----------  ---------  -----------  ------------  -----------  ------------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         -          -            -             -            -             -       (14,397)
     Net realized gain (loss)                    -          -            -             -            -             -       227,830
     Change in unrealized appreciation           -          -            -             -            -            11        69,998
                                         ----------  ---------  -----------  ------------  -----------  ------------  ------------
       Net increase (decrease) from
         operations                              -          -            -             -            -            11       283,431
                                         ----------  ---------  -----------  ------------  -----------  ------------  ------------

Contract transactions:
   Cova payments                                 -          -            -             -            -             -           605
   Cova redemptions                              -          -            -             -            -             -          (301)
   Payments received from contract
     owners                                     56          -            -             9           71           156       186,649
   Transfers between sub-accounts
     (including fixed account), net              -          -            -             -            -             2       362,647
   Transfers for contract benefits and
     terminations                                -          -            -             -            -             -      (189,616)
                                         ----------  ---------  -----------  ------------  -----------  ------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                           56          -            -             9           71           158       359,984
                                         ----------  ---------  -----------  ------------  -----------  ------------  ------------

       Net increase (decrease) in net
         assets                                 56          -            -             9           71           169       643,415

Net assets at beginning of period                -          -            -             -            -             -     1,700,542
                                         ----------  ---------  -----------  ------------  -----------  ------------  ------------
Net assets at end of period            $        56          -            -             9           71           169     2,343,957
                                         ==========  =========  ===========  ============  ===========  ============  ============


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(1)    ORGANIZATION

       Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFSLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by CFSLIC.

            Cova Series Trust (Cova)                                                     13 portfolios
            General American Capital Company (GACC)                                       1 portfolio
            Russell Insurance Funds (Russell)                                             5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                                      3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)                       2 portfolios
            Liberty Variable Investment Trust (Liberty)                                   1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)                        4 portfolios
            Kemper Variable Series (Kemper)                                               4 portfolios
            MFS Variable Insurance Trust (MFS)                                            8 portfolios
            Metropolitan Life Series Trust (MetLife)                                      2 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                              5 portfolios
            Putnam Variable Trust (Putnam)                                                5 portfolios
            Franklin Templeton Variable Insurance Products Trust (Templeton)              7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)             5 portfolios
            American Century Variable Portfolios, Inc. (American Century)                 3 portfolios
            Dreyfus Stock Index Fund (Dreyfus)                                            1 portfolio
            Dreyfus Variable Investment Fund (Dreyfus)                                    2 portfolios
            INVESCO Variable Investment Funds, Inc.                                       2 portfolios
            PIMCO Variable Insurance Trust                                                4 portfolios
            Scudder Variable Life Investment Fund                                         1 portfolio


(2)    SIGNIFICANT ACCOUNTING POLICIES

       (A)  INVESTMENT VALUATION

            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


       (B)  REINVESTMENT OF DISTRIBUTIONS

            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

       (C)  FEDERAL INCOME TAXES

            The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES

            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFSLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFSLIC.


(3)    SEPARATE ACCOUNT EXPENSES

       For variable annuity contracts with a contingent deferred sales charge, CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. For variable annuity contracts with a sales charge (Series A), CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 0.85% for the assumption of mortality and expense risks.


(4)    CONTRACT FEES

       For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended September 30, 2000, CFSLIC deducted surrender fees of $1.21 million from the Separate Account.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


       For variable annuity contracts with a sales charge (Series A), CFSLIC deducts a sales charge from the gross purchase payment before the the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                    Owner's            Sales Charge as a % of
                  Investment           Gross Purchase Payment
            ------------------------   ------------------------

            less than $50,000                   5.75%
            $50,000 - $99,999.99                4.50%
            $100,000 - $249,999.99              3.50%
            $250,000 - $499,999.99              2.50%
            $500,000 - $999,999.99              2.00%
            $1,000,000 or more                  1.00%


       CFSLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, CFSLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended September 30, 2000, CFSLIC deducted contract maintenance and transfer fees of $502 thousand from the Separate Account.

       Currently, CFSLIC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. CFSLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)

(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:

       Cova Lord Abbett Growth and Income                    $ 728,859
       Cova Bond Debenture                                     152,403
       Cova Developing Growth                                   39,414
       Cova Large Cap Research                                  36,328
       Cova Mid-Cap Value                                       33,561
       Cova Quality Bond                                        85,239
       Cova Small Cap Stock                                     73,430
       Cova Large Cap Stock                                    225,019
       Cova Select Equity                                      204,480
       Cova International Equity                               103,504
       Cova Balanced                                             8,064
       Cova Equity Income                                        5,668
       Cova Growth and Income Equity                            13,105
       GACC Money Market                                        28,053
       Russell Multi-Style Equity                               61,332
       Russell Aggressive Equity                                10,465
       Russell Non-U.S.                                         22,577
       Russell Core Bond                                        33,654
       Russell Real Estate Securities                            1,554
       AIM V.I. Value                                           78,895
       AIM V.I. Capital Appreciation                            43,580
       AIM V.I. International Equity                             8,105
       Alliance Premier Growth                                  61,583
       Alliance Real Estate Investment                           6,652
       Liberty Newport Tiger Fund, Variable                        999
       Goldman Sachs Growth and Income                           7,069
       Goldman Sachs International Equity                        3,938
       Goldman Sachs Global Income                                 540
       Goldman Sachs Internet Tollkeeper                           392
       Kemper Dreman High Return Equity                            123
       Kemper Small Cap Growth                                   3,758
       Kemper Small Cap Value                                    4,665
       Kemper Government Securities                              2,247
       MFS Bond                                                  1,821
       MFS Research                                             19,049
       MFS Growth with Income                                   22,934
       MFS Emerging Growth                                      27,643
       MFS Emerging Markets Equity                                  92
       MFS High Income                                           5,702
       MFS Global Governments                                      146
       MFS New Discovery                                            12
       MetLife Putnam International Stock                           12
       MetLife Putnam Large Cap Growth                              80
       Oppenheimer Capital Appreciation                         10,501
       Oppenheimer Main Street Growth & Income                  13,250
       Oppenheimer High Income                                   3,305
       Oppenheimer Bond                                         12,852
       Oppenheimer Strategic Bond                                3,866
       Putnam VT Growth and Income                              34,190
       Putnam VT New Value                                       1,070
       Putnam VT Vista                                          12,346
       Putnam VT International Growth                           22,832
       Putnam VT International New Opportunities                 5,335
       Templeton Global Income Securities                          818
       Franklin Small Cap                                        4,658
       Templeton Growth Securities                               2,237
       Templeton International Securities                       15,035
       Templeton Developing Markets Securities                   5,161
       Templeton Mutual Shares Securities                        5,930
       Franklin Large Cap Growth Securities                      4,920
       Fidelity VIP Growth                                       3,508
       Fidelity VIP II Contrafund                                4,153
       Fidelity VIP III Growth Opportunities                     1,115
       Fidelity VIP III Growth & Income                          3,582
       Fidelity VIP Equity-Income                                1,811
       American Century VP Income & Growth                       6,144
       American Century VP International                           599
       American Century VP Value                                 2,920
       Dreyfus Stock Index                                         989
       Dreyfus VIF Disciplined Stock                               174
       Dreyfus VIF Capital Appreciation                          3,325
       INVESCO VIF Dynamics                                      3,529
       INVESCO VIF High Yield                                    1,551
       PIMCO High Yield Bond                                        36
       PIMCO Low Duration Bond                                      80
       PIMCO StocksPLUS Growth & Income                            359
       PIMCO Total Return Bond                                   3,228
       Scudder International                                     2,118
                                                        ---------------
                                                           $ 2,364,273
                                                        ===============

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE

                                                 Commenced                          Accumulation Unit Value
                                                                --------------------------------------------------------------
                                                 Operations      9/30/00      12/31/99    12/31/98     12/31/97     12/31/96
                                                 -----------    -----------  -----------  ----------  -----------  -----------

      Cova Lord Abbett Growth and Income           01/08/99   $  41.283750    39.456928           -            -            -
      Cova Bond Debenture                          05/01/96      14.126312    13.765381   13.496500    12.881792    11.294930
      Cova Developing Growth                       08/20/97      12.540209    14.452868   11.067854    10.527554            -
      Cova Large Cap Research                      08/20/97      15.019609    14.635627   11.825550     9.899560            -
      Cova Mid-Cap Value                           08/20/97      14.292858    10.875538   10.437949    10.467957            -
      Cova Quality Bond                            05/01/96      12.198291    11.567155   11.914489    11.155126    10.368764
      Cova Small Cap Stock                         05/01/96      18.246606    17.932441   12.582860    13.491466    11.308419
      Cova Large Cap Stock                         05/01/96      21.335685    22.548941   19.428499    14.889462    11.334979
      Cova Select Equity                           05/01/96      18.402750    18.384654   16.987204    14.053502    10.838053
      Cova International Equity                    05/01/96      14.148833    16.333906   12.889315    11.462435    10.967004
      Cova Balanced                                07/01/97      12.177570    12.432529   11.767845    10.531920            -
      Cova Equity Income                           07/01/97      12.834074    12.202725   12.068849    11.194166            -
      Cova Growth and Income Equity                07/01/97      13.125310    13.966013   12.188331    10.756082            -
      GACC Money Market                            06/03/96      11.946746    11.525358   11.109943    10.667011    10.233546
      Russell Multi-Style Equity                   12/31/97      14.208184    14.667724   12.694810    10.000000            -
      Russell Aggressive Equity                    12/31/97      11.033029    10.422234    9.963254    10.000000            -
      Russell Non-U.S.                             12/31/97      12.789741    14.652149   11.142092    10.000000            -
      Russell Core Bond                            12/31/97      10.933729    10.380043   10.591175    10.000000            -
      Russell Real Estate Securities               07/01/99      11.358357     9.388124           -            -            -
      AIM V.I. Value                               12/31/97      15.472668    16.729131   13.060203    10.000000            -
      AIM V.I. Capital Appreciation                12/31/97      19.010118    16.785351   11.770729    10.000000            -
      AIM V.I. International Equity                12/31/97      14.294184    17.416663   11.391449    10.000000            -
      Alliance Premier Growth                      12/31/97      18.247218    19.043436   14.595485    10.000000            -
      Alliance Real Estate Investment              12/31/97       9.205284     7.474763    7.988435    10.000000            -
      Liberty Newport Tiger Fund, Variable         12/31/97      13.859695    15.290670    9.228765    10.000000            -
      Goldman Sachs Growth and Income              01/29/98      10.220201    10.299328    9.908613            -            -
      Goldman Sachs International Equity           01/29/98      13.222198    14.826563   11.402925            -            -
      Goldman Sachs Global Income                  01/29/98      10.923153    10.524196   10.781765            -            -
      Goldman Sachs Internet Tollkeeper            07/03/00       9.399784            -           -            -            -
      Kemper Dreman High Return Equity             05/15/98      10.851850     9.187195   10.487302            -            -
      Kemper Small Cap Growth                      12/31/97      18.339955    15.493396   11.676086    10.000000            -
      Kemper Small Cap Value                       12/31/97       9.038960     8.872647    8.753222    10.000000            -


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                 Commenced                Accumulation Unit Net Assets (in thousands)
                                                                -----------------------------------------------------------
                                                 Operations      9/30/00    12/31/99    12/31/98   12/31/97    12/31/96
                                                 -----------    ----------  ----------  ---------  ----------  ----------

      Cova Lord Abbett Growth and Income           01/08/99   $   828,457     835,419          -           -           -
      Cova Bond Debenture                          05/01/96       151,443     157,563    110,471      50,820       7,451
      Cova Developing Growth                       08/20/97        39,927      31,136     14,855       1,565           -
      Cova Large Cap Research                      08/20/97        41,244      33,108     12,968       1,233           -
      Cova Mid-Cap Value                           08/20/97        44,678      27,507     17,145       2,035           -
      Cova Quality Bond                            05/01/96        84,356      88,174     39,638      15,986       5,276
      Cova Small Cap Stock                         05/01/96       100,681      97,527     69,645      53,169      13,993
      Cova Large Cap Stock                         05/01/96       230,213     226,951     81,369      21,989      15,751
      Cova Select Equity                           05/01/96       223,811     225,772    179,310      97,063      22,159
      Cova International Equity                    05/01/96       111,541     123,899     94,245      62,371      14,333
      Cova Balanced                                07/01/97         8,213       8,441      3,372         401           -
      Cova Equity Income                           07/01/97         5,795       5,707      3,463         557           -
      Cova Growth and Income Equity                07/01/97        14,190      14,972      7,823       1,309           -
      GACC Money Market                            06/03/96        28,863      42,895     16,464       3,318         358
      Russell Multi-Style Equity                   12/31/97        64,122      56,328     29,559           -           -
      Russell Aggressive Equity                    12/31/97        11,643       9,457      5,343           -           -
      Russell Non-U.S.                             12/31/97        23,540      22,962     10,316           -           -
      Russell Core Bond                            12/31/97        32,684      27,554     17,050           -           -
      Russell Real Estate Securities               07/01/99         1,762         631          -           -           -
      AIM V.I. Value                               12/31/97        78,936      42,572      6,816           -           -
      AIM V.I. Capital Appreciation                12/31/97        50,889      15,128      2,160           -           -
      AIM V.I. International Equity                12/31/97         7,523       4,842      2,325           -           -
      Alliance Premier Growth                      12/31/97        64,639      39,333      9,748           -           -
      Alliance Real Estate Investment              12/31/97         7,136       3,554      1,529           -           -
      Liberty Newport Tiger Fund, Variable         12/31/97           947         622        295           -           -
      Goldman Sachs Growth and Income              01/29/98         7,092       6,392      4,634           -           -
      Goldman Sachs International Equity           01/29/98         3,921       3,561      1,287           -           -
      Goldman Sachs Global Income                  01/29/98           548         332        203           -           -
      Goldman Sachs Internet Tollkeeper            07/03/00           373           -          -           -           -
      Kemper Dreman High Return Equity             05/15/98           127         173         97           -           -
      Kemper Small Cap Growth                      12/31/97         4,305       1,760        893           -           -
      Kemper Small Cap Value                       12/31/97         4,830       4,402      2,145           -           -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                 Commenced                         Accumulation Unit Value
                                                                --------------------------------------------------------------
                                                 Operations      9/30/00      12/31/99    12/31/98     12/31/97     12/31/96
                                                 -----------    -----------  -----------  ----------  -----------  -----------

      Kemper Government Securities                 12/31/97   $  11.080050    10.480981   10.556498    10.000000            -
      MFS Bond                                     05/15/98      10.618049    10.184471   10.491811            -            -
      MFS Research                                 12/31/97      16.042625    14.890281   12.172796    10.000000            -
      MFS Growth with Income                       12/31/97      12.884842    12.695264   12.066568    10.000000            -
      MFS Emerging Growth                          12/31/97      22.677491    23.059667   13.233235    10.000000            -
      MFS Emerging Markets Equity                  12/31/97       7.480488     8.954559    6.571830    10.000000            -
      MFS High Income                              12/31/97      10.184144    10.334082    9.845193    10.000000            -
      MFS Global Governments                       12/31/97      10.287153    10.258675   10.669943    10.000000            -
      MFS New Discovery                            09/01/00       9.560348            -           -            -            -
      MetLife Putnam International Stock           09/11/00       9.670181            -           -            -            -
      MetLife Putnam Large Cap Growth              09/11/00       9.732065            -           -            -            -
      Oppenheimer Capital Appreciation             12/31/97      18.403370    17.087450   12.232731    10.000000            -
      Oppenheimer Main Street Growth & Income      12/31/97      12.413993    12.393263   10.326519    10.000000            -
      Oppenheimer High Income                      12/31/97      10.131255    10.174699    9.893828    10.000000            -
      Oppenheimer Bond                             12/31/97      10.510235    10.228856   10.533011    10.000000            -
      Oppenheimer Strategic Bond                   12/31/97      10.476473    10.293168   10.151332    10.000000            -
      Putnam VT Growth and Income                  12/31/97      11.703313    11.402482   11.382650    10.000000            -
      Putnam VT New Value                          12/31/97      11.467460    10.365439   10.483517    10.000000            -
      Putnam VT Vista                              12/31/97      21.300754    17.769589   11.785702    10.000000            -
      Putnam VT International Growth               12/31/97      16.886072    18.486388   11.707003    10.000000            -
      Putnam VT International New Opportunities    12/31/97      17.055291    22.820083   11.402252    10.000000            -
      Templeton Global Income Securities           03/01/99       9.431640     9.681884           -            -            -
      Franklin Small Cap                           03/01/99      18.381044    17.679923           -            -            -
      Templeton Growth Securities                  01/19/99      12.631059    12.557918           -            -            -
      Templeton International Securities           05/01/98      10.611637    11.147003    9.144522            -            -
      Templeton Developing Markets Securities      05/01/98       8.370817    11.457935    7.552448            -            -
      Templeton Mutual Shares Securities           05/01/98      11.026979    10.413095    9.630622            -            -
      Franklin Large Cap Growth Securities         03/01/99      16.915846    14.665449           -            -            -
      Fidelity VIP Growth                          02/17/98      17.802011    17.723853   13.077878            -            -
      Fidelity VIP II Contrafund                   02/17/98      14.967026    15.140886   12.357373            -            -
      Fidelity VIP III Growth Opportunities        02/17/98      11.142908    12.073401   11.742360            -            -
      Fidelity VIP III Growth & Income             02/17/98      13.152853    13.135609   12.202502            -            -
      Fidelity VIP Equity-Income                   02/17/98      11.495005    11.141767   10.626607            -            -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                 Commenced              Accumulation Unit Net Assets (in thousands)
                                                                ---------------------------------------------------------
                                                 Operations      9/30/00    12/31/99    12/31/98   12/31/97    12/31/96
                                                 -----------    ----------  ----------  ---------  ----------  ----------

      Kemper Government Securities                 12/31/97   $     2,217       2,293        630           -           -
      MFS Bond                                     05/15/98         1,809         219        174           -           -
      MFS Research                                 12/31/97        22,517      16,358      5,658           -           -
      MFS Growth with Income                       12/31/97        24,738      17,431      7,016           -           -
      MFS Emerging Growth                          12/31/97        37,073      28,533      7,142           -           -
      MFS Emerging Markets Equity                  12/31/97            88         149        481           -           -
      MFS High Income                              12/31/97         5,228       4,525      2,158           -           -
      MFS Global Governments                       12/31/97           142          77         22           -           -
      MFS New Discovery                            09/01/00            12           -          -           -           -
      MetLife Putnam International Stock           09/11/00            12           -          -           -           -
      MetLife Putnam Large Cap Growth              09/11/00            78           -          -           -           -
      Oppenheimer Capital Appreciation             12/31/97        12,331       7,463      1,189           -           -
      Oppenheimer Main Street Growth & Income      12/31/97        13,797       7,669      2,941           -           -
      Oppenheimer High Income                      12/31/97         3,025       2,424        777           -           -
      Oppenheimer Bond                             12/31/97        12,145      10,542      4,234           -           -
      Oppenheimer Strategic Bond                   12/31/97         3,708       3,155      1,095           -           -
      Putnam VT Growth and Income                  12/31/97        31,648      26,271     12,699           -           -
      Putnam VT New Value                          12/31/97         1,118         693        441           -           -
      Putnam VT Vista                              12/31/97        15,762       6,847      1,785           -           -
      Putnam VT International Growth               12/31/97        24,825      20,194      6,206           -           -
      Putnam VT International New Opportunities    12/31/97         4,633       2,512        602           -           -
      Templeton Global Income Securities           03/01/99           767         326          -           -           -
      Franklin Small Cap                           03/01/99         4,796         980          -           -           -
      Templeton Growth Securities                  01/19/99         2,058         538          -           -           -
      Templeton International Securities           05/01/98        14,048       9,210      1,507           -           -
      Templeton Developing Markets Securities      05/01/98         4,723       3,489        679           -           -
      Templeton Mutual Shares Securities           05/01/98         6,313       2,581      1,021           -           -
      Franklin Large Cap Growth Securities         03/01/99         5,336       1,019          -           -           -
      Fidelity VIP Growth                          02/17/98         3,588       1,830         88           -           -
      Fidelity VIP II Contrafund                   02/17/98         4,167       1,816        400           -           -
      Fidelity VIP III Growth Opportunities        02/17/98         1,032         729        112           -           -
      Fidelity VIP III Growth & Income             02/17/98         3,637       2,482        852           -           -
      Fidelity VIP Equity-Income                   02/17/98         1,817       1,228        256           -           -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                      Commenced                             Accumulation Unit Value
                                                                     --------------------------------------------------------------
                                                      Operations      9/30/00      12/31/99     12/31/98     12/31/97    12/31/96
                                                      -----------    -----------  -----------  -----------  ----------- -----------

      American Century VP Income & Growth               11/19/99   $   9.821817    10.320209            -            -           -
      American Century VP International                 11/19/99      10.875023    12.514968            -            -           -
      American Century VP Value                         11/19/99       9.908992     9.582238            -            -           -
      Dreyfus Stock Index                               11/19/99      10.055223    10.321607            -            -           -
      Dreyfus VIF Disciplined Stock                     11/19/99      10.302463    10.300470            -            -           -
      Dreyfus VIF Capital Appreciation                  11/19/99      10.098721    10.118366            -            -           -
      INVESCO VIF Dynamics                              11/19/99      13.806184    11.142628            -            -           -
      INVESCO VIF High Yield                            11/19/99       9.837911    10.117511            -            -           -
      PIMCO High Yield Bond                             11/19/99      10.074026    10.078000            -            -           -
      PIMCO Low Duration Bond                           11/19/99      10.415354     9.969000            -            -           -
      PIMCO StocksPLUS Growth & Income                  11/19/99      10.040163    10.306817            -            -           -
      PIMCO Total Return Bond                           11/19/99      10.374474     9.875011            -            -           -
      Scudder International                             11/19/99       9.260964    11.631204            -            -           -
      Cova Lord Abbett Growth and Income Series A       03/01/00      11.550417            -            -            -           -
      Cova Bond Debenture Series A                      03/01/00      10.166484            -            -            -           -
      Cova Developing Growth Series A                   03/01/00       8.260900            -            -            -           -
      Cova Large Cap Research Series A                  03/01/00      11.427392            -            -            -           -
      Cova Mid-Cap Value Series A                       03/01/00      13.575640            -            -            -           -
      Cova Quality Bond Series A                        03/01/00      10.524185            -            -            -           -
      Cova Small Cap Stock Series A                     03/01/00       8.330483            -            -            -           -
      Cova Large Cap Stock Series A                     03/01/00      10.199704            -            -            -           -
      Cova Select Equity Series A                       03/01/00      10.721966            -            -            -           -
      Cova International Equity Series A                03/01/00       8.522484            -            -            -           -
      GACC Money Market Series A                        03/01/00      10.365000            -            -            -           -
      AIM V.I. Value Series A                           03/01/00       9.095596            -            -            -           -
      AIM V.I. Capital Appreciation Series A            03/01/00      10.078119            -            -            -           -
      AIM V.I. International Equity Series A            03/01/00       8.878422            -            -            -           -
      Templeton Global Income Securities Series A       03/01/00       9.838286            -            -            -           -
      Franklin Small Cap Series A                       03/01/00       8.988263            -            -            -           -
      Templeton Growth Securities Series A              03/01/00       9.850325            -            -            -           -
      Templeton International Securities Series A       03/01/00       9.827440            -            -            -           -
      Franklin Large Cap Growth Securities Series A     03/01/00      10.737676            -            -            -           -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:


                                                      Commenced               Accumulation Unit Net Assets (in thousands)
                                                                     --------------------------------------------------------

                                                      Operations     9/30/00    12/31/99    12/31/98    12/31/97   12/31/96
                                                      -----------    ---------  ----------  ----------  ---------  ----------

      American Century VP Income & Growth               11/19/99   $    6,064         279           -          -           -
      American Century VP International                 11/19/99          555           2           -          -           -
      American Century VP Value                         11/19/99        3,095         173           -          -           -
      Dreyfus Stock Index                               11/19/99          976          14           -          -           -
      Dreyfus VIF Disciplined Stock                     11/19/99          176          10           -          -           -
      Dreyfus VIF Capital Appreciation                  11/19/99        3,307         225           -          -           -
      INVESCO VIF Dynamics                              11/19/99        3,979         181           -          -           -
      INVESCO VIF High Yield                            11/19/99        1,545          56           -          -           -
      PIMCO High Yield Bond                             11/19/99           36           -           -          -           -
      PIMCO Low Duration Bond                           11/19/99           81           -           -          -           -
      PIMCO StocksPLUS Growth & Income                  11/19/99          324           9           -          -           -
      PIMCO Total Return Bond                           11/19/99        3,277          71           -          -           -
      Scudder International                             11/19/99        1,848         169           -          -           -
      Cova Lord Abbett Growth and Income Series A       03/01/00          433           -           -          -           -
      Cova Bond Debenture Series A                      03/01/00          132           -           -          -           -
      Cova Developing Growth Series A                   03/01/00          198           -           -          -           -
      Cova Large Cap Research Series A                  03/01/00          106           -           -          -           -
      Cova Mid-Cap Value Series A                       03/01/00           38           -           -          -           -
      Cova Quality Bond Series A                        03/01/00           53           -           -          -           -
      Cova Small Cap Stock Series A                     03/01/00           77           -           -          -           -
      Cova Large Cap Stock Series A                     03/01/00          284           -           -          -           -
      Cova Select Equity Series A                       03/01/00           77           -           -          -           -
      Cova International Equity Series A                03/01/00           95           -           -          -           -
      GACC Money Market Series A                        03/01/00            -           -           -          -           -
      AIM V.I. Value Series A                           03/01/00          261           -           -          -           -
      AIM V.I. Capital Appreciation Series A            03/01/00          262           -           -          -           -
      AIM V.I. International Equity Series A            03/01/00           58           -           -          -           -
      Templeton Global Income Securities Series A       03/01/00           16           -           -          -           -
      Franklin Small Cap Series A                       03/01/00           33           -           -          -           -
      Templeton Growth Securities Series A              03/01/00           31           -           -          -           -
      Templeton International Securities Series A       03/01/00           94           -           -          -           -
      Franklin Large Cap Growth Securities Series A     03/01/00           38           -           -          -           -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                      Commenced                      Accumulation Unit Total Return*
                                                                     --------------------------------------------------------------
                                                      Operations        2000         1999         1998         1997        1996
                                                      -----------    -----------  -----------  -----------  ----------- -----------

      Cova Lord Abbett Growth and Income                01/08/99          4.63%        9.90%            -            -           -
      Cova Bond Debenture                               05/01/96          2.62%        1.99%        4.77%       14.05%      11.86%
      Cova Developing Growth                            08/20/97        -13.23%       30.58%        5.13%        5.28%           -
      Cova Large Cap Research                           08/20/97          2.62%       23.76%       19.46%       -1.00%           -
      Cova Mid-Cap Value                                08/20/97         31.42%        4.19%       -0.29%        4.68%           -
      Cova Quality Bond                                 05/01/96          5.46%       -2.92%        6.81%        7.58%       4.76%
      Cova Small Cap Stock                              05/01/96          1.75%       42.52%       -6.74%       19.31%       7.57%
      Cova Large Cap Stock                              05/01/96         -5.38%       16.06%       30.49%       31.36%      13.32%
      Cova Select Equity                                05/01/96          0.10%        8.23%       20.88%       29.67%       7.48%
      Cova International Equity                         05/01/96        -13.38%       26.72%       12.45%        4.52%       7.36%
      Cova Balanced                                     07/01/97         -2.05%        5.65%       11.74%        5.32%           -
      Cova Equity Income                                07/01/97          5.17%        1.11%        7.81%       11.94%           -
      Cova Growth and Income Equity                     07/01/97         -6.02%       14.59%       13.32%        7.56%           -
      GACC Money Market                                 06/03/96          3.66%        3.74%        4.15%        4.24%       2.34%
      Russell Multi-Style Equity                        12/31/97         -3.13%       15.54%       26.95%            -           -
      Russell Aggressive Equity                         12/31/97          5.86%        4.61%       -0.37%            -           -
      Russell Non-U.S.                                  12/31/97        -12.71%       31.50%       11.42%            -           -
      Russell Core Bond                                 12/31/97          5.33%       -1.99%        5.91%            -           -
      Russell Real Estate Securities                    07/01/99         20.99%       -6.12%            -            -           -
      AIM V.I. Value                                    12/31/97         -7.51%       28.09%       30.60%            -           -
      AIM V.I. Capital Appreciation                     12/31/97         13.25%       42.60%       17.71%            -           -
      AIM V.I. International Equity                     12/31/97        -17.93%       52.89%       13.91%            -           -
      Alliance Premier Growth                           12/31/97         -4.18%       30.48%       45.96%            -           -
      Alliance Real Estate Investment                   12/31/97         23.15%       -6.43%      -20.12%            -           -
      Liberty Newport Tiger Fund, Variable              12/31/97         -9.36%       65.69%       -7.71%            -           -
      Goldman Sachs Growth and Income                   01/29/98         -0.77%        3.94%       -0.91%            -           -
      Goldman Sachs International Equity                01/29/98        -10.82%       30.02%       14.03%            -           -
      Goldman Sachs Global Income                       01/29/98          3.79%       -2.39%        7.82%            -           -
      Goldman Sachs Internet Tollkeeper                 07/03/00         -6.00%            -            -            -           -
      Kemper Dreman High Return Equity                  05/15/98         18.12%      -12.40%        4.87%            -           -
      Kemper Small Cap Growth                           12/31/97         18.37%       32.69%       16.76%            -           -
      Kemper Small Cap Value                            12/31/97          1.87%        1.36%      -12.47%            -           -

*     The total return does not include contract fees.  The total return is not annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:

                                                      Commenced         Sub-account Expense as a % of Average Net Assets**
                                                                     --------------------------------------------------------
                                                      Operations       2000       1999        1998        1997       1996
                                                      -----------    ---------  ----------  ----------  ---------  ----------

      Cova Lord Abbett Growth and Income                01/08/99        1.40%       1.40%           -          -           -
      Cova Bond Debenture                               05/01/96        1.40%       1.40%       1.40%      1.40%       1.40%
      Cova Developing Growth                            08/20/97        1.40%       1.40%       1.40%      1.40%           -
      Cova Large Cap Research                           08/20/97        1.40%       1.40%       1.40%      1.40%           -
      Cova Mid-Cap Value                                08/20/97        1.40%       1.40%       1.40%      1.40%           -
      Cova Quality Bond                                 05/01/96        1.40%       1.40%       1.40%      1.40%       1.40%
      Cova Small Cap Stock                              05/01/96        1.40%       1.40%       1.40%      1.40%       1.40%
      Cova Large Cap Stock                              05/01/96        1.40%       1.40%       1.40%      1.40%       1.40%
      Cova Select Equity                                05/01/96        1.40%       1.40%       1.40%      1.40%       1.40%
      Cova International Equity                         05/01/96        1.40%       1.40%       1.40%      1.40%       1.40%
      Cova Balanced                                     07/01/97        1.40%       1.40%       1.40%      1.40%           -
      Cova Equity Income                                07/01/97        1.40%       1.40%       1.40%      1.40%           -
      Cova Growth and Income Equity                     07/01/97        1.40%       1.40%       1.40%      1.40%           -
      GACC Money Market                                 06/03/96        1.40%       1.40%       1.40%      1.40%       1.40%
      Russell Multi-Style Equity                        12/31/97        1.40%       1.40%       1.40%          -           -
      Russell Aggressive Equity                         12/31/97        1.40%       1.40%       1.40%          -           -
      Russell Non-U.S.                                  12/31/97        1.40%       1.40%       1.40%          -           -
      Russell Core Bond                                 12/31/97        1.40%       1.40%       1.40%          -           -
      Russell Real Estate Securities                    07/01/99        1.40%       1.40%           -          -           -
      AIM V.I. Value                                    12/31/97        1.40%       1.40%       1.40%          -           -
      AIM V.I. Capital Appreciation                     12/31/97        1.40%       1.40%       1.40%          -           -
      AIM V.I. International Equity                     12/31/97        1.40%       1.40%       1.40%          -           -
      Alliance Premier Growth                           12/31/97        1.40%       1.40%       1.40%          -           -
      Alliance Real Estate Investment                   12/31/97        1.40%       1.40%       1.40%          -           -
      Liberty Newport Tiger Fund, Variable              12/31/97        1.40%       1.40%       1.40%          -           -
      Goldman Sachs Growth and Income                   01/29/98        1.40%       1.40%       1.40%          -           -
      Goldman Sachs International Equity                01/29/98        1.40%       1.40%       1.40%          -           -
      Goldman Sachs Global Income                       01/29/98        1.40%       1.40%       1.40%          -           -
      Goldman Sachs Internet Tollkeeper                 07/03/00        1.40%           -           -          -           -
      Kemper Dreman High Return Equity                  05/15/98        1.40%       1.40%       1.40%          -           -
      Kemper Small Cap Growth                           12/31/97        1.40%       1.40%       1.40%          -           -
      Kemper Small Cap Value                            12/31/97        1.40%       1.40%       1.40%          -           -

**    annualized

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                      Commenced                        Accumulation Unit Total Return*
                                                                     --------------------------------------------------------------
                                                      Operations        2000         1999         1998         1997        1996
                                                      -----------    -----------  -----------  -----------  ----------- -----------

      Kemper Government Securities                      12/31/97          5.72%       -0.71%        5.57%            -           -
      MFS Bond                                          05/15/98          4.26%       -2.93%        4.92%            -           -
      MFS Research                                      12/31/97          7.74%       22.32%       21.73%            -           -
      MFS Growth with Income                            12/31/97          1.49%        5.21%       20.67%            -           -
      MFS Emerging Growth                               12/31/97         -1.66%       74.26%       32.33%            -           -
      MFS Emerging Markets Equity                       12/31/97        -16.46%       36.26%      -34.28%            -           -
      MFS High Income                                   12/31/97         -1.45%        4.97%       -1.55%            -           -
      MFS Global Governments                            12/31/97          0.28%       -3.85%        6.70%            -           -
      MFS New Discovery                                 09/01/00         -4.40%            -            -            -           -
      MetLife Putnam International Stock                09/11/00         -3.30%            -            -            -           -
      MetLife Putnam Large Cap Growth                   09/11/00         -2.68%            -            -            -           -
      Oppenheimer Capital Appreciation                  12/31/97          7.71%       39.69%       22.33%            -           -
      Oppenheimer Main Street Growth & Income           12/31/97          0.17%       20.01%        3.27%            -           -
      Oppenheimer High Income                           12/31/97         -0.43%        2.84%       -1.06%            -           -
      Oppenheimer Bond                                  12/31/97          2.75%       -2.89%        5.33%            -           -
      Oppenheimer Strategic Bond                        12/31/97          1.78%        1.40%        1.51%            -           -
      Putnam VT Growth and Income                       12/31/97          2.64%        0.17%       13.83%            -           -
      Putnam VT New Value                               12/31/97         10.63%       -1.13%        4.83%            -           -
      Putnam VT Vista                                   12/31/97         19.87%       50.77%       17.86%            -           -
      Putnam VT International Growth                    12/31/97         -8.66%       57.91%       17.07%            -           -
      Putnam VT International New Opportunities         12/31/97        -25.26%      100.14%       14.02%            -           -
      Templeton Global Income Securities                03/01/99         -3.64%       -3.18%            -            -           -
      Franklin Small Cap                                03/01/99         -1.72%       76.80%            -            -           -
      Templeton Growth Securities                       01/19/99        -17.58%       25.58%            -            -           -
      Templeton International Securities                05/01/98         -4.80%       21.90%       -8.55%            -           -
      Templeton Developing Markets Securities           05/01/98        -26.94%       51.71%      -24.48%            -           -
      Templeton Mutual Shares Securities                05/01/98          1.05%        8.13%       -3.69%            -           -
      Franklin Large Cap Growth Securities              03/01/99          9.29%       46.65%            -            -           -
      Fidelity VIP Growth                               02/17/98          0.44%       35.53%       30.78%            -           -
      Fidelity VIP II Contrafund                        02/17/98         -1.15%       22.53%       23.57%            -           -
      Fidelity VIP III Growth Opportunities             02/17/98         -7.71%        2.82%       17.42%            -           -
      Fidelity VIP III Growth & Income                  02/17/98          0.13%        7.65%       22.03%            -           -
      Fidelity VIP Equity-Income                        02/17/98          3.17%        4.85%        6.27%            -           -

*     The total return does not include contract fees.  The total return is not annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:


                                                      Commenced         Sub-account Expense as a % of Average Net Assets**
                                                                     --------------------------------------------------------
                                                      Operations       2000       1999        1998        1997       1996
                                                      -----------    ---------  ----------  ----------  ---------  ----------

      Kemper Government Securities                      12/31/97        1.40%       1.40%       1.40%          -           -
      MFS Bond                                          05/15/98        1.40%       1.40%       1.40%          -           -
      MFS Research                                      12/31/97        1.40%       1.40%       1.40%          -           -
      MFS Growth with Income                            12/31/97        1.40%       1.40%       1.40%          -           -
      MFS Emerging Growth                               12/31/97        1.40%       1.40%       1.40%          -           -
      MFS Emerging Markets Equity                       12/31/97        1.40%       1.40%       1.40%          -           -
      MFS High Income                                   12/31/97        1.40%       1.40%       1.40%          -           -
      MFS Global Governments                            12/31/97        1.40%       1.40%       1.40%          -           -
      MFS New Discovery                                 09/01/00        1.40%           -           -          -           -
      MetLife Putnam International Stock                09/11/00        1.40%           -           -          -           -
      MetLife Putnam Large Cap Growth                   09/11/00        1.40%           -           -          -           -
      Oppenheimer Capital Appreciation                  12/31/97        1.40%       1.40%       1.40%          -           -
      Oppenheimer Main Street Growth & Income           12/31/97        1.40%       1.40%       1.40%          -           -
      Oppenheimer High Income                           12/31/97        1.40%       1.40%       1.40%          -           -
      Oppenheimer Bond                                  12/31/97        1.40%       1.40%       1.40%          -           -
      Oppenheimer Strategic Bond                        12/31/97        1.40%       1.40%       1.40%          -           -
      Putnam VT Growth and Income                       12/31/97        1.40%       1.40%       1.40%          -           -
      Putnam VT New Value                               12/31/97        1.40%       1.40%       1.40%          -           -
      Putnam VT Vista                                   12/31/97        1.40%       1.40%       1.40%          -           -
      Putnam VT International Growth                    12/31/97        1.40%       1.40%       1.40%          -           -
      Putnam VT International New Opportunities         12/31/97        1.40%       1.40%       1.40%          -           -
      Templeton Global Income Securities                03/01/99        1.40%       1.40%           -          -           -
      Franklin Small Cap                                03/01/99        1.40%       1.40%           -          -           -
      Templeton Growth Securities                       01/19/99        1.40%       1.40%           -          -           -
      Templeton International Securities                05/01/98        1.40%       1.40%       1.40%          -           -
      Templeton Developing Markets Securities           05/01/98        1.40%       1.40%       1.40%          -           -
      Templeton Mutual Shares Securities                05/01/98        1.40%       1.40%       1.40%          -           -
      Franklin Large Cap Growth Securities              03/01/99        1.40%       1.40%           -          -           -
      Fidelity VIP Growth                               02/17/98        1.40%       1.40%       1.40%          -           -
      Fidelity VIP II Contrafund                        02/17/98        1.40%       1.40%       1.40%          -           -
      Fidelity VIP III Growth Opportunities             02/17/98        1.40%       1.40%       1.40%          -           -
      Fidelity VIP III Growth & Income                  02/17/98        1.40%       1.40%       1.40%          -           -
      Fidelity VIP Equity-Income                        02/17/98        1.40%       1.40%       1.40%          -           -


**    annualized

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                      Commenced                      Accumulation Unit Total Return*
                                                                     --------------------------------------------------------------
                                                      Operations        2000         1999         1998         1997        1996
                                                      -----------    -----------  -----------  -----------  ----------- -----------

      American Century VP Income & Growth               11/19/99         -4.83%        3.20%            -            -           -
      American Century VP International                 11/19/99        -13.10%       25.15%            -            -           -
      American Century VP Value                         11/19/99          3.41%       -4.18%            -            -           -
      Dreyfus Stock Index                               11/19/99         -2.58%        3.22%            -            -           -
      Dreyfus VIF Disciplined Stock                     11/19/99          0.02%        3.00%            -            -           -
      Dreyfus VIF Capital Appreciation                  11/19/99         -0.19%        1.18%            -            -           -
      INVESCO VIF Dynamics                              11/19/99         23.90%       11.43%            -            -           -
      INVESCO VIF High Yield                            11/19/99         -2.76%        1.17%            -            -           -
      PIMCO High Yield Bond                             11/19/99         -0.04%        0.78%            -            -           -
      PIMCO Low Duration Bond                           11/19/99          4.48%       -0.31%            -            -           -
      PIMCO StocksPLUS Growth & Income                  11/19/99         -2.59%        3.07%            -            -           -
      PIMCO Total Return Bond                           11/19/99          5.06%       -1.25%            -            -           -
      Scudder International                             11/19/99        -20.38%       16.31%            -            -           -
      Cova Lord Abbett Growth and Income Series A       03/01/00         15.50%            -            -            -           -
      Cova Bond Debenture Series A                      03/01/00          1.66%            -            -            -           -
      Cova Developing Growth Series A                   03/01/00        -17.39%            -            -            -           -
      Cova Large Cap Research Series A                  03/01/00         14.27%            -            -            -           -
      Cova Mid-Cap Value Series A                       03/01/00         35.76%            -            -            -           -
      Cova Quality Bond Series A                        03/01/00          5.24%            -            -            -           -
      Cova Small Cap Stock Series A                     03/01/00        -16.70%            -            -            -           -
      Cova Large Cap Stock Series A                     03/01/00          2.00%            -            -            -           -
      Cova Select Equity Series A                       03/01/00          7.22%            -            -            -           -
      Cova International Equity Series A                03/01/00        -14.78%            -            -            -           -
      GACC Money Market Series A                        03/01/00          3.65%            -            -            -           -
      AIM V.I. Value Series A                           03/01/00         -9.04%            -            -            -           -
      AIM V.I. Capital Appreciation Series A            03/01/00          0.78%            -            -            -           -
      AIM V.I. International Equity Series A            03/01/00        -11.22%            -            -            -           -
      Templeton Global Income Securities Series A       03/01/00         -1.62%            -            -            -           -
      Franklin Small Cap Series A                       03/01/00        -10.12%            -            -            -           -
      Templeton Growth Securities Series A              03/01/00         -1.50%            -            -            -           -
      Templeton International Securities Series A       03/01/00         -1.73%            -            -            -           -
      Franklin Large Cap Growth Securities Series A     03/01/00          7.38%            -            -            -           -

*     The total return does not include contract fees.  The total return is not annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED
                                                      Commenced         Sub-account Expense as a % of Average Net Assets**
                                                                     --------------------------------------------------------
                                                      Operations       2000       1999        1998        1997       1996
                                                      -----------    ---------  ----------  ----------  ---------  ----------

      American Century VP Income & Growth               11/19/99        1.40%       1.40%           -          -           -
      American Century VP International                 11/19/99        1.40%       1.40%           -          -           -
      American Century VP Value                         11/19/99        1.40%       1.40%           -          -           -
      Dreyfus Stock Index                               11/19/99        1.40%       1.40%           -          -           -
      Dreyfus VIF Disciplined Stock                     11/19/99        1.40%       1.40%           -          -           -
      Dreyfus VIF Capital Appreciation                  11/19/99        1.40%       1.40%           -          -           -
      INVESCO VIF Dynamics                              11/19/99        1.40%       1.40%           -          -           -
      INVESCO VIF High Yield                            11/19/99        1.40%       1.40%           -          -           -
      PIMCO High Yield Bond                             11/19/99        1.40%       1.40%           -          -           -
      PIMCO Low Duration Bond                           11/19/99        1.40%       1.40%           -          -           -
      PIMCO StocksPLUS Growth & Income                  11/19/99        1.40%       1.40%           -          -           -
      PIMCO Total Return Bond                           11/19/99        1.40%       1.40%           -          -           -
      Scudder International                             11/19/99        1.40%       1.40%           -          -           -
      Cova Lord Abbett Growth and Income Series A       03/01/00        0.85%           -           -          -           -
      Cova Bond Debenture Series A                      03/01/00        0.85%           -           -          -           -
      Cova Developing Growth Series A                   03/01/00        0.85%           -           -          -           -
      Cova Large Cap Research Series A                  03/01/00        0.85%           -           -          -           -
      Cova Mid-Cap Value Series A                       03/01/00        0.85%           -           -          -           -
      Cova Quality Bond Series A                        03/01/00        0.85%           -           -          -           -
      Cova Small Cap Stock Series A                     03/01/00        0.85%           -           -          -           -
      Cova Large Cap Stock Series A                     03/01/00        0.85%           -           -          -           -
      Cova Select Equity Series A                       03/01/00        0.85%           -           -          -           -
      Cova International Equity Series A                03/01/00        0.85%           -           -          -           -
      GACC Money Market Series A                        03/01/00        0.85%           -           -          -           -
      AIM V.I. Value Series A                           03/01/00        0.85%           -           -          -           -
      AIM V.I. Capital Appreciation Series A            03/01/00        0.85%           -           -          -           -
      AIM V.I. International Equity Series A            03/01/00        0.85%           -           -          -           -
      Templeton Global Income Securities Series A       03/01/00        0.85%           -           -          -           -
      Franklin Small Cap Series A                       03/01/00        0.85%           -           -          -           -
      Templeton Growth Securities Series A              03/01/00        0.85%           -           -          -           -
      Templeton International Securities Series A       03/01/00        0.85%           -           -          -           -
      Franklin Large Cap Growth Securities Series A     03/01/00        0.85%           -           -          -           -

**    annualized


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending
       September 30, 2000 and the year ending December 31, 1999 follows:

                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                Year or         Proceeds from Sales     of Fund Shares             Realized
                                                 Period          of Fund Shares            Redeemed               Gain (Loss)
                                              ------------     ------------------     -------------------     -------------------


       Cova Lord Abbett Growth and Income         2000               $ 51,270                $ 47,011                 $ 4,259
                                                  1999                 33,043                  31,617                   1,426

       Cova Bond Debenture                        2000                 13,457                  13,178                     279
                                                  1999                  8,143                   8,020                     123

       Cova Developing Growth                     2000                    608                     574                      34
                                                  1999                    614                     545                      69

       Cova Large Cap Research                    2000                  1,038                     899                     139
                                                  1999                     68                      59                       9

       Cova Mid-Cap Value                         2000                    800                     690                     110
                                                  1999                    481                     460                      21

       Cova Quality Bond                          2000                 11,510                  11,576                     (66)
                                                  1999                 13,923                  13,935                     (12)

       Cova Small Cap Stock                       2000                  4,534                   3,231                   1,303
                                                  1999                  6,406                   6,290                     116

       Cova Large Cap Stock                       2000                  9,165                   8,378                     787
                                                  1999                 24,473                  22,393                   2,080

       Cova Select Equity                         2000                  8,812                   7,841                     971
                                                  1999                  2,126                   1,843                     283

       Cova International Equity                  2000                  7,446                   6,069                   1,377
                                                  1999                  7,673                   6,613                   1,060

       Cova Balanced                              2000                  1,080                   1,061                      19
                                                  1999                    507                     464                      43

       Cova Equity Income                         2000                    716                     740                     (24)
                                                  1999                    355                     328                      27


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                Year or         Proceeds from Sales     of Fund Shares             Realized
                                                 Period          of Fund Shares            Redeemed               Gain (Loss)
                                              ------------     ------------------     -------------------     -------------------


       Cova Growth and Income Equity               2000                  $ 777                   $ 695                    $ 82
                                                   1999                    510                     448                      62

       Cova Riggs U.S. Government Securities       2000                    671                     682                     (11)
                                                   1999                    201                     200                       1

       Cova Riggs Stock                            2000                    601                     602                      (1)
                                                   1999                    100                     100                       -

       GACC Money Market                           2000                 49,489                  47,845                   1,644
                                                   1999                 54,974                  54,019                     955

       Russell Multi-Style Equity                  2000                  2,496                   2,390                     106
                                                   1999                  1,756                   1,634                     122

       Russell Aggressive Equity                   2000                    610                     559                      51
                                                   1999                    568                     578                     (10)

       Russell Non-U.S.                            2000                    963                     861                     102
                                                   1999                    604                     559                      45

       Russell Core Bond                           2000                  1,861                   1,966                    (105)
                                                   1999                  2,193                   2,264                     (71)

       Russell Real Estate Securities              2000                    168                     160                       8
                                                   1999                      6                       6                       -

       AIM V.I. Value                              2000                     30                      29                       1
                                                   1999                    253                     263                     (10)

       AIM V.I. Capital Appreciation               2000                    108                      91                      17
                                                   1999                    191                     177                      14

       AIM V.I. International Equity               2000                 12,718                  12,282                     436
                                                   1999                 12,169                  11,498                     671

       Alliance Premier Growth                     2000                     84                      72                      12
                                                   1999                    617                     559                      58

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                Year or         Proceeds from Sales     of Fund Shares             Realized
                                                 Period          of Fund Shares            Redeemed               Gain (Loss)
                                              ------------     ------------------     -------------------     -------------------


       Alliance Real Estate Investment            2000                  $ 251                   $ 259                    $ (8)
                                                  1999                    310                     332                     (22)

       Liberty Newport Tiger Fund, Variable       2000                  4,301                   4,196                     105
                                                  1999                  1,971                   1,801                     170

       Goldman Sachs Growth and Income            2000                    561                     561                       -
                                                  1999                  1,183                   1,203                     (20)

       Goldman Sachs International Equity         2000                    154                     138                      16
                                                  1999                  3,457                   3,299                     158

       Goldman Sachs Global Income                2000                     67                      68                      (1)
                                                  1999                     51                      51                       -

       Goldman Sachs Internet Tollkeeper          2000                      1                       1                       -
                                                  1999                      -                       -                       -

       Kemper Dreman High Return Equity           2000                     91                     110                     (19)
                                                  1999                      8                       8                       -

       Kemper Small Cap Growth                    2000                    383                     313                      70
                                                  1999                  1,008                   1,035                     (27)

       Kemper Small Cap Value                     2000                    640                     644                      (4)
                                                  1999                    446                     464                     (18)

       Kemper Government Securities               2000                    719                     758                     (39)
                                                  1999                    206                     207                      (1)

       MFS Bond                                   2000                    294                     303                      (9)
                                                  1999                     14                      14                       -

       MFS Research                               2000                    320                     267                      53
                                                  1999                    335                     308                      27

       MFS Growth with Income                     2000                    296                     281                      15
                                                  1999                    391                     371                      20

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                Year or         Proceeds from Sales     of Fund Shares             Realized
                                                 Period          of Fund Shares            Redeemed               Gain (Loss)
                                              ------------     ------------------     -------------------     -------------------


       MFS Emerging Growth                        2000                $ 1,772                 $ 1,170                   $ 602
                                                  1999                    671                     532                     139

       MFS Emerging Markets Equity                2000                    103                      87                      16
                                                  1999                    561                     573                     (12)

       MFS High Income                            2000                    388                     397                      (9)
                                                  1999                    307                     312                      (5)

       MFS Global Governments                     2000                     29                      30                      (1)
                                                  1999                      6                       6                       -

       MFS New Discovery                          2000                      -                       -                       -
                                                  1999                      -                       -                       -

       MetLife Putnam International Stock         2000                      -                       -                       -
                                                  1999                      -                       -                       -

       MetLife Putnam Large Cap Growth            2000                      -                       -                       -
                                                  1999                      -                       -                       -

       Oppenheimer Capital Appreciation           2000                     75                      58                      17
                                                  1999                    219                     201                      18

       Oppenheimer Main Street Growth & Income    2000                    472                     444                      28
                                                  1999                    438                     411                      27

       Oppenheimer High Income                    2000                    146                     160                     (14)
                                                  1999                     42                      43                      (1)

       Oppenheimer Bond                           2000                    802                     856                     (54)
                                                  1999                    246                     253                      (7)

       Oppenheimer Strategic Bond                 2000                    418                     435                     (17)
                                                  1999                    170                     174                      (4)

       Putnam VT Growth and Income                2000                  1,232                   1,349                    (117)
                                                  1999                    362                     360                       2

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                Year or         Proceeds from Sales     of Fund Shares             Realized
                                                 Period          of Fund Shares            Redeemed               Gain (Loss)
                                              ------------     ------------------     -------------------     -------------------


       Putnam VT New Value                        2000                  $ 153                   $ 158                    $ (5)
                                                  1999                    231                     238                      (7)

       Putnam VT Vista                            2000                    424                     326                      98
                                                  1999                    175                     153                      22

       Putnam VT International Growth             2000                  2,872                   2,234                     638
                                                  1999                  4,284                   3,820                     464

       Putnam VT International New Opportunities  2000                    252                     231                      21
                                                  1999                  3,566                   3,316                     250

       Templeton Global Income Securities         2000                     73                      76                      (3)
                                                  1999                      6                       6                       -

       Franklin Small Cap                         2000                    514                     556                     (42)
                                                  1999                     72                      60                      12

       Templeton Growth Securities                2000                     91                      95                      (4)
                                                  1999                     49                      47                       2

       Templeton International Securities         2000                  6,464                   6,572                    (108)
                                                  1999                 10,350                  10,164                     186

       Templeton Developing Markets Securities    2000                    252                     219                      33
                                                  1999                    357                     361                      (4)

       Templeton Mutual Shares Securities         2000                    310                     299                      11
                                                  1999                      7                       7                       -

       Franklin Large Cap Growth Securities       2000                     88                      87                       1
                                                  1999                    165                     158                       7

       Fidelity VIP Growth                        2000                    142                     132                      10
                                                  1999                     99                      90                       9

       Fidelity VIP II Contrafund                 2000                    121                     118                       3
                                                  1999                    426                     386                      40

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                Year or         Proceeds from Sales     of Fund Shares             Realized
                                                 Period          of Fund Shares            Redeemed               Gain (Loss)
                                              ------------     ------------------     -------------------     -------------------


       Fidelity VIP III Growth Opportunities     2000                  $ 100                   $ 105                    $ (5)
                                                 1999                     65                      64                       1

       Fidelity VIP III Growth & Income          2000                     68                      68                       -
                                                 1999                    275                     255                      20

       Fidelity VIP Equity-Income                2000                    131                     135                      (4)
                                                 1999                    141                     139                       2

       American Century VP Income & Growth       2000                    145                     143                       2
                                                 1999                      -                       -                       -

       American Century VP International         2000                     18                      19                      (1)
                                                 1999                     16                      16                       -

       American Century VP Value                 2000                    138                     135                       3
                                                 1999                      -                       -                       -

       Dreyfus Stock Index                       2000                      2                       2                       -
                                                 1999                      -                       -                       -

       Dreyfus VIF Disciplined Stock             2000                      1                       1                       -
                                                 1999                      -                       -                       -

       Dreyfus VIF Capital Appreciation          2000                    224                     218                       6
                                                 1999                      -                       -                       -

       INVESCO VIF Dynamics                      2000                     64                      59                       5
                                                 1999                      -                       -                       -

       INVESCO VIF High Yield                    2000                      9                       9                       -
                                                 1999                      -                       -                       -

       PIMCO High Yield Bond                     2000                     28                      30                      (2)
                                                 1999                      -                       -                       -

       PIMCO Low Duration Bond                   2000                      -                       -                       -
                                                 1999                      -                       -                       -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS), CONTINUED:

                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate            Aggregate Cost
                                                Year or         Proceeds from Sales     of Fund Shares             Realized
                                                 Period          of Fund Shares            Redeemed               Gain (Loss)
                                              ------------     ------------------     -------------------     -------------------


       PIMCO StocksPLUS Growth & Income           2000                    $ 7                     $ 7                     $ -
                                                  1999                      -                       -                       -

       PIMCO Total Return Bond                    2000                     19                      19                       -
                                                  1999                      -                       -                       -

       Scudder International                      2000                    111                     121                     (10)
                                                  1999                      -                       -                       -






COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION:

                                                                               Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                Year or          (Depreciation)         (Depreciation)
                                                 Period          End of Period        Beginning of Period           Change
                                              ------------     ------------------     -------------------     -------------------


       Cova Lord Abbett Growth and Income         2000              $ 102,663                $ 84,856                $ 17,807
                                                  1999                 84,856                       -                  84,856

       Cova Bond Debenture                        2000                   (368)                  4,348                  (4,716)
                                                  1999                  4,348                   3,523                     825

       Cova Developing Growth                     2000                    737                   7,602                  (6,865)
                                                  1999                  7,602                     890                   6,712

       Cova Large Cap Research                    2000                  5,066                   6,817                  (1,751)
                                                  1999                  6,817                   1,284                   5,533

       Cova Mid-Cap Value                         2000                 11,184                   1,426                   9,758
                                                  1999                  1,426                     160                   1,266

       Cova Quality Bond                          2000                   (513)                 (1,015)                    502
                                                  1999                 (1,015)                  1,598                  (2,613)

       Cova Small Cap Stock                       2000                 27,443                  30,039                  (2,596)
                                                  1999                 30,039                     346                  29,693

       Cova Large Cap Stock                       2000                  6,152                  36,556                 (30,404)
                                                  1999                 36,556                  16,535                  20,021

       Cova Select Equity                         2000                 19,808                  33,989                 (14,181)
                                                  1999                 33,989                  33,585                     404

       Cova International Equity                  2000                  8,284                  33,733                 (25,449)
                                                  1999                 33,733                   9,278                  24,455

       Cova Balanced                              2000                    149                     311                    (162)
                                                  1999                    311                     173                     138

       Cova Equity Income                         2000                    127                    (266)                    393
                                                  1999                   (266)                     70                    (336)

       Cova Growth and Income Equity              2000                  1,085                   2,123                  (1,038)
                                                  1999                  2,123                     566                   1,557


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                Year or          (Depreciation)         (Depreciation)
                                                 Period          End of Period         Beginning of Period          Change
                                              ------------     ------------------     -------------------     -------------------


       Cova Riggs U.S. Government Securities       2000                    $ -                    $ (4)                    $ 4
                                                   1999                     (4)                      -                      (4)

       Cova Riggs Stock                            2000                      -                       4                      (4)
                                                   1999                      4                       -                       4

       GACC Money Market                           2000                  1,071                   1,215                    (144)
                                                   1999                  1,215                     231                     984

       Russell Multi-Style Equity                  2000                  2,806                   5,696                  (2,890)
                                                   1999                  5,696                   3,199                   2,497

       Russell Aggressive Equity                   2000                  1,181                     736                     445
                                                   1999                    736                      75                     661

       Russell Non-U.S.                            2000                    972                   4,785                  (3,813)
                                                   1999                  4,785                     412                   4,373

       Russell Core Bond                           2000                   (828)                 (1,947)                  1,119
                                                   1999                 (1,947)                    268                  (2,215)

       Russell Real Estate Securities              2000                    208                      (9)                    217
                                                   1999                     (9)                      -                      (9)

       AIM V.I. Value                              2000                    358                   6,206                  (5,848)
                                                   1999                  6,206                     668                   5,538

       AIM V.I. Capital Appreciation               2000                  7,608                   3,597                   4,011
                                                   1999                  3,597                     164                   3,433

       AIM V.I. International Equity               2000                   (524)                  1,008                  (1,532)
                                                   1999                  1,008                      81                     927

       Alliance Premier Growth                     2000                  3,082                   8,366                  (5,284)
                                                   1999                  8,366                   1,522                   6,844

       Alliance Real Estate Investment             2000                    484                    (406)                    890
                                                   1999                   (406)                   (169)                   (237)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                Year or          (Depreciation)         (Depreciation)
                                                 Period          End of Period         Beginning of Period          Change
                                              ------------     ------------------     -------------------     -------------------


       Liberty Newport Tiger Fund, Variable       2000                  $ (52)                  $ 101                  $ (153)
                                                  1999                    101                      54                      47

       Goldman Sachs Growth and Income            2000                     24                      (2)                     26
                                                  1999                     (2)                   (207)                    205

       Goldman Sachs International Equity         2000                      6                     436                    (430)
                                                  1999                    436                      56                     380

       Goldman Sachs Global Income                2000                      8                     (15)                     23
                                                  1999                    (15)                     (1)                    (14)

       Goldman Sachs Internet Tollkeeper          2000                    (19)                      -                     (19)
                                                  1999                      -                       -                       -

       Kemper Dreman High Return Equity           2000                      4                     (20)                     24
                                                  1999                    (20)                      1                     (21)

       Kemper Small Cap Growth                    2000                    547                     542                       5
                                                  1999                    542                     107                     435

       Kemper Small Cap Value                     2000                    166                      41                     125
                                                  1999                     41                    (154)                    195

       Kemper Government Securities               2000                    (30)                    (48)                     18
                                                  1999                    (48)                      9                     (57)

       MFS Bond                                   2000                    (12)                     (6)                     (6)
                                                  1999                     (6)                      1                      (7)

       MFS Research                               2000                  3,468                   3,094                     374
                                                  1999                  3,094                     481                   2,613

       MFS Growth with Income                     2000                  1,804                   1,415                     389
                                                  1999                  1,415                     574                     841

       MFS Emerging Growth                        2000                  9,455                  12,068                  (2,613)
                                                  1999                 12,068                     984                  11,084

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                              Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                Year or          (Depreciation)         (Depreciation)
                                                 Period          End of Period         Beginning of Period          Change
                                              ------------     ------------------     -------------------     -------------------


       MFS Emerging Markets Equity               2000                   $ (4)                   $ 24                   $ (28)
                                                 1999                     24                     (94)                    118

       MFS High Income                           2000                   (464)                    (58)                   (406)
                                                 1999                    (58)                    (34)                    (24)

       MFS Global Governments                    2000                     (4)                     (3)                     (1)
                                                 1999                     (3)                      1                      (4)

       MFS New Discovery                         2000                      -                       -                       -
                                                 1999                      -                       -                       -

       MetLife Putnam International Stock        2000                      -                       -                       -
                                                 1999                      -                       -                       -

       MetLife Putnam Large Cap Growth           2000                     (2)                      -                      (2)
                                                 1999                      -                       -                       -

       Oppenheimer Capital Appreciation          2000                  1,830                   1,753                      77
                                                 1999                  1,753                     133                   1,620

       Oppenheimer Main Street Growth & Income   2000                    547                     877                    (330)
                                                 1999                    877                     (28)                    905

       Oppenheimer High Income                   2000                   (280)                    (40)                   (240)
                                                 1999                    (40)                    (15)                    (25)

       Oppenheimer Bond                          2000                   (707)                   (317)                   (390)
                                                 1999                   (317)                     95                    (412)

       Oppenheimer Strategic Bond                2000                   (158)                      -                    (158)
                                                 1999                      -                       3                      (3)

       Putnam VT Growth and Income               2000                 (2,542)                   (991)                 (1,551)
                                                 1999                   (991)                    660                  (1,651)

       Putnam VT New Value                       2000                     48                     (22)                     70
                                                 1999                    (22)                      6                     (28)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                Year or          (Depreciation)         (Depreciation)
                                                 Period          End of Period         Beginning of Period          Change
                                              ------------     ------------------     -------------------     -------------------


       Putnam VT Vista                             2000                $ 3,416                 $ 1,687                 $ 1,729
                                                   1999                  1,687                     173                   1,514

       Putnam VT International Growth              2000                  1,993                   6,805                  (4,812)
                                                   1999                  6,805                     353                   6,452

       Putnam VT International New Opportunities   2000                   (682)                    860                  (1,542)
                                                   1999                    860                      40                     820

       Templeton Global Income Securities          2000                    (35)                     (3)                    (32)
                                                   1999                     (3)                      -                      (3)

       Franklin Small Cap                          2000                    171                     231                     (60)
                                                   1999                    231                       -                     231

       Templeton Growth Securities                 2000                   (148)                     60                    (208)
                                                   1999                     60                       -                      60

       Templeton International Securities          2000                   (893)                  1,005                  (1,898)
                                                   1999                  1,005                      48                     957

       Templeton Developing Markets Securities     2000                   (438)                    872                  (1,310)
                                                   1999                    872                      44                     828

       Templeton Mutual Shares Securities          2000                    409                     153                     256
                                                   1999                    153                      32                     121

       Franklin Large Cap Growth Securities        2000                    454                     161                     293
                                                   1999                    161                       -                     161

       Fidelity VIP Growth                         2000                     80                     310                    (230)
                                                   1999                    310                      12                     298

       Fidelity VIP II Contrafund                  2000                     14                     267                    (253)
                                                   1999                    267                      48                     219

       Fidelity VIP III Growth Opportunities       2000                    (83)                     28                    (111)
                                                   1999                     28                      13                      15

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                               Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                Year or          (Depreciation)         (Depreciation)
                                                 Period          End of Period         Beginning of Period          Change
                                              ------------     ------------------     -------------------     -------------------


       Fidelity VIP III Growth & Income            2000                   $ 55                   $ 213                  $ (158)
                                                   1999                    213                      94                     119

       Fidelity VIP Equity-Income                  2000                      6                      17                     (11)
                                                   1999                     17                      17                       -

       American Century VP Income & Growth         2000                    (80)                      7                     (87)
                                                   1999                      7                       -                       7

       American Century VP International           2000                    (44)                      -                     (44)
                                                   1999                      -                       -                       -

       American Century VP Value                   2000                    175                       2                     173
                                                   1999                      2                       -                       2

       Dreyfus Stock Index                         2000                    (13)                      -                     (13)
                                                   1999                      -                       -                       -

       Dreyfus VIF Disciplined Stock               2000                      2                       -                       2
                                                   1999                      -                       -                       -

       Dreyfus VIF Capital Appreciation            2000                    (18)                      1                     (19)
                                                   1999                      1                       -                       1

       INVESCO VIF Dynamics                        2000                    451                       8                     443
                                                   1999                      8                       -                       8

       INVESCO VIF High Yield                      2000                     (6)                      -                      (6)
                                                   1999                      -                       -                       -

       PIMCO High Yield Bond                       2000                      -                       -                       -
                                                   1999                      -                       -                       -

       PIMCO Low Duration Bond                     2000                      1                       -                       1
                                                   1999                      -                       -                       -

       PIMCO StockPLUS Growth & Income             2000                    (10)                      -                     (10)
                                                   1999                      -                       -                       -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited
(In thousands of dollars)


(7)    CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------------
                                                                  Appreciation           Appreciation
                                                Year or          (Depreciation)         (Depreciation)
                                                 Period          End of Period         Beginning of Period          Change
                                              ------------     ------------------     -------------------     -------------------


       PIMCO Total Return Bond                       2000                   $ 49                     $ -                    $ 49
                                                     1999                      -                       -                       -

       Scudder International                         2000                   (270)                     11                    (281)
                                                     1999                     11                       -                      11







COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)    UNITS OUTSTANDING

                                                          09/30/00           12/31/99            12/31/98            12/31/97
                                                      -----------------  ------------------  -----------------   -----------------

       Accumulation units:
         Cova Lord Abbett Growth and Income                 20,067,383          21,128,621                  -                   -
         Cova Bond Debenture                                10,720,603          11,413,993          8,184,894           3,945,097
         Cova Developing Growth                              3,183,922           2,153,899          1,342,201             148,658
         Cova Large Cap Research                             2,745,993           2,260,424          1,094,920             124,559
         Cova Mid-Cap Value                                  3,125,895           2,528,900          1,642,553             194,386
         Cova Quality Bond                                   6,915,380           7,608,610          3,323,343           1,433,081
         Cova Small Cap Stock                                5,517,810           5,435,852          5,532,610           3,940,243
         Cova Large Cap Stock                               10,790,040          10,050,149          4,178,035           1,473,929
         Cova Select Equity                                 12,161,843          12,271,286         10,544,818           6,903,606
         Cova International Equity                           7,883,400           7,578,951          7,309,325           5,440,592
         Cova Balanced                                         674,429             678,937            286,511              38,079
         Cova Equity Income                                    451,522             467,721            286,953              49,725
         Cova Growth and Income Equity                       1,081,081           1,072,066            641,789             121,673
         GACC Money Market                                   2,415,955           3,709,173          1,473,737             311,051
         Russell Multi-Style Equity                          4,513,040           3,839,689          2,328,430                   -
         Russell Aggressive Equity                           1,055,269             907,258            536,278                   -
         Russell Non-U.S.                                    1,840,555           1,566,787            925,792                   -
         Russell Core Bond                                   2,989,314           2,654,149          1,609,851                   -
         Russell Real Estate Securities                        155,152              67,264                  -                   -
         AIM V.I. Value                                      5,101,650           2,544,761            521,890                   -
         AIM V.I. Capital Appreciation                       2,676,924             901,235            183,488                   -
         AIM V.I. International Equity                         526,284             277,998            204,072                   -
         Alliance Premier Growth                             3,542,428           2,065,459            667,854                   -
         Alliance Real Estate Investment                       775,163             475,475            191,411                   -
         Liberty Newport Tiger Fund, Variable                   68,354              40,648             31,936                   -
         Goldman Sachs Growth and Income                       693,948             620,568            467,675                   -
         Goldman Sachs International Equity                    296,571             240,170            112,824                   -
         Goldman Sachs Global Income                            50,188              31,541             18,833                   -
         Goldman Sachs Internet Tollkeeper                      39,651                   -                  -                   -
         Kemper Dreman High Return Equity                       11,685              18,808              9,223                   -
         Kemper Small Cap Growth                               234,715             113,560             76,492                   -
         Kemper Small Cap Value                                534,395             496,083            245,092                   -
         Kemper Government Securities                          200,062             218,804             59,712                   -
         MFS Bond                                              170,405              21,525             16,538                   -
         MFS Research                                        1,403,589           1,098,586            464,786                   -
         MFS Growth with Income                              1,919,955           1,373,014            581,434                   -
         MFS Emerging Growth                                 1,634,774           1,237,361            539,659                   -
         MFS Emerging Markets Equity                            11,815              16,687             73,171                   -
         MFS High Income                                       513,319             437,876            219,209                   -
         MFS Global Governments                                 13,812               7,473              2,082                   -
         MFS New Discovery                                       1,283                   -                  -                   -
         MetLife Putnam International Stock                      1,270                   -                  -                   -
         MetLife Putnam Large Cap Growth                         8,040                   -                  -                   -
         Oppenheimer Capital Appreciation                      670,024             436,692             97,161                   -
         Oppenheimer Main Street Growth & Income             1,111,407             618,771            284,830                   -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)    UNITS OUTSTANDING, CONTINUED:

                                                          09/30/00           12/31/99            12/31/98            12/31/97
                                                      -----------------  ------------------  -----------------   -----------------

       Accumulation units, continued:
         Oppenheimer High Income                               298,624             238,266             78,513                   -
         Oppenheimer Bond                                    1,155,572           1,030,539            401,990                   -
         Oppenheimer Strategic Bond                            353,941             306,527            107,869                   -
         Putnam VT Growth and Income                         2,704,162           2,304,013          1,115,668                   -
         Putnam VT New Value                                    97,504              66,900             42,091                   -
         Putnam VT Vista                                       739,965             385,345            151,405                   -
         Putnam VT International Growth                      1,470,137           1,092,379            530,055                   -
         Putnam VT International New Opportunities             271,655             110,085             52,809                   -
         Templeton Global Income Securities                     81,288              33,720                  -                   -
         Franklin Small Cap                                    260,920              55,398                  -                   -
         Templeton Growth Securities                           162,933              42,835                  -                   -
         Templeton International Securities                  1,323,821             826,137            164,775                   -
         Templeton Developing Markets Securities               564,216             304,489             89,960                   -
         Templeton Mutual Shares Securities                    572,474             247,806            106,035                   -
         Franklin Large Cap Growth Securities                  315,415              69,488                  -                   -
         Fidelity VIP Growth                                   201,554             103,240              6,748                   -
         Fidelity VIP II Contrafund                            278,386             119,923             32,354                   -
         Fidelity VIP III Growth Opportunities                  92,599              60,394              9,523                   -
         Fidelity VIP III Growth & Income                      276,503             188,911             69,833                   -
         Fidelity VIP Equity-Income                            158,100             110,182             24,132                   -
         American Century VP Income & Growth                   617,386              27,012                  -                   -
         American Century VP International                      51,047                 155                  -                   -
         American Century VP Value                             312,315              17,999                  -                   -
         Dreyfus Stock Index                                    97,021               1,373                  -                   -
         Dreyfus VIF Disciplined Stock                          17,108                 944                  -                   -
         Dreyfus VIF Capital Appreciation                      327,429              22,221                  -                   -
         INVESCO VIF Dynamics                                  288,234              16,259                  -                   -
         INVESCO VIF High Yield                                157,050               5,548                  -                   -
         PIMCO High Yield Bond                                   3,583                  10                  -                   -
         PIMCO Low Duration Bond                                 7,755                  10                  -                   -
         PIMCO StocksPLUS Growth & Income                       32,293                 887                  -                   -
         PIMCO Total Return Bond                               315,901               7,170                  -                   -
         Scudder International                                 199,519              14,499                  -                   -
         Cova Lord Abbett Growth and Income Series A            37,482                   -                  -                   -
         Cova Bond Debenture Series A                           13,022                   -                  -                   -
         Cova Developing Growth Series A                        23,961                   -                  -                   -
         Cova Large Cap Research Series A                        9,288                   -                  -                   -
         Cova Mid-Cap Value Series A                             2,815                   -                  -                   -
         Cova Quality Bond Series A                              5,035                   -                  -                   -
         Cova Small Cap Stock Series A                           9,300                   -                  -                   -
         Cova Large Cap Stock Series A                          27,882                   -                  -                   -
         Cova Select Equity Series A                             7,147                   -                  -                   -
         Cova International Equity Series A                     11,106                   -                  -                   -
         GACC Money Market Series A                                 10                   -                  -                   -
         AIM V.I. Value Series A                                28,627                   -                  -                   -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
September 30, 2000
Unaudited


(8)    UNITS OUTSTANDING, CONTINUED

                                                          09/30/00           12/31/99            12/31/98            12/31/97
                                                      -----------------  ------------------  -----------------   -----------------

       Accumulation units, continued:
         AIM V.I. Capital Appreciation Series A                 26,004                   -                  -                   -
         AIM V.I. International Equity Series A                  6,604                   -                  -                   -
         Templeton Global Income Securities Series A             1,693                   -                  -                   -
         Franklin Small Cap Series A                             3,663                   -                  -                   -
         Templeton Growth Securities Series A                    3,118                   -                  -                   -
         Templeton International Securities Series A             9,620                   -                  -                   -
         Franklin Large Cap Growth Securities Series A           3,575                   -                  -                   -

       Annuity units:
         Cova Lord Abbett Growth and Income                     87,742              59,648                  -                   -
         Cova Bond Debenture                                    37,205              36,141                264                   -
         Cova Developing Growth                                  2,246                 413                  -                   -
         Cova Large Cap Research                                 3,196               1,820              1,824                   -
         Cova Mid-Cap Value                                      2,202                 409                  -                   -
         Cova Quality Bond                                      29,742              15,804              3,838                   -
         Cova Small Cap Stock                                    7,165               3,048              2,555                  10
         Cova Large Cap Stock                                   36,074              16,416             10,956                  43
         Cova Select Equity                                     24,839              10,234             11,716                  43
         Cova International Equity                              12,276               7,202              2,825                   9
         GACC Money Market                                      24,832              13,985              8,875                   -
         Russell Multi-Style                                     1,243                 616                  -                   -
         Russell Aggressive Equity                                 299                 164                  -                   -
         Russell Non-U.S.                                          780                 398                  -                   -
         Russell Core Bond                                      14,037                 363                  -                   -
         AIM V.I. Value                                          3,934                   -                  -                   -
         AIM V.I. Capital Appreciation                           2,154                   -                  -                   -
         Alliance Premier Growth                                 1,488                   -                  -                   -
         Goldman Sachs International Equity                      1,842                   -                  -                   -
         MFS Emerging Growth                                     1,212                   -                  -                   -
         MFS High Income                                         1,092                   -                  -                   -
         Putnam VT International New Opportunities               1,234                   -                  -                   -
         Templeton Mutual Shares Securities                      2,542                   -                  -                   -
         PIMCO StocksPLUS Growth & Income                        2,487                   -                  -                   -









                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets



                                                                                         SEPTEMBER 30,
                                                                                              2000               DECEMBER 31,
                                      Assets                                              (UNAUDITED)                1999
                                                                                       -------------------   -------------------
                                                                                                    (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,603,751 in 2000 and $1,575,536 in 1999)                                     $          1,606,547             1,481,997
    Preferred stock - affiliate, at fair value                                                         --                 6,892
    Common stock, at fair value                                                                        12                    12
    Mortgage loans, net of allowance for potential loan loss
      of $1,090 in 2000 and 1999                                                                  361,614               376,147
    Policy loans                                                                                   27,508                27,778
    Short-term investments                                                                          7,486                    --
    Other invested assets                                                                          15,455                 4,625
                                                                                       -------------------   -------------------

             Total investments                                                                  2,018,622             1,897,451

Cash and cash equivalents - interest-bearing                                                       82,628                86,038
Cash - noninterest-bearing                                                                          5,117                 5,893
Receivable from sale of securities                                                                  5,616                 1,452
Accrued investment income                                                                          27,347                24,992
Deferred policy acquisition costs                                                                  27,199               214,120
Present value of future profits                                                                        --                55,406
Value of business acquired                                                                        290,516                    --
Goodwill                                                                                           41,515                16,157
Deferred tax asset, net                                                                             1,838                21,964
Receivable from OakRe                                                                               9,900               336,376
Federal and state income taxes recoverable                                                          1,095                 1,190
Due from affiliates                                                                                 2,750                    --
Other assets                                                                                          382                   741
Separate account assets                                                                         2,800,484             2,537,962
                                                                                       -------------------   -------------------

             Total assets                                                            $          5,315,009             5,199,742
                                                                                       ===================   ===================

See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued



                                                                                         SEPTEMBER 30,
                                                                                             2000               DECEMBER 31,
                       LIABILITIES AND SHAREHOLDER'S EQUITY                               (UNAUDITED)               1999
                                                                                      --------------------   -------------------
                                                                                                   (IN THOUSANDS)

Liabilities:
    Policyholder deposits                                                           $           2,071,387             2,270,795
    Future policy benefits                                                                         60,184                58,432
    Payable on return of collateral on loaned securities                                               --                37,862
    Payable on purchase of securities                                                               5,928                   516
    Due to affiliates                                                                                  --                 4,220
    Accounts payable and other liabilities                                                         18,027                22,905
    Future purchase price payable to OakRe                                                             --                 2,898
    Guaranty fund assessments                                                                       9,900                 9,900
    Separate account liabilities                                                                2,800,462             2,537,652
                                                                                      --------------------  --------------------

             Total liabilities                                                                  4,965,888             4,945,180
                                                                                      --------------------  --------------------

Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 2000 and 1999                                                             5,799                 5,799
    Additional paid-in capital                                                                    342,181               260,491
    Retained earnings                                                                                 595                12,906
    Accumulated other comprehensive income
      (loss) - net of tax                                                                             546               (24,634)
                                                                                      --------------------  --------------------

             Total shareholder's equity                                                           349,121               254,562
                                                                                      --------------------  --------------------

             Total liabilities and shareholder's equity                             $           5,315,009             5,199,742
                                                                                      ====================  ====================






See accompanying notes to unaudited consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                  Consolidated Statements of Income (Unaudited)




                                                                           NINE MONTHS ENDED             THREE MONTHS ENDED
                                                                             SEPTEMBER 30,                  SEPTEMBER 30,
                                                                          2000           1999            2000           1999
                                                                      -------------  -------------   -------------  -------------
                                                                                            (in thousands)

Revenues:
    Premiums                                                        $        5,570          7,337  $        2,388         (2,418)
    Net investment income                                                  127,093         98,332          44,089         32,304
    Net realized gains (losses) on sales of investments                        769        (12,556)            675         (9,200)
    Separate account fees                                                   28,465         22,437           9,949          8,111
    Other income                                                             3,917          4,858           1,234          2,061
                                                                      -------------  -------------   -------------  -------------

             Total revenues                                                165,814        120,408          58,335         30,858
                                                                      -------------  -------------   -------------  -------------

Benefits and expenses:
    Interest on policyholder deposits                                       85,976         75,818          29,860         26,122
    Current and future policy benefits                                       9,380         11,021           3,541           (897)
    Operating and other expenses                                            22,067         17,055           7,165          7,032
    Amortization of purchased
      intangible assets                                                     43,900          8,045          14,592          3,340
    Amortization of deferred policy
      acquisition costs                                                        892         15,786             864          5,563
                                                                      -------------  -------------   -------------  -------------

             Total benefits and expenses                                   162,215        127,725          56,022         41,160
                                                                      -------------  -------------   -------------  -------------

             Income (loss) before income taxes                               3,599         (7,317)          2,313        (10,302)
                                                                      -------------  -------------   -------------  -------------

Income tax expense (benefit):
    Current                                                                    103         (5,563)             98         (5,357)
    Deferred                                                                 2,901            994           1,986            239
                                                                      -------------  -------------   -------------  -------------

             Total income tax expense (benefit)                              3,004         (4,569)          2,084         (5,118)
                                                                      -------------  -------------   -------------  -------------

             Net income (loss)                                      $          595         (2,748) $          229         (5,184)
                                                                      =============  =============   =============  =============


See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity


                                                                                    SEPTEMBER 30,
                                                                                         2000             DECEMBER 31,
                                                                                     (UNAUDITED)              1999
                                                                                  -------------------  --------------------
                                                                                               (in thousands)

Common stock, balance at beginning
    and end of period                                                           $              5,799                 5,799
                                                                                  -------------------  --------------------

Additional paid-in capital:
    Balance at beginning of period                                                           260,491               220,491
    Adjustment to reflect purchase acquisition                                                46,690                    --
    Capital contribution                                                                      35,000                40,000
                                                                                  -------------------  --------------------

Balance at end of period                                                                     342,181               260,491
                                                                                  -------------------  --------------------

Retained earnings:
    Balance at beginning of period                                                            12,906                26,410
    Adjustment to reflect purchase acquisition                                               (12,906)                   --
    Net income (loss)                                                                            595               (13,504)
                                                                                  -------------------  --------------------

Balance at end of period                                                                         595                12,906
                                                                                  -------------------  --------------------

Accumulated other comprehensive loss:
    Balance at beginning of period                                                           (24,634)                 (614)
    Adjustment to reflect purchase acquisition                                                24,634                    --
    Change in unrealized appreciation (depreciation)
      of debt and equity securities                                                            2,797               (91,987)
    Deferred federal income tax impact                                                          (294)               12,934
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation                                                                  --                39,975
    Change in present value of future profits
      attributable to unrealized depreciation                                                     --                15,058
    Change in value of business acquired
      attributable to unrealized appreciation (depreciation)                                  (1,957)                   --
                                                                                  -------------------  --------------------

Balance at end of period                                                                         546               (24,634)
                                                                                  -------------------  --------------------

             Total shareholder's equity                                         $            349,121               254,562
                                                                                  ===================  ====================

Total comprehensive income (loss):
    Net  income (loss)                                                          $                595               (13,504)
    Other comprehensive income (loss) (change in net unrealized
      depreciation of debt and equity securities)                                                546               (24,020)
                                                                                  -------------------  --------------------

             Total comprehensive income (loss)                                  $              1,141               (37,524)
                                                                                  ===================  ====================


See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows (Unaudited)

                                                                                     NINE MONTHS ENDED
                                                                                        SEPTEMBER 30,
                                                                                    2000          1999
                                                                                -------------  ------------
                                                                                             (in thousands)

Reconciliations of net income to net cash
    provided by operating activities:
Net income (loss)                                                             $          595 $      (2,748)
    Adjustments to reconcile net income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                         (11,393)        1,011
      (Gains) losses from sales of investments and businesses, net                      (769)       12,556
      Change in undistributed income of real estate joint
        ventures and other limited partnership interests                                  24            --
      Interest credited to policyholder account balances                              85,976        75,818
      Universal life and investment-type product policy fees                         (31,723)      (25,645)
      Change in accrued investment income                                             (2,355)       (2,618)
      Change in premiums and other receivables                                       316,004       327,475
      Change in deferred policy acquisition costs, net                                (3,069)      (56,218)
      Change in insurance related liabilities                                          3,475         4,662
      Change in income taxes payable                                                   2,997        (4,579)
      Change in other liabilities                                                      1,493         4,199
      Other, net                                                                      (3,749)       37,197

                                                                                -------------  ------------
Net cash provided by operating activities                                            357,506       371,110
                                                                                -------------  ------------

Cash flows from investing activities
    Sales, maturities and repayments of:
      Fixed maturities                                                               200,124       384,220
      Equity securities                                                                9,000            --
      Mortgage loans on real estate                                                   14,349        25,413
    Purchases of:
      Fixed maturities                                                              (307,980)     (458,811)
      Equity securities                                                                   --          (302)
      Mortgage loans on real estate                                                   (2,932)      (54,011)
      Real estate and real estate joint ventures                                      (2,854)       (4,625)
    Net change in short-term investments                                              (7,486)         (679)
    Net change in policy loans                                                           271            --
    Net change in investment collateral                                              (37,862)       14,319

                                                                                -------------  ------------
Net cash provided by (used in) investing activities                                 (135,370)      (94,476)
                                                                                -------------  ------------

Cash flows from financing activities
    Policyholder account balances:
      Deposits                                                                       270,434       340,021
      Withdrawals                                                                   (531,756)     (648,725)
    Capital contribution                                                              35,000        20,000
                                                                                -------------  ------------
Net cash used in financing activities                                               (226,322)     (288,704)
                                                                                -------------  ------------

Change in cash and cash equivalents                                                   (4,186)      (12,070)

Cash and cash equivalents, beginning of period                                        91,931        99,778
                                                                                -------------  ------------

Cash and cash equivalents, end of period                                      $       87,745 $      87,708
                                                                                =============  ============

See accompanying notes to unaudited consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

               Notes to Interim Financial Statements - (Unaudited)

                           September 30, 2000 and 1999





(1)    BASIS OF PRESENTATION

       The interim consolidated financial statements for Cova Financial Services Life Insurance Company (the Company) have been prepared on the basis of generally accepted accounting principles (GAAP) and, in the opinion of management, reflect all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of results for such periods. The results of operations and cash flows for any interim period are not necessarily indicative of results for the full year. These financial statements should be read in conjunction with the financial statements as of December 31, 1999 and December 31, 1998, and for each of the years in the three-year period ended December 31, 1999 and related notes thereto, presented elsewhere herein. Interim financial data presented herein are unaudited.

(2)    MERGER

       The Company is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC). The Company owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC).

       On January 6, 2000, GenAmerica Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash. For the purposes of financial reporting, the Company has accounted for the merger as if it took place on January 1, 2000.

(3)    CHANGE IN ACCOUNTING

       Upon the merger, the Company restated its financial statements in accordance with "push down purchase accounting". The net purchase price of approximately $313 million was allocated to the Company and its subsidiaries based on the fair values of the acquired assets and liabilities, including the estimated value of business acquired. These allocated values were dependent upon policies in force and market conditions at the time of closing. These allocations are summarized below:


                                                                           JANUARY 1, 2000
                                                                         ---------------------
                                                                            (IN THOUSANDS)

        Total investments                                                  $      1,902,771
        Cash and cash equivalents                                                    91,931
        Value of business acquired                                                  314,646
        Goodwill                                                                     43,132
        Receivable from OakRe                                                       336,376
        Deferred tax benefits                                                         4,962
        Other assets                                                                 28,445
        Separate account assets                                                   2,537,962
                                                                               -------------

           Total assets acquired                                                  5,260,225
                                                                               -------------

        Policyholder deposits                                                     2,274,318
        Future policy benefits                                                       56,709
        Payable for return of collateral on loan securities                          37,862
        Other liabilities                                                            40,704
        Separate account liabilities                                              2,537,652
                                                                               -------------

        Total liabilities assumed                                                 4,947,245
                                                                               -------------

            Adjusted purchase price                                        $        312,980
                                                                               =============


       In addition to revaluing all material tangible assets and liabilities to their respective estimated market values at the merger date, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the value of business acquired to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in shareholder's equity of approximately $58 million on January 1, 2000 reflecting the application of push down purchase accounting. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

(4)    INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at September 30, 2000 are as follows:



                                                                        SEPTEMBER 30, 2000
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. Government
               treasuries                $       23,989            805              -           24,794          24,794
            Government agency
            obligations                           9,254             70            (39)           9,285           9,285
            Corporate securities              1,039,197         22,150        (20,649)       1,040,698       1,040,698
            Mortgage-backed securities
                                                274,410          2,942           (100)         277,252         277,252
        Asset-backed securities                 256,901          4,216         (6,599)         254,518         254,518
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,603,751         30,183        (27,387)       1,606,547       1,606,547

        Equity securities                            37              -            (25)              12              12
        Mortgage loans (net)                    361,614             42              -          361,656         361,614
        Other invested assets                    15,455              -              -           15,455          15,455
        Policy loans                             27,508              -              -           27,508          27,508
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    2,008,365         30,225        (27,412)       2,011,178       2,011,136
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $           22              -              -               22              22
                                           ==============  ============== =============== =============== ==============


       As of September 30, 2000, the Company had six impaired debt securities with estimated fair value of $8,500,000, of which one debt security, with estimated fair value of $2,100,000, became nonincome producing in 2000. The Company's valuation allowance for potential losses on mortgage loans is $1,090,000 at September 30, 2000.

       The amortized cost and estimated fair value of debt securities at September 30, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                      SEPTEMBER 30, 2000
                                                                ------------------------------
                                                                                  ESTIMATED
                                                                 AMORTIZED           FAIR
                                                                    COST            VALUE
                                                                --------------  --------------
                                                                        (IN THOUSANDS)
        Less than one year                                    $       42,143          41,468
        Due after one year through five years                        599,819         576,899
        Due after five years through ten years                       360,223         384,410
        Due after ten years                                           70,255          72,000
        Mortgage-backed securities                                   531,311         531,770
                                                                --------------  --------------

                      Total                                   $    1,603,751       1,606,547
                                                                ==============  ==============



        At September 30, 2000, approximately 92.4% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 7.6% noninvestment grade debt securities, 3.0% are rated as BB, 1.0% are rated as B, and 3.6% are rated C and treated as impaired.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:


                                                                        NINE MONTHS ENDED        THREE MONTHS ENDED
                                                                          SEPTEMBER 30,             SEPTEMBER 30,
                                                                      2000          1999         2000         1999
                                                                   -------------------------- ------------ -----------
                                                                                       (IN THOUSANDS)

        Income on debt securities                                 $   100,570       75,708        34,738       24,859
        Income on mortgage loans                                       23,107       20,123         7,750        6,457
        Income on short-term investments                                3,155        1,853         1,582          840
        Interest on policy loans                                        1,616        1,587           540          544
        Income on equity securities                                       136          422             -          141
        Miscellaneous interest                                            289          304            39           21
                                                                   ------------  ------------ ------------ -------------
               Total investment income                                128,873       99,997        44,649       32,862
        Investment expenses                                            (1,780)      (1,665)         (560)        (558)
                                                                   ------------  ------------ ------------ -------------
               Net investment income                              $   127,093       98,332        44,089       32,304
                                                                   ============  ============ ============ =============

        Net realized capital gains(losses) - debt securities      $       769      (12,556)          675       (3,356)
                                                                   ============  ============ ============ =============


                                                                                     SEPTEMBER 30,      DECEMBER 31,
                                                                                         2000
                                                                                       UNAUDITED            1999
                                                                                   ----------------    ---------------
                                                                                              (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                      $          2,797             (93,540)
            Preferred stock - affiliate                                                         -              (2,108)
            Common stock                                                                        -                 (25)
            Effects on deferred acquisition costs amortization                                  -              43,190
            Effects on PVFP amortization                                                        -              14,585
            Effects on VOBA amortization                                                   (1,957)                  -
                                                                                   -----------------   ---------------
               Unrealized depreciation before income tax                                      840             (37,898)
            Unrealized income tax (expense) benefit                                          (294)             13,264
                                                                                   -----------------   ---------------
               Change in unrealized appreciation (depreciation)                  $            546             (24,634)
                                                                                   =================   ===============

(5)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at September 30, 2000.

(6)    STATUTORY SURPLUS

       As of September 30, 2000, the Company's statutory capital and surplus was $100,302,168. The Company's statutory net losses for the periods ended September 30, 2000 and 1999 were $20,674,307 and $20,700,478, respectively.

(7)    RELATED-PARTY TRANSACTIONS

       On October 31, 1999, the Company's affiliate Cova Life Management Company
       (CLMC) purchased the remaining 51% interest in Cova Life Administrative Service Company (CLASC) from another affiliate, Navisys Incorporated, for $1,184,414.

       The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's ultimate parent, GALIC. Expenses and fees paid to affiliated companies as of September 30, 2000 and 1999 were $25,205,458 and $17,453,991, respectively.

(8)    REINSURANCE

       Effective July 25, 1999, the company entered into a modified coinsurance agreement with MetLife. Under the agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a permanent guarantee by MetLife of new and renewed business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife. On January 6, 2000, the Company discontinued ceding new business under the modified coinsurance agreement with MetLife.

       On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe Life Insurance Company (OakRe). On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe.

(9)    OTHER

       Certain 1999 amounts have been reclassified to conform to the 2000 presentation.





                        COVA VARIABLE ANNUITY ACCOUNT ONE

                              Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)

                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
   Annuity Account One, Board of Directors
   and Shareholder of Cova Financial
   Services Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for each of the years presented, in conformity with generally accepted accounting principles.

Chicago, Illinois
March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Assets:
    Investments:
      Cova Series Trust (Cova):
         Lord Abbett Growth and Income Portfolio      34,707,072 shares at a net asset value of $24.070563 per share   $ 835,419
         Bond Debenture Portfolio                     12,630,708 shares at a net asset value of $12.474609 per share     157,563
         Developing Growth Portfolio                   2,091,722 shares at a net asset value of $14.885144 per share      31,136
         Large Cap Research Portfolio                  2,208,460 shares at a net asset value of $14.991245 per share      33,108
         Mid-Cap Value Portfolio                       2,463,026 shares at a net asset value of $11.168093 per share      27,507
         Quality Bond Portfolio                        8,264,208 shares at a net asset value of $10.669328 per share      88,174
         Small Cap Stock Portfolio                     5,647,655 shares at a net asset value of $17.268582 per share      97,527
         Large Cap Stock Portfolio                    10,977,166 shares at a net asset value of $20.674865 per share     226,951
         Select Equity Portfolio                      14,012,264 shares at a net asset value of $16.112437 per share     225,772
         International Equity Portfolio                7,636,292 shares at a net asset value of $16.225039 per share     123,899
         Balanced Portfolio                              711,844 shares at a net asset value of $11.857810 per share       8,441
         Equity Income Portfolio                         511,023 shares at a net asset value of $11.168718 per share       5,707
         Growth and Income Equity Portfolio            1,085,889 shares at a net asset value of $13.788230 per share      14,972
         Riggs U.S. Government Securities Portfolio       29,121 shares at a net asset value of $10.044951 per share         292
         Riggs Stock Portfolio                            21,243 shares at a net asset value of $10.287914 per share         219
      General American Capital Company (GACC):
         Money Market Fund                             2,118,010 shares at a net asset value of $20.252283 per share      42,895
      Russell Insurance Funds (Russell):
         Multi-Style Equity Fund                       3,354,855 shares at a net asset value of     $16.79 per share      56,328
         Aggressive Equity Fund                          707,879 shares at a net asset value of     $13.36 per share       9,457
         Non-US Fund                                   1,618,203 shares at a net asset value of     $14.19 per share      22,962
         Core Bond Fund                                2,858,271 shares at a net asset value of      $9.64 per share      27,554
         Real Estate Securities Fund                      71,678 shares at a net asset value of      $8.81 per share         631
      AIM Variable Insurance Funds, Inc. (AIM):
         AIM V.I. Value Fund                           1,270,795 shares at a net asset value of     $33.50 per share      42,572
         AIM V.I. Capital Appreciation Fund              425,170 shares at a net asset value of     $35.58 per share      15,128
         AIM V.I. International Equity Fund              165,305 shares at a net asset value of     $29.29 per share       4,842
      Alliance Variable Products Series
          Fund, Inc. (Alliance):
         Premier Growth Portfolio                        972,396 shares at a net asset value of     $40.45 per share      39,333
         Real Estate Investment Portfolio                400,684 shares at a net asset value of      $8.87 per share       3,554
      Liberty Variable Investment Trust (Liberty):
         Newport Tiger Fund, Variable Series             237,245 shares at a net asset value of      $2.62 per share         622
      Goldman Sachs Variable Insurance
          Trust (Goldman Sachs):
         Growth and Income Fund                          586,954 shares at a net asset value of     $10.89 per share       6,392
         International Equity Fund                       246,107 shares at a net asset value of     $14.47 per share       3,561
         Global Income Fund                               33,771 shares at a net asset value of      $9.83 per share         332
      Kemper Variable Series (Kemper):
         Kemper-Dreman High Return Equity Portfolio      192,771 shares at a net asset value of  $0.896450 per share         173
         Kemper Small Cap Growth Portfolio               662,996 shares at a net asset value of  $2.653950 per share       1,760
         Kemper Small Cap Value Portfolio              4,057,278 shares at a net asset value of  $1.084940 per share       4,402
         Kemper Government Securities Portfolio        1,982,984 shares at a net asset value of  $1.156570 per share       2,293
      MFS Variable Insurance Trust (MFS):
         MFS Bond Series                                  20,057 shares at a net asset value of     $10.93 per share         219
         MFS Research Series                             700,868 shares at a net asset value of     $23.34 per share      16,358
         MFS Growth with Income Series                   817,962 shares at a net asset value of     $21.31 per share      17,431
         MFS Emerging Growth Series                      752,059 shares at a net asset value of     $37.94 per share      28,533
         MFS/Foreign & Colonial Emerging
          Markets Equity Series                           18,334 shares at a net asset value of      $8.15 per share         149

                                                                                                                        (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Assets, continued:
 Investments, continued:
      MFS High Income Series                            393,825 shares at a net asset value of  $11.49 per share         $ 4,525
      MFS Global Governments Series                       7,643 shares at a net asset value of  $10.03 per share              77
   Oppenheimer Variable Account Funds (Oppenheimer):
      Oppenheimer Capital Appreciation Fund             149,729 shares at a net asset value of  $49.84 per share           7,463
      Oppenheimer Main Street Growth & Income Fund      311,375 shares at a net asset value of  $24.63 per share           7,669
      Oppenheimer High Income Fund                      226,164 shares at a net asset value of  $10.72 per share           2,424
      Oppenheimer Bond Fund                             915,108 shares at a net asset value of  $11.52 per share          10,542
      Oppenheimer Strategic Bond Fund                   634,884 shares at a net asset value of   $4.97 per share           3,155
   Putnam Variable Trust (Putnam)
      Putnam VT Growth and Income Fund                  980,278 shares at a net asset value of  $26.80 per share          26,271
      Putnam VT New Value Fund                           58,470 shares at a net asset value of  $11.86 per share             693
      Putnam  VT Vista Fund                             331,114 shares at a net asset value of  $20.68 per share           6,847
      Putnam VT International Growth Fund               932,755 shares at a net asset value of  $21.65 per share          20,194
      Putnam VT International New
          Opportunities Fund                            107,771 shares at a net asset value of  $23.31 per share           2,512
   Templeton Variable Products Series
          Fund (Templeton):
      Templeton Bond Fund                                32,682 shares at a net asset value of   $9.99 per share             326
      Franklin Small Cap Investments Fund                62,033 shares at a net asset value of  $15.79 per share             980
      Templeton Stock Fund                               22,057 shares at a net asset value of  $24.39 per share             538
      Templeton International Fund                      413,917 shares at a net asset value of  $22.25 per share           9,210
      Templeton Developing Markets Fund                 449,045 shares at a net asset value of   $7.77 per share           3,489
      Mutual Shares Investments Fund                    242,768 shares at a net asset value of  $10.63 per share           2,581
      Franklin Growth Investments Fund                   61,027 shares at a net asset value of  $16.70 per share           1,019
   Variable Insurance Products Fund, Fund II
          and Fund III (Fidelity):
      VIP Growth Portfolio                               33,314 shares at a net asset value of  $54.93 per share           1,830
      VIP II Contrafund Portfolio                        62,294 shares at a net asset value of  $29.15 per share           1,816
      VIP III Growth Opportunities Portfolio             31,500 shares at a net asset value of  $23.15 per share             729
      VIP III Growth & Income Portfolio                 143,448 shares at a net asset value of  $17.30 per share           2,482
      VIP Equity-Income Portfolio                        47,752 shares at a net asset value of  $25.71 per share           1,228
   American Century Variable Portfolios,
          Inc. (American Century):
      American Century VP Income & Growth Fund           34,859 shares at a net asset value of   $8.00 per share             279
      American Century VP International Fund                156 shares at a net asset value of  $12.50 per share               2
      American Century VP Value Fund                     28,998 shares at a net asset value of   $5.95 per share             173
   Dreyfus Stock Index Fund (Dreyfus)                       369 shares at a net asset value of  $38.45 per share              14
   Dreyfus Variable Investment Fund (Dreyfus):
      Dreyfus VIF Disciplined Stock Portfolio               361 shares at a net asset value of  $26.92 per share              10
      Dreyfus VIF Capital Appreciation Portfolio          5,642 shares at a net asset value of  $39.87 per share             225
   INVESCO Variable Investment Funds,
          Inc. (INVESCO):
      INVESCO VIF Dynamics Fund                           9,589 shares at a net asset value of  $18.90 per share             181
      INVESCO VIF High Yield Fund                         4,879 shares at a net asset value of  $11.51 per share              56
   PIMCO Variable Insurance Trust (PIMCO):
      PIMCO High Yield Bond Portfolio                        11 shares at a net asset value of   $9.18 per share               -
      PIMCO Low Duration Bond Portfolio                      10 shares at a net asset value of   $9.74 per share               -
      PIMCO StocksPLUS Growth & Income Portfolio            674 shares at a net asset value of  $13.56 per share               9
      PIMCO Total Return Bond Portfolio                   7,495 shares at a net asset value of   $9.45 per share              71
   Scudder Variable Life Investment Fund (Scudder):
      International Portfolio                             8,294 shares at a net asset value of  $20.34 per share             169
                                                                                                                    -------------
          Total assets                                                                                               $ 2,343,957
                                                                                                                    =============


                                                                                                                      (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Net assets:
    Accumulation units:
      Cova Lord Abbett Growth and Income           21,128,621 accumulation units at      $39.456928 per unit             $ 833,671
      Cova Bond Debenture                          11,413,993 accumulation units at      $13.765381 per unit               157,118
      Cova Developing Growth                        2,153,899 accumulation units at      $14.452868 per unit                31,130
      Cova Large Cap Research                       2,260,424 accumulation units at      $14.635627 per unit                33,083
      Cova Mid-Cap Value                            2,528,900 accumulation units at      $10.875538 per unit                27,503
      Cova Quality Bond                             7,608,610 accumulation units at      $11.567155 per unit                88,010
      Cova Small Cap Stock                          5,435,852 accumulation units at      $17.932441 per unit                97,478
      Cova Large Cap Stock                         10,050,149 accumulation units at      $22.548941 per unit               226,620
      Cova Select Equity                           12,271,286 accumulation units at      $18.384654 per unit               225,604
      Cova International Equity                     7,578,951 accumulation units at      $16.333906 per unit               123,794
      Cova Balanced                                   678,937 accumulation units at      $12.432529 per unit                 8,441
      Cova Equity Income                              467,721 accumulation units at      $12.202725 per unit                 5,707
      Cova Growth and Income Equity                 1,072,066 accumulation units at      $13.966013 per unit                14,972
      Cova Riggs U.S. Government Securities            29,265 accumulation units at       $9.995395 per unit                   292
      Cova Riggs Stock                                 21,344 accumulation units at      $10.239524 per unit                   219
      GACC Money Market                             3,709,173 accumulation units at      $11.525358 per unit                42,750
      Russell Multi-Style Equity                    3,839,689 accumulation units at      $14.667724 per unit                56,319
      Russell Aggressive Equity                       907,258 accumulation units at      $10.422234 per unit                 9,455
      Russell Non-US                                1,566,787 accumulation units at      $14.652149 per unit                22,956
      Russell Core Bond                             2,654,149 accumulation units at      $10.380043 per unit                27,550
      Russell Real Estate Securities                   67,264 accumulation units at       $9.388124 per unit                   631
      AIM V.I. Value                                2,544,761 accumulation units at      $16.729131 per unit                42,572
      AIM V.I. Capital Appreciation                   901,235 accumulation units at      $16.785351 per unit                15,128
      AIM V.I. International Equity                   277,998 accumulation units at      $17.416663 per unit                 4,842
      Alliance Premier Growth                       2,065,459 accumulation units at      $19.043436 per unit                39,333
      Alliance Real Estate Investment                 475,475 accumulation units at       $7.474763 per unit                 3,554
      Liberty Newport Tiger Fund, Variable             40,648 accumulation units at      $15.290670 per unit                   622
      Goldman Sachs Growth and Income                 620,568 accumulation units at      $10.299328 per unit                 6,392
      Goldman Sachs International Equity              240,170 accumulation units at      $14.826563 per unit                 3,561
      Goldman Sachs Global Income                      31,541 accumulation units at      $10.524196 per unit                   332
      Kemper-Dreman High Return Equity                 18,808 accumulation units at       $9.187195 per unit                   173
      Kemper Small Cap Growth                         113,560 accumulation units at      $15.493396 per unit                 1,760
      Kemper Small Cap Value                          496,083 accumulation units at       $8.872647 per unit                 4,402
      Kemper Government Securities                    218,804 accumulation units at      $10.480981 per unit                 2,293
      MFS Bond                                         21,525 accumulation units at      $10.184471 per unit                   219
      MFS Research                                  1,098,586 accumulation units at      $14.890281 per unit                16,358
      MFS Growth with Income                        1,373,014 accumulation units at      $12.695264 per unit                17,431
      MFS Emerging Growth                           1,237,361 accumulation units at      $23.059667 per unit                28,533
      MFS/Foreign & Colonial Emerging
          Markets Equity                               16,687 accumulation units at       $8.954559 per unit                   149
      MFS High Income                                 437,876 accumulation units at      $10.334082 per unit                 4,525
      MFS Global Governments                            7,473 accumulation units at      $10.258675 per unit                    77
      Oppenheimer Capital Appreciation                436,692 accumulation units at      $17.087450 per unit                 7,463
      Oppenheimer Main Street Growth & Income         618,771 accumulation units at      $12.393263 per unit                 7,669
      Oppenheimer High Income                         238,266 accumulation units at      $10.174699 per unit                 2,424
      Oppenheimer Bond                              1,030,539 accumulation units at      $10.228856 per unit                10,542
      Oppenheimer Strategic Bond                      306,527 accumulation units at      $10.293168 per unit                 3,155

                                                                                                                      (Continued)


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Net assets, continued:
    Accumulation units, continued:
      Putnam VT Growth and Income                     2,304,013 accumulation units at    $11.402482 per unit              $ 26,271
      Putnam VT New Value                                66,900 accumulation units at    $10.365439 per unit                   693
      Putnam VT Vista                                   385,345 accumulation units at    $17.769589 per unit                 6,847
      Putnam VT International Growth                  1,092,379 accumulation units at    $18.486388 per unit                20,194
      Putnam VT International New Opportunities         110,085 accumulation units at    $22.820083 per unit                 2,512
      Templeton Bond                                     33,720 accumulation units at     $9.681884 per unit                   326
      Franklin Small Cap Investments                     55,398 accumulation units at    $17.679923 per unit                   980
      Templeton Stock                                    42,835 accumulation units at    $12.557918 per unit                   538
      Templeton International                           826,137 accumulation units at    $11.147003 per unit                 9,210
      Templeton Developing Markets                      304,489 accumulation units at    $11.457935 per unit                 3,489
      Templeton Mutual Shares Investments               247,806 accumulation units at    $10.413095 per unit                 2,581
      Franklin Growth Investments                        69,488 accumulation units at    $14.665449 per unit                 1,019
      Fidelity VIP Growth                               103,240 accumulation units at    $17.723853 per unit                 1,830
      Fidelity VIP II Contrafund                        119,923 accumulation units at    $15.140886 per unit                 1,816
      Fidelity VIP III Growth Opportunities              60,394 accumulation units at    $12.073401 per unit                   729
      Fidelity VIP III Growth & Income                  188,911 accumulation units at    $13.135609 per unit                 2,482
      Fidelity VIP Equity-Income                        110,182 accumulation units at    $11.141767 per unit                 1,228
      American Century VP Income & Growth                27,012 accumulation units at    $10.320209 per unit                   279
      American Century VP International                     155 accumulation units at    $12.514968 per unit                     2
      American Century VP Value                          17,999 accumulation units at     $9.582238 per unit                   173
      Dreyfus Stock Index                                 1,373 accumulation units at    $10.321607 per unit                    14
      Dreyfus VIF Disciplined Stock                         944 accumulation units at    $10.300470 per unit                    10
      Dreyfus VIF Capital Appreciation                   22,221 accumulation units at    $10.118366 per unit                   225
      INVESCO Dynamics                                   16,259 accumulation units at    $11.142628 per unit                   181
      INVESCO High Yield                                  5,548 accumulation units at    $10.117511 per unit                    56
      PIMCO High Yield Bond                                  10 accumulation units at    $10.078000 per unit                     -
      PIMCO Low Duration Bond                                10 accumulation units at     $9.969000 per unit                     -
      PIMCO StocksPLUS Growth & Income                      887 accumulation units at    $10.306817 per unit                     9
      PIMCO Total Return Bond                             7,170 accumulation units at     $9.875011 per unit                    71
      Scudder International                              14,499 accumulation units at    $11.631204 per unit                   169
                                                                                                                      -------------
                                                                                                                         2,340,746


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 1999
(In thousands of dollars)


Net assets, continued:
    Annuity units:
      Cova Lord Abbett Growth and Income               59,648 annuity units at       $29.309972 per unit               $ 1,748
      Cova Bond Debenture                              36,141 annuity units at       $12.317493 per unit                   445
      Cova Developing Growth                              413 annuity units at       $13.475931 per unit                     6
      Cova Large Cap Research                           1,820 annuity units at       $13.646349 per unit                    25
      Cova Mid-Cap Value                                  409 annuity units at       $10.140412 per unit                     4
      Cova Quality Bond                                15,804 annuity units at       $10.350485 per unit                   164
      Cova Small Cap Stock                              3,048 annuity units at       $16.046246 per unit                    49
      Cova Large Cap Stock                             16,416 annuity units at       $20.177175 per unit                   331
      Cova Select Equity                               10,234 annuity units at       $16.450916 per unit                   168
      Cova International Equity                         7,202 annuity units at       $14.615841 per unit                   105
      GACC Money Market                                13,985 annuity units at       $10.368367 per unit                   145
      Russell Multi-Style                                 616 annuity units at       $13.825531 per unit                     9
      Russell Aggressive Equity                           164 annuity units at        $9.823809 per unit                     2
      Russell Non-US                                      398 annuity units at       $13.810834 per unit                     6
      Russell Core Bond                                   363 annuity units at        $9.784047 per unit                     4
                                                                                                                  -------------
             Total net assets                                                                                      $ 2,343,957
                                                                                                                  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                              Cova
                                          -----------------------------------------------------------------------------------------
                                                                                           VKAC       Lord Abbett
                                                                                          Growth         Growth
                                           Quality      Money       High      Stock         and           and             Bond
                                            Income      Market     Yield      Index       Income         Income        Debenture
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------
Income:
    Dividends                           $      1,404          7      1,324        576           331              -           2,999
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

Expenses:
    Mortality and expense risk                    11          2          8         27            14          9,608           1,878
    Administrative fee                             1          -          1          3             2          1,153             225
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------
        Total expenses                            12          2          9         30            16         10,761           2,103
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

        Net investment income (loss)           1,392          5      1,315        546           315        (10,761)            896
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    (520)         -       (955)    18,079         6,587          1,426             123
    Realized gain distributions                    -          -          -      9,833         5,025              -             972
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------
        Net realized gain (loss)                (520)         -       (955)    27,912        11,612          1,426           1,095
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

Change in unrealized appreciation             (1,307)         -       (174)   (25,838)      (11,521)        84,856             825
                                          -----------  ---------  ---------   --------  ------------  -------------   -------------

        Net increase (decrease) in net
           assets from operations       $       (435)         5        186      2,620           406         75,521           2,816
                                          ===========  =========  =========   ========  ============  =============   =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                                  Cova
                                          ------------------------------------------------------------------------------------

                                                          Large                              Small        Large
                                          Developing       Cap       Mid-Cap    Quality       Cap          Cap       Select
                                            Growth       Research     Value       Bond       Stock        Stock      Equity
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------
Income:
    Dividends                           $           -          40          32        980         201          273         528
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

Expenses:
    Mortality and expense risk                    263         280         290      1,077         900        2,451       2,538
    Administrative fee                             32          34          35        129         108          294         305
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------
        Total expenses                            295         314         325      1,206       1,008        2,745       2,843
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

        Net investment income (loss)             (295)       (274)       (293)      (226)       (807)      (2,472)     (2,315)
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       69           9          21        (12)        116        2,080         283
    Realized gain distributions                     -           -           -        491           -        5,964      17,924
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------
        Net realized gain (loss)                   69           9          21        479         116        8,044      18,207
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

Change in unrealized appreciation               6,712       5,533       1,266     (2,613)     29,693       20,021         404
                                          ------------   ---------  ----------  ---------   ---------   ----------  ----------

        Net increase (decrease) in net
           assets from operations       $       6,486       5,268         994     (2,360)     29,002       25,593      16,296
                                          ============   =========  ==========  =========   =========   ==========  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                                   Cova
                                          --------------------------------------------------------------------------------------
                                                                                              Growth       Riggs
                                                                       Small                   and          U.S.
                                          International                 Cap       Equity      Income     Government      Riggs
                                             Equity       Balanced     Equity     Income      Equity     Securities      Stock
                                          -------------   ----------  ---------  ---------   ---------  -------------  ----------
Income:
    Dividends                           $          509          161          -         92          53              -          -
                                          -------------   ----------  ---------  ---------   ---------  -------------  ----------

Expenses:
    Mortality and expense risk                   1,283           77         14         62         148              1          -
    Administrative fee                             154            9          2          7          18              -          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------
        Total expenses                           1,437           86         16         69         166              1          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

        Net investment income (loss)              (928)          75        (16)        23        (113)            (1)         -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     1,060           43         76         27          62              1          -
    Realized gain distributions                  1,361           80          -        266          95              -          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------
        Net realized gain (loss)                 2,421          123         76        293         157              1          -
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

Change in unrealized appreciation               24,455          138        (34)      (336)      1,557             (4)         4
                                          -------------   ----------  ---------  ---------   ---------  -------------   --------

        Net increase (decrease) in net
           assets from operations       $       25,948          336         26        (20)      1,601             (4)         4
                                          =============   ==========  =========  =========   =========  =============   ========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                            GACC      Lord Abbett                              Russell
                                          ----------  ------------   ------------------------------------------------------------

                                                        Growth        Multi-                                             Real
                                            Money         and         Style      Aggressive                  Core       Estate
                                           Market       Income        Equity       Equity       Non-US       Bond      Securities
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------
Income:
    Dividends                           $         -             -         304            22          287      1,359           20
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

Expenses:
    Mortality and expense risk                  476           186         528            87          190        284            2
    Administrative fee                           57            22          63            10           23         34            -
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------
        Total expenses                          533           208         591            97          213        318            2
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

        Net investment income (loss)           (533)         (208)       (287)          (75)          74      1,041           18
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                    955       145,466         122           (10)          45        (71)           -
    Realized gain distributions                   -             -       3,846            38          468        812            -
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------
        Net realized gain (loss)                955       145,466       3,968            28          513        741            -
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

Change in unrealized appreciation               984      (114,453)      2,497           661        4,373     (2,215)          (9)
                                          ----------  ------------   ---------   -----------  -----------  ---------   ----------

        Net increase (decrease) in net
           assets from operations       $     1,406        30,805       6,178           614        4,960       (433)           9
                                          ==========  ============   =========   ===========  ===========  =========   ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                          AIM                               Alliance     Liberty     Goldman Sachs
                                         ---------------------------------------- ---------------------- ----------  ---------------
                                                                                                         Newport
                                                                        V.I.                   Real       Tiger         Growth
                                                     V.I. Capital   International Premier     Estate      Fund,           and
                                         V.I. Value  Appreciation      Equity     Growth    Investment   Variable       Income
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------
Income:
    Dividends                           $       106              9            30        -           137          4               71
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

Expenses:
    Mortality and expense risk                  247             76            39      283            35          5               72
    Administrative fee                           30              9             5       34             4          1                9
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------
        Total expenses                          277             85            44      317            39          6               81
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

        Net investment income (loss)           (171)           (76)          (14)    (317)           98         (2)             (10)
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     16             14           671       58           (22)       170              (20)
    Realized gain distributions                 555            294           128      279             -          -                -
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------
        Net realized gain (loss)                571            308           799      337           (22)       170              (20)
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

Change in unrealized appreciation             5,538          3,433           927    6,844          (237)        47              205
                                         ----------- -------------- ------------- --------  ------------ ----------  ---------------

        Net increase (decrease) in net
           assets from operations       $     5,938          3,665         1,712    6,864          (161)       215              175
                                         =========== ============== ============= ========  ============ ==========  ===============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                 Goldman Sachs                             Kemper                         MFS
                                          ------------------------   --------------------------------------------------  ------
                                                                       Kemper-
                                                                        Dreman       Small      Small
                                          International   Global     High Return      Cap        Cap      Government
                                             Equity       Income        Equity       Growth     Value     Securities     Bond
                                          -------------   --------   -------------  ---------  --------  --------------  ------
Income:
    Dividends                           $           44         10               1          -        33              69       4
                                          -------------   --------   -------------  ---------  --------  --------------  ------

Expenses:
    Mortality and expense risk                      27          3               2         16        45              20       2
    Administrative fee                               3          -               -          2         5               2       -
                                          -------------   --------   -------------  ---------  --------  --------------  ------
        Total expenses                              30          3               2         18        50              22       2
                                          -------------   --------   -------------  ---------  --------  --------------  ------

        Net investment income (loss)                14          7              (1)       (18)      (17)             47       2
                                          -------------   --------   -------------  ---------  --------  --------------  ------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       158          -               -         37       (18)             (1)      -
    Realized gain distributions                    217          2               1          -         -               -       -
                                          -------------   --------   -------------  ---------  --------  --------------  ------
        Net realized gain (loss)                   375          2               1         37       (18)             (1)      -
                                          -------------   --------   -------------  ---------  --------  --------------  ------

Change in unrealized appreciation                  380        (14)            (21)       435       195             (57)     (7)
                                          -------------   --------   -------------  ---------  --------  --------------  ------

        Net increase (decrease) in net
           assets from operations       $          769         (5)            (21)       454       160             (11)     (5)
                                          =============   ========   =============  =========  ========  ==============  ======


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                                 MFS                                   Oppenheimer
                                          ---------------------------------------------------------------------------  -------------
                                                                                  F&C
                                                       Growth                   Emerging
                                                        with       Emerging     Markets       High         Global        Capital
                                          Research     Income       Growth       Equity      Income     Governments    Appreciation
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------
Income:
    Dividends                           $        16         35             -            -         210              3              7
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

Expenses:
    Mortality and expense risk                  126        155           175            4          43              1             47
    Administrative fee                           15         19            21            -           5              -              6
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------
        Total expenses                          141        174           196            4          48              1             53
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

        Net investment income (loss)           (125)      (139)         (196)          (4)        162              2            (46)
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     27         20           139          (12)         (5)             -             18
    Realized gain distributions                  86         42             -            -           -              -             78
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------
        Net realized gain (loss)                113         62           139          (12)         (5)             -             96
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

Change in unrealized appreciation             2,613        841        11,084          118         (24)            (4)         1,620
                                          ----------  ---------   -----------  -----------  ----------  -------------  -------------

        Net increase (decrease) in net
           assets from operations       $     2,601        764        11,027          102         133             (2)         1,670
                                          ==========  =========   ===========  ===========  ==========  =============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                                  Oppenheimer                               Putnam
                                          -----------------------------------------------   -------------------------------------
                                          Main Street
                                            Growth                                           VT Growth
                                               &           High                Strategic        and         VT New
                                            Income        Income      Bond       Bond         Income        Value      VT Vista
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------
Income:
    Dividends                           $          15          72        286          84            240           -          484
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

Expenses:
    Mortality and expense risk                     56          20         98          27            258           8           43
    Administrative fee                              7           2         12           3             31           1            5
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------
        Total expenses                             63          22        110          30            289           9           48
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

        Net investment income (loss)              (48)         50        176          54            (49)         (9)         436
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       27          (1)        (7)         (4)             2          (7)          22
    Realized gain distributions                    26           -         28           -          1,199           9            -
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------
        Net realized gain (loss)                   53          (1)        21          (4)         1,201           2           22
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

Change in unrealized appreciation                 905         (25)      (412)         (3)        (1,651)        (28)       1,514
                                          ------------   ---------   --------  ----------   ------------   ---------   ----------

        Net increase (decrease) in net
           assets from operations       $         910          24       (215)         47           (499)        (35)       1,972
                                          ============   =========   ========  ==========   ============   =========   ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                     Putnam                                   Templeton
                                         ---------------------------  --------------------------------------------------------------
                                                            VT
                                              VT       International              Franklin
                                         International     New                   Small Cap                             Developing
                                            Growth     Opportunities   Bond     Investments   Stock    International     Markets
                                         ------------- -------------  --------  ------------- -------  -------------  --------------
Income:
    Dividends                           $           -             -         -              -       -             57              13
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

Expenses:
    Mortality and expense risk                    150            13         2              3       2             64              26
    Administrative fee                             18             2         -              -       -              8               3
                                         ------------- -------------  --------  ------------- -------  -------------  --------------
        Total expenses                            168            15         2              3       2             72              29
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

        Net investment income (loss)             (168)          (15)       (2)            (3)     (2)           (15)            (16)
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                      464           250         -             12       2            186              68
    Realized gain distributions                     -             -         -              -       -            198               -
                                         ------------- -------------  --------  ------------- -------  -------------  --------------
        Net realized gain (loss)                  464           250         -             12       2            384              68
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

Change in unrealized appreciation               6,452           820        (3)           231      60            957             828
                                         ------------- -------------  --------  ------------- -------  -------------  --------------

        Net increase (decrease) in net
           assets from operations       $       6,748         1,055        (5)           240      60          1,326             880
                                         ============= =============  ========  ============= =======  =============  ==============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                        Templeton                                Fidelity
                                          ---------------------------  -------------------------------------------------------------


                                            Mutual        Franklin                               VIP III       VIP III       VIP
                                            Shares         Growth        VIP       VIP II         Growth       Growth &    Equity-
                                          Investments    Investments   Growth    Contrafund    Opportunities    Income      Income
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------
Income:
    Dividends                           $           3              -         1             2              1           7           5
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

Expenses:
    Mortality and expense risk                     23              3        11            13              5          22          10
    Administrative fee                              3              -         1             2              1           3           1
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------
        Total expenses                             26              3        12            15              6          25          11
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

        Net investment income (loss)              (23)            (3)      (11)          (13)            (5)        (18)         (6)
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       10              7         9            40              1          20           2
    Realized gain distributions                     -              -        32            18              3          13          12
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------
        Net realized gain (loss)                   10              7        41            58              4          33          14
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

Change in unrealized appreciation                 121            161       298           219             15         119           -
                                          ------------   ------------  --------  ------------  -------------   ---------   ---------

        Net increase (decrease) in net
           assets from operations       $         108            165       328           264             14         134           8
                                          ============   ============  ========  ============  =============   =========   =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                                        American Century                    Dreyfus                     INVESCO
                                         ------------------------------------  ---------------------------------------  -----------

                                            VP                                                VIF            VIF
                                         Income &         VP           VP       Stock      Disciplined     Capital        VIF
                                          Growth     International    Value     Index        Stock       Appreciation   Dynamics
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
Income:
    Dividends                           $        -               -         -          -             -               1            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

Expenses:
    Mortality and expense risk                   -               -         -          -             -               -            -
    Administrative fee                           -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
        Total expenses                           -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
        Net investment income (loss)             -               -         -          -             -               1            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                     -               -         -          -             -               -            -
    Realized gain distributions                  -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------
        Net realized gain (loss)                 -               -         -          -             -               -            -
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

Change in unrealized appreciation                7               -         2          -             -               1            8
                                         ----------  --------------  --------  ---------   -----------   -------------  -----------

        Net increase (decrease) in net
           assets from operations       $        7               -         2          -             -               2            8
                                         ==========  ==============  ========  =========   ===========   =============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 1999
(In thousands of dollars)


                                           INVESCO                        PIMCO                            Scudder
                                          -----------  ----------------------------------------------   -------------

                                             VIF        High        Low       StocksPLUS      Total
                                             High       Yield     Duration     Growth &      Return
                                            Yield       Bond        Bond        Income        Bond      International     Total
                                          -----------  --------   ---------  -------------   --------   -------------  ------------
Income:
    Dividends                           $          -         -           -              -          -               -         13,562
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

Expenses:
    Mortality and expense risk                     -         -           -              -          -               -         24,965
    Administrative fee                             -         -           -              -          -               -          2,994
                                          -----------  --------   ---------  -------------   --------   -------------  -------------
        Total expenses                             -         -           -              -          -               -         27,959
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

        Net investment income (loss)               -         -           -              -          -               -        (14,397)
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

Net realized gain (loss) on investments:
    Realized gain (loss) on sale of fund
      shares                                       -         -           -              -          -               -        177,435
    Realized gain distributions                    -         -           -              -          -               -         50,395
                                          -----------  --------   ---------  -------------   --------   -------------  -------------
        Net realized gain (loss)                   -         -           -              -          -               -        227,830
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

Change in unrealized appreciation                  -         -           -              -          -              11         69,998
                                          -----------  --------   ---------  -------------   --------   -------------  -------------

        Net increase (decrease) in net
           assets from operations       $          -         -           -              -          -              11        283,431
                                          ===========  ========   =========  =============   ========   =============  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                  Cova
                                          ------------------------------------------------------------------------------------------
                                                                                               VKAC       Lord Abbett
                                                                                              Growth        Growth
                                           Quality       Money       High        Stock         and            and           Bond
                                            Income      Market       Yield       Index        Income        Income       Debenture
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $      1,392           5       1,315          546          315         (10,761)         896
      Net realized gain (loss)                  (520)          -        (955)      27,912       11,612           1,426        1,095
      Change in unrealized appreciation       (1,307)          -        (174)     (25,838)     (11,521)         84,856          825
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
        Net increase (decrease) from
           operations                           (435)          5         186        2,620          406          75,521        2,816
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------

Contract transactions:
    Cova payments                                  -           -           -            -            -               -            -
    Cova redemptions                               -           -           -            -            -               -            -
    Payments received from contract
      owners                                      (1)          -           2            5            -          23,054        7,755
    Transfers between sub-accounts
      (including fixed account), net         (38,617)     (7,850)    (28,915)     (99,953)     (51,639)        812,130       52,101
    Transfers for contract benefits and
      terminations                               (37)        (46)        (73)        (259)         (78)        (75,286)     (15,580)
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                      (38,655)     (7,896)    (28,986)    (100,207)     (51,717)        759,898       44,276
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------

        Net increase (decrease) in net
           assets                            (39,090)     (7,891)    (28,800)     (97,587)     (51,311)        835,419       47,092

Net assets at beginning of period             39,090       7,891      28,800       97,587       51,311               -      110,471
                                          -----------  ----------  ----------  -----------  -----------  --------------  -----------
Net assets at end of period             $          -           -           -            -            -         835,419      157,563
                                          ===========  ==========  ==========  ===========  ===========  ==============  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                   Cova
                                          --------------------------------------------------------------------------------------

                                                          Large                               Small        Large
                                          Developing       Cap       Mid-Cap      Quality      Cap          Cap        Select
                                            Growth      Research      Value        Bond       Stock        Stock       Equity
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $        (295)       (274)       (293)        (226)      (807)      (2,472)      (2,315)
      Net realized gain (loss)                     69           9          21          479        116        8,044       18,207
      Change in unrealized appreciation         6,712       5,533       1,266       (2,613)    29,693       20,021          404
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
        Net increase (decrease) from
           operations                           6,486       5,268         994       (2,360)    29,002       25,593       16,296
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------

Contract transactions:
    Cova payments                                   -           -           -            -          -            -            -
    Cova redemptions                                -           -           -            -          -            -            -
    Payments received from contract
      owners                                    2,941       3,671       3,226        6,217      2,616       15,231        8,929
    Transfers between sub-accounts
      (including fixed account), net            7,784      12,332       7,457       59,758      1,942      129,577       32,542
    Transfers for contract benefits and
      terminations                               (930)     (1,131)     (1,315)     (15,079)    (5,678)     (24,819)     (11,305)
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                         9,795      14,872       9,368       50,896     (1,120)     119,989       30,166
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------

        Net increase (decrease) in net
           assets                              16,281      20,140      10,362       48,536     27,882      145,582       46,462

Net assets at beginning of period              14,855      12,968      17,145       39,638     69,645       81,369      179,310
                                          ------------  ----------  ----------   ----------  ---------   ----------  -----------
Net assets at end of period             $      31,136      33,108      27,507       88,174     97,527      226,951      225,772
                                          ============  ==========  ==========   ==========  =========   ==========  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                    Cova
                                          -----------------------------------------------------------------------------------------
                                                                                               Growth         Riggs
                                                                        Small                    and           U.S.
                                          International                  Cap       Equity      Income       Government     Riggs
                                             Equity        Balanced     Equity     Income      Equity       Securities     Stock
                                          -------------   -----------  ---------  ----------  ----------   ------------  ----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (928)           75        (16)         23        (113)             (1)         -
      Net realized gain (loss)                   2,421           123         76         293         157               1          -
      Change in unrealized appreciation         24,455           138        (34)       (336)      1,557              (4)         4
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------
        Net increase (decrease) from
           operations                           25,948           336         26         (20)      1,601              (4)         4
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------

Contract transactions:
    Cova payments                                    -             -          -           -           -             404        201
    Cova redemptions                                 -             -          -           -           -            (201)      (100)
    Payments received from contract
      owners                                     2,505         1,362        175         940       1,970              93        114
    Transfers between sub-accounts
      (including fixed account), net             7,781         3,613     (1,487)      1,509       4,068               -          -
    Transfers for contract benefits and
      terminations                              (6,580)         (242)       (41)       (185)       (490)              -          -
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------
        Net increase (decrease) in net
           assets from contract
           transactions                          3,706         4,733     (1,353)      2,264       5,548             296        215
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------

        Net increase (decrease) in net
           assets                               29,654         5,069     (1,327)      2,244       7,149             292        219

Net assets at beginning of period               94,245         3,372      1,327       3,463       7,823               -          -
                                          -------------   -----------  ---------  ----------  ----------   -------------  ---------
Net assets at end of period             $      123,899         8,441          -       5,707      14,972             292        219
                                          =============   ===========  =========  ==========  ==========   =============  =========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                             GACC       Lord Abbett                              Russell
                                          -----------  --------------  ------------------------------------------------------------

                                                          Growth        Multi-                                             Real
                                            Money           and          Style     Aggressive                 Core        Estate
                                            Market        Income        Equity       Equity      Non-US       Bond      Securities
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $       (533)           (208)       (287)         (75)         74      1,041            18
      Net realized gain (loss)                   955         145,466       3,968           28         513        741             -
      Change in unrealized appreciation          984        (114,453)      2,497          661       4,373     (2,215)           (9)
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
        Net increase (decrease) from
           operations                          1,406          30,805       6,178          614       4,960       (433)            9
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------

Contract transactions:
    Cova payments                                  -               -           -            -           -          -             -
    Cova redemptions                               -               -           -            -           -          -             -
    Payments received from contract
      owners                                   3,455             672       9,850        1,630       3,213      3,169           282
    Transfers between sub-accounts
      (including fixed account), net          38,999        (699,900)     12,467        2,064       5,007      8,483           351
    Transfers for contract benefits and
      terminations                           (17,429)           (780)     (1,726)        (194)       (534)      (715)          (11)
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
        Net increase (decrease) in net
           assets from contract
           transactions                       25,025        (700,008)     20,591        3,500       7,686     10,937           622
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------

        Net increase (decrease) in net
           assets                             26,431        (669,203)     26,769        4,114      12,646     10,504           631

Net assets at beginning of period             16,464         669,203      29,559        5,343      10,316     17,050             -
                                          -----------  --------------  ----------  -----------  ----------  ---------   -----------
Net assets at end of period             $     42,895               -      56,328        9,457      22,962     27,554           631
                                          ===========  ==============  ==========  ===========  ==========  =========   ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                           AIM                            Alliance           Liberty   Goldman Sachs
                                          ----------------------------------------- ----------------------  ----------  -----------
                                                                                                             Newport
                                                                         V.I.                     Real        Tiger      Growth
                                                       V.I. Capital  International  Premier      Estate       Fund,       and
                                          V.I. Value   Appreciation     Equity      Growth     Investment   Variable     Income
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $       (171)           (76)           (14)     (317)          98          (2)         (10)
      Net realized gain (loss)                   571            308            799       337          (22)        170          (20)
      Change in unrealized appreciation        5,538          3,433            927     6,844         (237)         47          205
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
        Net increase (decrease) from
           operations                          5,938          3,665          1,712     6,864         (161)        215          175
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------

Contract transactions:
    Cova payments                                  -              -              -         -            -           -            -
    Cova redemptions                               -              -              -         -            -           -            -
    Payments received from contract
      owners                                  11,865          3,232            484    14,342        1,540         108          697
    Transfers between sub-accounts
      (including fixed account), net          19,423          6,441            419     9,396          754          11        1,182
    Transfers for contract benefits and
      terminations                            (1,470)          (370)           (98)   (1,017)        (108)         (7)        (296)
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                       29,818          9,303            805    22,721        2,186         112        1,583
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------

        Net increase (decrease) in net
           assets                             35,756         12,968          2,517    29,585        2,025         327        1,758

Net assets at beginning of period              6,816          2,160          2,325     9,748        1,529         295        4,634
                                          -----------  ------------- -------------- ---------  -----------  ----------  -----------
Net assets at end of period             $     42,572         15,128          4,842    39,333        3,554         622        6,392
                                          ===========  ============= ============== =========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                  Goldman Sachs                          Kemper                           MFS
                                          ------------------------   -------------------------------------------------  --------
                                                                      Kemper-
                                                                       Dreman      Small      Small
                                          International   Global     High Return    Cap        Cap        Government
                                             Equity       Income       Equity     Growth      Value       Securities     Bond
                                          -------------   --------   -----------  --------   ---------   -------------  --------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $           14          7            (1)      (18)        (17)             47         2
      Net realized gain (loss)                     375          2             1        37         (18)             (1)        -
      Change in unrealized appreciation            380        (14)          (21)      435         195             (57)       (7)
                                          -------------   --------   -----------  --------   ---------   -------------  --------
        Net increase (decrease) from
           operations                              769         (5)          (21)      454         160             (11)       (5)
                                          -------------   --------   -----------  --------   ---------   -------------  --------

Contract transactions:
    Cova payments                                    -          -             -         -           -               -         -
    Cova redemptions                                 -          -             -         -           -               -         -
    Payments received from contract
      owners                                       613         82            15       394       1,586             694         2
    Transfers between sub-accounts
      (including fixed account), net             1,010         57            82       114         641           1,039        48
    Transfers for contract benefits and
      terminations                                (118)        (5)            -       (95)       (130)            (59)        -
                                          -------------   --------   -----------  --------   ---------   -------------  --------
        Net increase (decrease) in net
           assets from contract
           transactions                          1,505        134            97       413       2,097           1,674        50
                                          -------------   --------   -----------  --------   ---------   -------------  --------

        Net increase (decrease) in net
           assets                                2,274        129            76       867       2,257           1,663        45

Net assets at beginning of period                1,287        203            97       893       2,145             630       174
                                          -------------   --------   -----------  --------   ---------   -------------  --------
Net assets at end of period             $        3,561        332           173     1,760       4,402           2,293       219
                                          =============   ========   ===========  ========   =========   =============  ========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                                                MFS                                 Oppenheimer
                                          ------------------------------------------------------------------------  -------------
                                                                                 F&C
                                                       Growth                 Emerging
                                                        with      Emerging     Markets     High         Global        Capital
                                          Research     Income      Growth      Equity     Income     Governments    Appreciation
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $      (125)      (139)        (196)         (4)      162               2            (46)
      Net realized gain (loss)                  113         62          139         (12)       (5)              -             96
      Change in unrealized appreciation       2,613        841       11,084         118       (24)             (4)         1,620
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
        Net increase (decrease) from
           operations                         2,601        764       11,027         102       133              (2)         1,670
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------

Contract transactions:
    Cova payments                                 -          -            -           -         -               -              -
    Cova redemptions                              -          -            -           -         -               -              -
    Payments received from contract
      owners                                  4,090      4,972        6,753           2     1,006               6          1,670
    Transfers between sub-accounts
      (including fixed account), net          4,495      5,267        4,232        (414)    1,344              52          3,178
    Transfers for contract benefits and
      terminations                             (486)      (588)        (621)        (22)     (116)             (1)          (244)
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                       8,099      9,651       10,364        (434)    2,234              57          4,604
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------

        Net increase (decrease) in net
           assets                            10,700     10,415       21,391        (332)    2,367              55          6,274

Net assets at beginning of period             5,658      7,016        7,142         481     2,158              22          1,189
                                          ----------  ---------   ----------  ----------  --------   -------------  -------------
Net assets at end of period             $    16,358     17,431       28,533         149     4,525              77          7,463
                                          ==========  =========   ==========  ==========  ========   =============  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                               Oppenheimer                               Putnam
                                          -----------------------------------------------  ------------------------------------
                                          Main Street
                                            Growth                                         VT Growth
                                               &           High                 Strategic     and         VT New
                                            Income        Income      Bond        Bond       Income       Value      VT Vista
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (48)         50        176          54          (49)         (9)         436
      Net realized gain (loss)                     53          (1)        21          (4)       1,201           2           22
      Change in unrealized appreciation           905         (25)      (412)         (3)      (1,651)        (28)       1,514
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
        Net increase (decrease) from
           operations                             910          24       (215)         47         (499)        (35)       1,972
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------

Contract transactions:
    Cova payments                                   -           -          -           -            -           -            -
    Cova redemptions                                -           -          -           -            -           -            -
    Payments received from contract
      owners                                    2,482         663      2,986         899        6,678         235        1,372
    Transfers between sub-accounts
      (including fixed account), net            1,575       1,015      3,843       1,188        8,212         121        1,943
    Transfers for contract benefits and
      terminations                               (239)        (55)      (306)        (74)        (819)        (69)        (225)
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                         3,818       1,623      6,523       2,013       14,071         287        3,090
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------

        Net increase (decrease) in net
           assets                               4,728       1,647      6,308       2,060       13,572         252        5,062

Net assets at beginning of period               2,941         777      4,234       1,095       12,699         441        1,785
                                          ------------   ---------  ---------   ---------  -----------   ---------  -----------
Net assets at end of period             $       7,669       2,424     10,542       3,155       26,271         693        6,847
                                          ============   =========  =========   =========  ===========   =========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                      Putnam                                     Templeton
                                          -----------------------------  ----------------------------------------------------------
                                                               VT
                                               VT         International           Franklin
                                          International       New                 Small Cap                            Developing
                                             Growth       Opportunities   Bond   Investments    Stock  International    Markets
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (168)            (15)      (2)           (3)     (2)          (15)           (16)
      Net realized gain (loss)                     464             250        -            12       2           384             68
      Change in unrealized appreciation          6,452             820       (3)          231      60           957            828
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
        Net increase (decrease) from
           operations                            6,748           1,055       (5)          240      60         1,326            880
                                          -------------   -------------  ------- -------------  ------ -------------  -------------

Contract transactions:
    Cova payments                                    -               -        -             -       -             -              -
    Cova redemptions                                 -               -        -             -       -             -              -
    Payments received from contract
      owners                                     4,990             423       36           164     131         3,225          1,189
    Transfers between sub-accounts
      (including fixed account), net             2,769             529      301           609     348         3,301            838
    Transfers for contract benefits and
      terminations                                (519)            (97)      (6)          (33)     (1)         (149)           (97)
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                          7,240             855      331           740     478         6,377          1,930
                                          -------------   -------------  ------- -------------  ------ -------------  -------------

        Net increase (decrease) in net
           assets                               13,988           1,910      326           980     538         7,703          2,810

Net assets at beginning of period                6,206             602        -             -       -         1,507            679
                                          -------------   -------------  ------- -------------  ------ -------------  -------------
Net assets at end of period             $       20,194           2,512      326           980     538         9,210          3,489
                                          =============   =============  ======= =============  ====== =============  =============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                    Templeton                                 Fidelity
                                          ---------------------------  ------------------------------------------------------------

                                            Mutual        Franklin                               VIP III       VIP III      VIP
                                            Shares         Growth        VIP       VIP II         Growth       Growth &   Equity-
                                          Investments    Investments   Growth    Contrafund    Opportunities    Income    Income
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         (23)            (3)      (11)          (13)            (5)        (18)        (6)
      Net realized gain (loss)                     10              7        41            58              4          33         14
      Change in unrealized appreciation           121            161       298           219             15         119          -
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
        Net increase (decrease) from
           operations                             108            165       328           264             14         134          8
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------

Contract transactions:
    Cova payments                                   -              -         -             -              -           -          -
    Cova redemptions                                -              -         -             -              -           -          -
    Payments received from contract
      owners                                      736            175       550           460            158         449        271
    Transfers between sub-accounts
      (including fixed account), net              796            792       952           773            469       1,156        731
    Transfers for contract benefits and
      terminations                                (80)          (113)      (88)          (81)           (24)       (109)       (38)
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
        Net increase (decrease) in net
           assets from contract
           transactions                         1,452            854     1,414         1,152            603       1,496        964
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------

        Net increase (decrease) in net
           assets                               1,560          1,019     1,742         1,416            617       1,630        972

Net assets at beginning of period               1,021              -        88           400            112         852        256
                                          ------------   ------------  --------  ------------  -------------   ---------  ---------
Net assets at end of period             $       2,581          1,019     1,830         1,816            729       2,482      1,228
                                          ============   ============  ========  ============  =============   =========  =========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                                    American Century                       Dreyfus                       INVESCO
                                         -----------------------------------  ---------------------------------------  -----------

                                            VP                                               VIF            VIF
                                         Income &         VP           VP      Stock     Disciplined      Capital          VIF
                                          Growth     International   Value     Index        Stock       Appreciation     Dynamics
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $        -               -        -         -               -              1            -
      Net realized gain (loss)                   -               -        -         -               -              -            -
      Change in unrealized appreciation          7               -        2         -               -              1            8
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
        Net increase (decrease) from
           operations                            7               -        2         -               -              2            8
                                         ----------  --------------  -------  --------  --------------  -------------  -----------

Contract transactions:
    Cova payments                                -               -        -         -               -              -            -
    Cova redemptions                             -               -        -         -               -              -            -
    Payments received from contract
      owners                                   269               2      169        14              10            220          172
    Transfers between sub-accounts
      (including fixed account), net             3               -        2         -               -              3            1
    Transfers for contract benefits and
      terminations                               -               -        -         -               -              -            -
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
        Net increase (decrease) in net
           assets from contract
           transactions                        272               2      171        14              10            223          173
                                         ----------  --------------  -------  --------  --------------  -------------  -----------

        Net increase (decrease) in net
           assets                              279               2      173        14              10            225          181

Net assets at beginning of period                -               -        -         -               -              -            -
                                         ----------  --------------  -------  --------  --------------  -------------  -----------
Net assets at end of period             $      279               2      173        14              10            225          181
                                         ==========  ==============  =======  ========  ==============  =============  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)


                                           INVESCO                      PIMCO                          Scudder
                                          ----------  --------------------------------------------   -------------

                                             VIF       High       Low       StocksPLUS     Total
                                            High       Yield    Duration     Growth &     Return
                                            Yield      Bond       Bond        Income       Bond      International     Total
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
Increase (decrease) in net assets
    from operations:
      Net investment income (loss)      $         -         -          -              -         -               -        (14,397)
      Net realized gain (loss)                    -         -          -              -         -               -        227,830
      Change in unrealized appreciation           -         -          -              -         -              11         69,998
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
        Net increase (decrease) from
           operations                             -         -          -              -         -              11        283,431
                                          ----------  --------  ---------  -------------  --------   -------------  -------------

Contract transactions:
    Cova payments                                 -         -          -              -         -               -            605
    Cova redemptions                              -         -          -              -         -               -           (301)
    Payments received from contract
      owners                                     56         -          -              9        71             156        186,649
    Transfers between sub-accounts
      (including fixed account), net              -         -          -              -         -               2        362,647
    Transfers for contract benefits and
      terminations                                -         -          -              -         -               -       (189,616)
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
        Net increase (decrease) in net
           assets from contract
           transactions                          56         -          -              9        71             158        359,984
                                          ----------  --------  ---------  -------------  --------   -------------  -------------

        Net increase (decrease) in net
           assets                                56         -          -              9        71             169        643,415

Net assets at beginning of period                 -         -          -              -         -               -      1,700,542
                                          ----------  --------  ---------  -------------  --------   -------------  -------------
Net assets at end of period             $        56         -          -              9        71             169      2,343,957
                                          ==========  ========  =========  =============  ========   =============  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                                Cova
                                           --------------------------------------------------------------------------------------
                                                                                             VKAC
                                                                                            Growth
                                           Quality       Money       High       Stock        and          Bond       Developing
                                            Income      Market      Yield       Index       Income     Debenture       Growth
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $     1,737          583        923        (803)       (390)        1,149            (99)
      Net realized gain (loss)                  455            -        135      21,907       7,127           899            (10)
      Change in unrealized appreciation           6            -       (668)        838         634         1,565            883
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
         Net increase (decrease) from
           operations                         2,198          583        390      21,942       7,371         3,613            774
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------

Contract transactions:
    Cova payments                                 -            -          -           -           -             -              -
    Cova redemptions                              -            -          -           -           -             -           (112)
    Payments received from contract
      owners                                     21            6         55          69          39        21,396          6,348
    Transfers between sub-accounts
      (including fixed account), net         (3,399)     (10,098)    (1,392)      3,960       1,244        38,789          6,481
    Transfers for contract benefits and
      terminations                           (8,833)      (4,210)    (3,514)    (17,021)     (3,490)       (4,147)          (201)
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
         Net increase (decrease) in net
           assets from contract
           transactions                     (12,211)     (14,302)    (4,851)    (12,992)     (2,207)       56,038         12,516
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------

         Net increase (decrease) in net
           assets                           (10,013)     (13,719)    (4,461)      8,950       5,164        59,651         13,290

Net assets at beginning of period            49,103       21,610     33,261      88,637      46,147        50,820          1,565
                                           ---------   ----------  ---------  ----------   ---------   -----------  -------------
Net assets at end of period             $    39,090        7,891     28,800      97,587      51,311       110,471         14,855
                                           =========   ==========  =========  ==========   =========   ===========  =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                                Cova
                                           --------------------------------------------------------------------------------------

                                            Large                               Small       Large
                                             Cap       Mid-Cap     Quality       Cap         Cap        Select      International
                                           Research     Value       Bond        Stock       Stock       Equity         Equity
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $       (66)       (109)        192        (791)       (530)      (1,491)            307
      Net realized gain (loss)                    5          (3)         36       2,068         412        8,442             328
      Change in unrealized appreciation       1,278         120       1,412      (6,177)     13,680       20,065           7,969
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
         Net increase (decrease) from
           operations                         1,217           8       1,640      (4,900)     13,562       27,016           8,604
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------

Contract transactions:
    Cova payments                                 -           -           -           -           -            -               -
    Cova redemptions                           (102)       (107)          -           -           -            -               -
    Payments received from contract
      owners                                  6,104       7,924       9,698       8,193      18,801       21,003           8,143
    Transfers between sub-accounts
      (including fixed account), net          4,750       7,602      14,372      15,607      29,039       38,783          18,076
    Transfers for contract benefits and
      terminations                             (234)       (317)     (2,058)     (2,424)     (2,022)      (4,555)         (2,949)
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
         Net increase (decrease) in net
           assets from contract
           transactions                      10,518      15,102      22,012      21,376      45,818       55,231          23,270
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------

         Net increase (decrease) in net
           assets                            11,735      15,110      23,652      16,476      59,380       82,247          31,874

Net assets at beginning of period             1,233       2,035      15,986      53,169      21,989       97,063          62,371
                                           ---------   ---------  ----------  ----------   ---------   ----------   -------------
Net assets at end of period             $    12,968      17,145      39,638      69,645      81,369      179,310          94,245
                                           =========   =========  ==========  ==========   =========   ==========   =============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                 Cova                    GACC       Lord Abbett     Russell
                                           -----------------------------------------   ----------  --------------  ----------
                                                                            Growth
                                                       Small                  and                     Growth        Multi-
                                                        Cap      Equity     Income       Money          and          Style
                                           Balanced   Equity     Income     Equity      Market        Income        Equity
                                           ---------  --------   --------   --------   ----------  --------------  ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        23       (10)        11        (30)        (161)          1,761        (129)
      Net realized gain (loss)                   40        11         80        167          436          33,820          40
      Change in unrealized appreciation         173        39         49        548          185          26,592       3,199
                                           ---------  --------   --------   --------   ----------  --------------  ----------
         Net increase (decrease) from
           operations                           236        40        140        685          460          62,173       3,110
                                           ---------  --------   --------   --------   ----------  --------------  ----------

Contract transactions:
    Cova payments                                 -         -          -          -            -               -           -
    Cova redemptions                              -         -          -          -            -               -           -
    Payments received from contract
      owners                                  1,408       442      1,820      3,014       35,352          55,721      21,870
    Transfers between sub-accounts
      (including fixed account), net          1,373       588        988      2,913      (19,753)        102,796       4,748
    Transfers for contract benefits and
      terminations                              (46)      (15)       (42)       (98)      (2,913)        (38,987)       (169)
                                           ---------  --------   --------   --------   ----------  --------------  ----------
         Net increase (decrease) in net
           assets from contract
           transactions                       2,735     1,015      2,766      5,829       12,686         119,530      26,449
                                           ---------  --------   --------   --------   ----------  --------------  ----------

         Net increase (decrease) in net
           assets                             2,971     1,055      2,906      6,514       13,146         181,703      29,559

Net assets at beginning of period               401       272        557      1,309        3,318         487,500           -
                                           ---------  --------   --------   --------   ----------  --------------  ----------
Net assets at end of period             $     3,372     1,327      3,463      7,823       16,464         669,203      29,559
                                           =========  ========   ========   ========   ==========  ==============  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                        Russell                                 AIM                        Alliance
                                           ----------------------------------  -----------------------------------------   ---------

                                                                                                               V.I.
                                           Aggressive                 Core                 V.I. Capital    International   Premier
                                             Equity      Non-US       Bond     V.I. Value  Appreciation       Equity        Growth
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $         (31)       (54)        178          (8)            (11)            (1)        (45)
      Net realized gain (loss)                    (18)         5           7         250              50             (3)         (4)
      Change in unrealized appreciation            75        412         268         668             164             81       1,522
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
         Net increase (decrease) from
           operations                              26        363         453         910             203             77       1,473
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------

Contract transactions:
    Cova payments                                   -          -           -           -               -              -           -
    Cova redemptions                                -          -           -           -               -              -           -
    Payments received from contract
      owners                                    4,296      8,107      13,098       4,061           1,431          1,648       6,485
    Transfers between sub-accounts
      (including fixed account), net            1,041      1,920       3,732       2,030             609            609       1,828
    Transfers for contract benefits and
      terminations                                (20)       (74)       (233)       (185)            (83)            (9)        (38)
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
         Net increase (decrease) in net
           assets from contract
           transactions                         5,317      9,953      16,597       5,906           1,957          2,248       8,275
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------

         Net increase (decrease) in net
           assets                               5,343     10,316      17,050       6,816           2,160          2,325       9,748

Net assets at beginning of period                   -          -           -           -               -              -           -
                                           -----------  ---------   ---------  ----------  --------------  -------------   ---------
Net assets at end of period             $       5,343     10,316      17,050       6,816           2,160          2,325       9,748
                                           ===========  =========   =========  ==========  ==============  =============   =========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                            Alliance     Liberty                Goldman Sachs                       Kemper
                                           -----------  ----------  ------------------------------------  --------------------------
                                                         Newport                                             Kemper
                                              Real        Tiger      Growth                                  Dreman         Small
                                             Estate       Fund,       and      International    Global     High Return       Cap
                                           Investment   Variable     Income       Equity        Income       Equity        Growth
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $           1           4         12             (7)          6               -          (5)
      Net realized gain (loss)                      3         (30)       (12)            10           3               -          (3)
      Change in unrealized appreciation          (170)         54       (207)            56          (1)              1         107
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
         Net increase (decrease) from
           operations                            (166)         28       (207)            59           8               1          99
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------

Contract transactions:
    Cova payments                                   -           -          -              -           -               -           -
    Cova redemptions                                -           -          -              -           -               -           -
    Payments received from contract
      owners                                    1,193         159      3,067            979         125               -         630
    Transfers between sub-accounts
      (including fixed account), net              514         108      1,826            255          84              96         162
    Transfers for contract benefits and
      terminations                                (12)          -        (52)            (6)        (14)              -           2
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
         Net increase (decrease) in net
           assets from contract
           transactions                         1,695         267      4,841          1,228         195              96         794
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------

         Net increase (decrease) in net
           assets                               1,529         295      4,634          1,287         203              97         893

Net assets at beginning of period                   -           -          -              -           -               -           -
                                           -----------  ----------  ---------  -------------   ---------  --------------  ----------
Net assets at end of period             $       1,529         295      4,634          1,287         203              97         893
                                           ===========  ==========  =========  =============   =========  ==============  ==========

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                  Kemper                                    MFS
                                           -----------------------  --------------------------------------------------------
                                                                                                                    F&C
                                            Small                                         Growth                  Emerging
                                             Cap      Government                           with     Emerging      Markets
                                            Value     Securities     Bond    Research     Income     Growth        Equity
                                           --------   ------------  -------  ----------   --------  ----------   -----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $      (13)             -        -         (28)       (38)        (37)            3
      Net realized gain (loss)                   8              -        -          16          -          (2)          (97)
      Change in unrealized appreciation       (155)             9        1         481        574         985           (94)
                                           --------   ------------  -------  ----------   --------  ----------   -----------
         Net increase (decrease) from
           operations                         (160)             9        1         469        536         946          (188)
                                           --------   ------------  -------  ----------   --------  ----------   -----------

Contract transactions:
    Cova payments                                -              -        -           -          -           -             -
    Cova redemptions                             -              -        -           -          -           -             -
    Payments received from contract
      owners                                 1,656            503        3       3,760      4,624       5,018           421
    Transfers between sub-accounts
      (including fixed account), net           670            120      170       1,530      1,901       1,216           252
    Transfers for contract benefits and
      terminations                             (21)            (2)       -        (101)       (45)        (38)           (4)
                                           --------   ------------  -------  ----------   --------  ----------   -----------
         Net increase (decrease) in net
           assets from contract
           transactions                      2,305            621      173       5,189      6,480       6,196           669
                                           --------   ------------  -------  ----------   --------  ----------   -----------

         Net increase (decrease) in net
           assets                            2,145            630      174       5,658      7,016       7,142           481

Net assets at beginning of period                -              -        -           -          -           -             -
                                           --------   ------------  -------  ----------   --------  ----------   -----------
Net assets at end of period             $    2,145            630      174       5,658      7,016       7,142           481
                                           ========   ============  =======  ==========   ========  ==========   ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                     MFS                                    Oppenheimer
                                           ------------------------  ------------------------------------------------------------
                                                                                     Main Street
                                                                                       Growth
                                            High         Global         Capital          &          High                Strategic
                                           Income     Governments    Appreciation      Income      Income      Bond       Bond
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $        5               -              (6)         (19)        (1)       (19)        (3)
      Net realized gain (loss)                   3               -               7            2          3          5          2
      Change in unrealized appreciation        (34)              1             134          (28)       (15)        95          3
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
         Net increase (decrease) from
           operations                          (26)              1             135          (45)       (13)        81          2
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------

Contract transactions:
    Cova payments                                -               -               -            -          -          -          -
    Cova redemptions                             -               -               -            -          -          -          -
    Payments received from contract
      owners                                 1,634               4             838        2,140        517      3,298        725
    Transfers between sub-accounts
      (including fixed account), net           570              17             220          859        281        889        371
    Transfers for contract benefits and
      terminations                             (20)              -              (4)         (13)        (8)       (34)        (3)
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
         Net increase (decrease) in net
           assets from contract
           transactions                      2,184              21           1,054        2,986        790      4,153      1,093
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------

         Net increase (decrease) in net
           assets                            2,158              22           1,189        2,941        777      4,234      1,095

Net assets at beginning of period                -               -               -            -          -          -          -
                                           --------   -------------  --------------  -----------  ---------  ---------  ---------
Net assets at end of period             $    2,158              22           1,189        2,941        777      4,234      1,095
                                           ========   =============  ==============  ===========  =========  =========  =========


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                                                 Putnam                                         Templeton
                                       ---------------------------------------------------------------  ---------------------------
                                                                                              VT
                                       VT Growth                               VT        International
                                          and        VT New                International      New                       Developing
                                         Income      Value     VT Vista       Growth      Opportunities  International    Markets
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)      $       (46)        2          (9)           (17)            (4)            (6)           (3)
    Net realized gain (loss)                  192         2          (1)           (39)            24              8            (4)
    Change in unrealized appreciation         660         6         173            353             40             48            44
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
       Net increase (decrease) from
         operations                           806        10         163            297             60             50            37
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------

Contract transactions:
  Cova payments                                 -         -           -              -              -              -             -
  Cova redemptions                              -         -           -              -              -              -             -
  Payments received from contract
    owners                                  8,705       173       1,241          4,444            423          1,261           509
  Transfers between sub-accounts
    (including fixed account), net          3,257       259         385          1,511            127            201           139
  Transfers for contract benefits and
    terminations                              (69)       (1)         (4)           (46)            (8)            (5)           (6)
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                      11,893       431       1,622          5,909            542          1,457           642
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------

       Net increase (decrease) in net
         assets                            12,699       441       1,785          6,206            602          1,507           679

Net assets at beginning of period               -         -           -              -              -              -             -
                                       -----------  --------  ----------  -------------  -------------  -------------  ------------
Net assets at end of period           $    12,699       441       1,785          6,206            602          1,507           679
                                       ===========  ========  ==========  =============  =============  =============  ============


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1998
(In thousands of dollars)


                                             Templeton                              Fidelity
                                           -------------  ------------------------------------------------------------

                                              Mutual                                 VIP III       VIP III      VIP
                                              Shares        VIP        VIP II         Growth      Growth &    Equity-
                                           Investments     Growth    Contrafund    Opportunities   Income      Income       Total
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
Increase (decrease) in net assets from
    operations:
      Net investment income (loss)      $            (5)         -           (2)              -          (5)        (1)       1,864
      Net realized gain (loss)                        -         (3)          (2)             (2)         (5)        (3)      76,767
      Change in unrealized appreciation              32         12           48              13          94         17       78,917
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
         Net increase (decrease) from
           operations                                27          9           44              11          84         13      157,548
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------

Contract transactions:
    Cova payments                                     -          -            -               -           -          -            -
    Cova redemptions                                  -          -            -               -           -          -         (321)
    Payments received from contract
      owners                                        584         86          330             114         435        195      316,347
    Transfers between sub-accounts
      (including fixed account), net                415         (5)          24             (13)        333         51      288,031
    Transfers for contract benefits and
      terminations                                   (5)        (2)           2               -           -         (3)     (99,409)
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
         Net increase (decrease) in net
           assets from contract
           transactions                             994         79          356             101         768        243      504,648
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------

         Net increase (decrease) in net
           assets                                 1,021         88          400             112         852        256      662,196

Net assets at beginning of period                     -          -            -               -           -          -    1,038,346
                                           -------------  ---------  -----------   -------------  ----------  ---------  -----------
Net assets at end of period             $         1,021         88          400             112         852        256    1,700,542
                                           =============  =========  ===========   =============  ==========  =========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(1)    ORGANIZATION
       Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFSLIC.

       The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by CFSLIC.

            Cova Series Trust (Cova)                                             15 portfolios
            General American Capital Company (GACC)                               1 portfolio
            Lord Abbett Series Fund, Inc. (Lord Abbett)                           1 portfolio
            Russell Insurance Funds (Russell)                                     5 portfolios
            AIM Variable Insurance Funds, Inc. (AIM)                              3 portfolios
            Alliance Variable Products Series Fund, Inc. (Alliance)               2 portfolios
            Liberty Variable Investment Trust (Liberty)                           1 portfolio
            Goldman Sachs Variable Insurance Trust (Goldman Sachs)                3 portfolios
            Kemper Variable Series (Kemper)                                       4 portfolios
            MFS Variable Insurance Trust (MFS)                                    7 portfolios
            Oppenheimer Variable Account Funds (Oppenheimer)                      5 portfolios
            Putnam Variable Trust (Putnam)                                        5 portfolios
            Templeton Variable Products Series Fund (Templeton)                   7 portfolios
            Variable Insurance Products Fund, Fund II and Fund III (Fidelity)     5 portfolios
            American Century Variable Portfolios, Inc. (American Century)         3 portfolios
            Dreyfus Stock Index Fund (Dreyfus)                                    1 portfolio
            Dreyfus Variable Investment Fund (Dreyfus)                            2 portfolios
            INVESCO Variable Investment Funds, Inc.                               2 portfolios
            PIMCO Variable Insurance Trust                                        4 portfolios
            Scudder Variable Life Investment Fund                                 1 portfolio

       The following sub-accounts commenced operations in 1999:
            Cova Lord Abbett Growth and Income           January 8, 1999
            Cova Riggs U.S. Government Securities        August 5, 1999
            Cova Riggs Stock                             August 5, 1999
            Russell Real Estate Securities               July 1, 1999
            Templeton Bond                               March 1, 1999
            Franklin Small Cap Investments               March 1, 1999
            Templeton Stock                              January 19, 1999
            Franklin Growth Investments                  March 1, 1999
            American Century VP Income & Growth          November 19, 1999
            American Century VP International            November 19, 1999
            American Century VP Value                    November 19, 1999
            Dreyfus Stock Index                          November 19, 1999
            Dreyfus VIF Disciplined Stock                November 19, 1999
            Dreyfus VIF Capital Appreciation             November 19, 1999
            INVESCO Dynamics                             November 19, 1999
            INVESCO High Yield                           November 19, 1999
            PIMCO High Yield Bond                        November 19, 1999
            PIMCO Low Duration Bond                      November 19, 1999
            PIMCO StocksPLUS Growth & Income             November 19, 1999
            PIMCO Total Return Bond                      November 19, 1999
            Scudder International                        November 19, 1999

       The Cova Riggs U.S. Government Securities and Stock sub-accounts were not available for investment until November 2, 1999.

       The following sub-accounts ceased operations in 1999:
            Lord Abbett Growth and Income                January 8, 1999
            Cova Quality Income                          January 8, 1999
            Cova Money Market                            January 8, 1999
            Cova High Yield                              January 8, 1999
            Cova Stock Index                             January 8, 1999
            Cova VKAC Growth and Income                  January 8, 1999
            Cova Small Cap Equity                        October 8, 1999

       On August 26, 1999, CFSLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

(2)    SIGNIFICANT ACCOUNTING POLICIES
       (A)  INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

       (B)  REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.


       (C)  FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

       (D)  ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFSLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFSLIC.

(3)    SEPARATE ACCOUNT EXPENSES
       CFSLIC deducts a daily charge from the net assets of each Separate Account sub-account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. The mortality risks assumed by CFSLIC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.


(4)    CONTRACT FEES
       There are no deductions made from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 1999, surrender fees of $1.8 million were deducted from the Separate Account.

       An annual contract maintenance fee of $30 is imposed on all variable annuity contracts with contract values less than $50,000 on their anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among the available sub-accounts and the fixed rate account. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred, may be deducted from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee.

       During the year ended December 31, 1999, contract maintenance and transfer fees of $639 thousand were deducted from the Separate Account.

       Currently, CFSLIC advances any premium taxes due at the time purchase payments are made and then deducts premium taxes at the time annuity payments begin. CFSLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(5)   COST BASIS OF INVESTMENTS
      The cost basis of each sub-account's investment (in thousands of dollars) at December 31, 1999 follows:


      Cova Lord Abbett Growth and Income        $ 750,563          MFS/Foreign & Colonial Emerging Markets Equity         $ 125
      Cova Bond Debenture                         153,215          MFS High Income                                        4,583
      Cova Developing Growth                       23,534          MFS Global Governments                                    80
      Cova Large Cap Research                      26,291          Oppenheimer Capital Appreciation                       5,709
      Cova Mid-Cap Value                           26,081          Oppenheimer Main Street Growth & Income                6,792
      Cova Quality Bond                            89,189          Oppenheimer High Income                                2,464
      Cova Small Cap Stock                         67,488          Oppenheimer Bond                                      10,859
      Cova Large Cap Stock                        190,395          Oppenheimer Strategic Bond                             3,155
      Cova Select Equity                          191,783          Putnam VT Growth and Income                           27,262
      Cova International Equity                    90,166          Putnam VT New Value                                      715
      Cova Balanced                                 8,130          Putnam VT Vista                                        5,160
      Cova Equity Income                            5,973          Putnam VT International Growth                        13,389
      Cova Growth and Income Equity                12,849          Putnam VT International New Opportunities              1,652
      Cova Riggs Stock                                296          Templeton Bond                                           329
      Cova Riggs U.S. Government Securities           215          Franklin Small Cap Investments                           749
      GACC Money Market                            41,680          Templeton Stock                                          478
      Russell Multi-Style Equity                   50,632          Templeton International                                8,205
      Russell Aggressive Equity                     8,721          Templeton Developing Markets                           2,617
      Russell Non-US                               18,177          Templeton Mutual Shares Investments                    2,428
      Russell Core Bond                            29,501          Franklin Growth Investments                              858
      Russell Real Estate Securities                  640          Fidelity VIP Growth                                    1,520
      AIM V.I. Value                               36,366          Fidelity VIP II Contrafund                             1,549
      AIM V.I. Capital Appreciation                11,531          Fidelity VIP III Growth Opportunities                    701
      AIM V.I. International Equity                 3,834          Fidelity VIP III Growth & Income                       2,269
      Alliance Premier Growth                      30,967          Fidelity VIP Equity-Income                             1,211
      Alliance Real Estate Investment               3,961          American Century VP Income & Growth                      272
      Liberty Newport Tiger Fund, Variable            521          American Century VP International                          2
      Goldman Sachs Growth and Income               6,394          American Century VP Value                                171
      Goldman Sachs International Equity            3,125          Dreyfus Stock Index                                       14
      Goldman Sachs Global Income                     347          Dreyfus VIF Disciplined Stock                             10
      Kemper-Dreman High Return Equity                193          Dreyfus VIF Capital Appreciation                         224
      Kemper Small Cap Growth                       1,218          INVESCO Dynamics                                         173
      Kemper Small Cap Value                        4,362          INVESCO High Yield                                        56
      Kemper Government Securities                  2,341          PIMCO High Yield Bond                                      -
      MFS Bond                                        225          PIMCO Low Duration Bond                                    -
      MFS Research                                 13,264          PIMCO StocksPLUS Growth & Income                           9
      MFS Growth with Income                       16,016          PIMCO Total Return Bond                                   71
      MFS Emerging Growth                          16,464          Scudder International                                    158
                                                                                                                  --------------
                                                                                                                    $ 2,042,667
                                                                                                                  ==============


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                                                        Accumulation Unit Value
                                                       Commenced        -------------------------------------------------------
                                                      Operations         12/31/99      12/31/98       12/31/97      12/31/96
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99     $   39.456928             -             -              -
       Cova Bond Debenture                                 5/1/96         13.765381     13.496500     12.881792      11.294930
       Cova Developing Growth                             8/20/97         14.452868     11.067854     10.527554              -
       Cova Large Cap Research                            8/20/97         14.635627     11.825550      9.899560              -
       Cova Mid-Cap Value                                 8/20/97         10.875538     10.437949     10.467957              -
       Cova Quality Bond                                   5/1/96         11.567155     11.914489     11.155126      10.368764
       Cova Small Cap Stock                                5/1/96         17.932441     12.582860     13.491466      11.308419
       Cova Large Cap Stock                                5/1/96         22.548941     19.428499     14.889462      11.334979
       Cova Select Equity                                  5/1/96         18.384654     16.987204     14.053502      10.838053
       Cova International Equity                           5/1/96         16.333906     12.889315     11.462435      10.967004
       Cova Balanced                                       7/1/97         12.432529     11.767845     10.531920              -
       Cova Equity Income                                  7/1/97         12.202725     12.068849     11.194166              -
       Cova Growth and Income Equity                       7/1/97         13.966013     12.188331     10.756082              -
       Cova Riggs Stock                                    8/5/99         10.239524             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99          9.995395             -             -              -
       GACC Money Market                                   6/3/96         11.525358     11.109943     10.667011      10.233546
       Russell Multi-Style Equity                        12/31/97         14.667724     12.694810     10.000000              -
       Russell Aggressive Equity                         12/31/97         10.422234      9.963254     10.000000              -
       Russell Non-US                                    12/31/97         14.652149     11.142092     10.000000              -
       Russell Core Bond                                 12/31/97         10.380043     10.591175     10.000000              -
       Russell Real Estate Securities                      7/1/99          9.388124             -             -              -
       AIM V.I. Value                                    12/31/97         16.729131     13.060203     10.000000              -
       AIM V.I. Capital Appreciation                     12/31/97         16.785351     11.770729     10.000000              -
       AIM V.I. International Equity                     12/31/97         17.416663     11.391449     10.000000              -
       Alliance Premier Growth                           12/31/97         19.043436     14.595485     10.000000              -
       Alliance Real Estate Investment                   12/31/97          7.474763      7.988435     10.000000              -
       Liberty Newport Tiger Fund, Variable              12/31/97         15.290670      9.228765     10.000000              -
       Goldman Sachs Growth and Income                    1/29/98         10.299328      9.908613             -              -
       Goldman Sachs International Equity                 1/29/98         14.826563     11.402925             -              -
       Goldman Sachs Global Income                        1/29/98         10.524196     10.781765             -              -
       Kemper-Dreman High Return Equity                   5/15/98          9.187195     10.487302             -              -
       Kemper Small Cap Growth                           12/31/97         15.493396     11.676086     10.000000              -
       Kemper Small Cap Value                            12/31/97          8.872647      8.753222     10.000000              -
       Kemper Government Securities                      12/31/97         10.480981     10.556498     10.000000              -
       MFS Bond                                           5/15/98         10.184471     10.491811             -              -
       MFS Research                                      12/31/97         14.890281     12.172796     10.000000              -
       MFS Growth with Income                            12/31/97         12.695264     12.066568     10.000000              -
       MFS Emerging Growth                               12/31/97         23.059667     13.233235     10.000000              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97          8.954559      6.571830     10.000000              -
       MFS High Income                                   12/31/97         10.334082      9.845193     10.000000              -
       MFS Global Governments                            12/31/97         10.258675     10.669943     10.000000              -
       Oppenheimer Capital Appreciation                  12/31/97         17.087450     12.232731     10.000000              -
       Oppenheimer Main Street Growth & Income           12/31/97         12.393263     10.326519     10.000000              -
       Oppenheimer High Income                           12/31/97         10.174699      9.893828     10.000000              -
       Oppenheimer Bond                                  12/31/97         10.228856     10.533011     10.000000              -
       Oppenheimer Strategic Bond                        12/31/97         10.293168     10.151332     10.000000              -
       Putnam VT Growth and Income                       12/31/97         11.402482     11.382650     10.000000              -
       Putnam VT New Value                               12/31/97         10.365439     10.483517     10.000000              -
       Putnam VT Vista                                   12/31/97         17.769589     11.785702     10.000000              -
       Putnam VT International Growth                    12/31/97         18.486388     11.707003     10.000000              -
       Putnam VT International New Opportunities         12/31/97         22.820083     11.402252     10.000000              -
       Templeton Bond                                      3/1/99          9.681884             -             -              -
       Franklin Small Cap Investments                      3/1/99         17.679923             -             -              -
       Templeton Stock                                    1/19/99         12.557918             -             -              -
       Templeton International                             5/1/98         11.147003      9.144522             -              -
       Templeton Developing Markets                        5/1/98         11.457935      7.552448             -              -
       Templeton Mutual Shares Investments                 5/1/98         10.413095      9.630622             -              -
       Franklin Growth Investments                         3/1/99         14.665449             -             -              -
       Fidelity VIP Growth                                2/17/98         17.723853     13.077878             -              -
       Fidelity VIP II Contrafund                         2/17/98         15.140886     12.357373             -              -
       Fidelity VIP III Growth Opportunities              2/17/98         12.073401     11.742360             -              -
       Fidelity VIP III Growth & Income                   2/17/98         13.135609     12.202502             -              -
       Fidelity VIP Equity-Income                         2/17/98         11.141767     10.626607             -              -
       American Century VP Income & Growth               11/19/99         10.320209             -             -              -
       American Century VP International                 11/19/99         12.514968             -             -              -
       American Century VP Value                         11/19/99          9.582238             -             -              -
       Dreyfus Stock Index                               11/19/99         10.321607             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99         10.300470             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99         10.118366             -             -              -
       INVESCO Dynamics                                  11/19/99         11.142628             -             -              -
       INVESCO High Yield                                11/19/99         10.117511             -             -              -
       PIMCO High Yield Bond                             11/19/99         10.078000             -             -              -
       PIMCO Low Duration Bond                           11/19/99          9.969000             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99         10.306817             -             -              -
       PIMCO Total Return Bond                           11/19/99          9.875011             -             -              -
       Scudder International                             11/19/99         11.631204             -             -              -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(6)    UNIT FAIR VALUE
       A summary of accumulation unit values, net assets, total return and expense ratios for each sub-account follows:

                                                                                         Net Assets (in thousands)
                                                      Commenced         -------------------------------------------------------
                                                      Operations         12/31/99      12/31/98       12/31/97      12/31/96
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99     $     835,419             -             -              -
       Cova Bond Debenture                                 5/1/96           157,563       110,471        50,820          7,451
       Cova Developing Growth                             8/20/97            31,136        14,855         1,565              -
       Cova Large Cap Research                            8/20/97            33,108        12,968         1,233              -
       Cova Mid-Cap Value                                 8/20/97            27,507        17,145         2,035              -
       Cova Quality Bond                                   5/1/96            88,174        39,638        15,986          5,276
       Cova Small Cap Stock                                5/1/96            97,527        69,645        53,169         13,993
       Cova Large Cap Stock                                5/1/96           226,951        81,369        21,989         15,751
       Cova Select Equity                                  5/1/96           225,772       179,310        97,063         22,159
       Cova International Equity                           5/1/96           123,899        94,245        62,371         14,333
       Cova Balanced                                       7/1/97             8,441         3,372           401              -
       Cova Equity Income                                  7/1/97             5,707         3,463           557              -
       Cova Growth and Income Equity                       7/1/97            14,972         7,823         1,309              -
       Cova Riggs Stock                                    8/5/99               219             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99               292             -             -              -
       GACC Money Market                                   6/3/96            42,895        16,464         3,318              -
       Russell Multi-Style Equity                        12/31/97            56,328        29,559             -              -
       Russell Aggressive Equity                         12/31/97             9,457         5,343             -              -
       Russell Non-US                                    12/31/97            22,962        10,316             -              -
       Russell Core Bond                                 12/31/97            27,554        17,050             -              -
       Russell Real Estate Securities                      7/1/99               631             -             -              -
       AIM V.I. Value                                    12/31/97            42,572         6,816             -              -
       AIM V.I. Capital Appreciation                     12/31/97            15,128         2,160             -              -
       AIM V.I. International Equity                     12/31/97             4,842         2,325             -              -
       Alliance Premier Growth                           12/31/97            39,333         9,748             -              -
       Alliance Real Estate Investment                   12/31/97             3,554         1,529             -              -
       Liberty Newport Tiger Fund, Variable              12/31/97               622           295             -              -
       Goldman Sachs Growth and Income                    1/29/98             6,392         4,634             -              -
       Goldman Sachs International Equity                 1/29/98             3,561         1,287             -              -
       Goldman Sachs Global Income                        1/29/98               332           203             -              -
       Kemper-Dreman High Return Equity                   5/15/98               173            97             -              -
       Kemper Small Cap Growth                           12/31/97             1,760           893             -              -
       Kemper Small Cap Value                            12/31/97             4,402         2,145             -              -
       Kemper Government Securities                      12/31/97             2,293           630             -              -
       MFS Bond                                           5/15/98               219           174             -              -
       MFS Research                                      12/31/97            16,358         5,658             -              -
       MFS Growth with Income                            12/31/97            17,431         7,016             -              -
       MFS Emerging Growth                               12/31/97            28,533         7,142             -              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97               149           481             -              -
       MFS High Income                                   12/31/97             4,525         2,158             -              -
       MFS Global Governments                            12/31/97                77            22             -              -
       Oppenheimer Capital Appreciation                  12/31/97             7,463         1,189             -              -
       Oppenheimer Main Street Growth & Income           12/31/97             7,669         2,941             -              -
       Oppenheimer High Income                           12/31/97             2,424           777             -              -
       Oppenheimer Bond                                  12/31/97            10,542         4,234             -              -
       Oppenheimer Strategic Bond                        12/31/97             3,155         1,095             -              -
       Putnam VT Growth and Income                       12/31/97            26,271        12,699             -              -
       Putnam VT New Value                               12/31/97               693           441             -              -
       Putnam VT Vista                                   12/31/97             6,847         1,785             -              -
       Putnam VT International Growth                    12/31/97            20,194         6,206             -              -
       Putnam VT International New Opportunities         12/31/97             2,512           602             -              -
       Templeton Bond                                      3/1/99               326             -             -              -
       Franklin Small Cap Investments                      3/1/99               980             -             -              -
       Templeton Stock                                    1/19/99               538             -             -              -
       Templeton International                             5/1/98             9,210         1,507             -              -
       Templeton Developing Markets                        5/1/98             3,489           679             -              -
       Templeton Mutual Shares Investments                 5/1/98             2,581         1,021             -              -
       Franklin Growth Investments                         3/1/99             1,019             -             -              -
       Fidelity VIP Growth                                2/17/98             1,830            88             -              -
       Fidelity VIP II Contrafund                         2/17/98             1,816           400             -              -
       Fidelity VIP III Growth Opportunities              2/17/98               729           112             -              -
       Fidelity VIP III Growth & Income                   2/17/98             2,482           852             -              -
       Fidelity VIP Equity-Income                         2/17/98             1,228           256             -              -
       American Century VP Income & Growth               11/19/99               279             -             -              -
       American Century VP International                 11/19/99                 2             -             -              -
       American Century VP Value                         11/19/99               173             -             -              -
       Dreyfus Stock Index                               11/19/99                14             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99                10             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99               225             -             -              -
       INVESCO Dynamics                                  11/19/99               181             -             -              -
       INVESCO High Yield                                11/19/99                56             -             -              -
       PIMCO High Yield Bond                             11/19/99                 -             -             -              -
       PIMCO Low Duration Bond                           11/19/99                 -             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99                 9             -             -              -
       PIMCO Total Return Bond                           11/19/99                71             -             -              -
       Scudder International                             11/19/99               169             -             -              -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                                                             Total Return*
                                                      Commenced         -------------------------------------------------------
                                                      Operations           1999          1998           1997          1996
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99             9.90%             -             -              -
       Cova Bond Debenture                                 5/1/96             1.99%         4.77%        14.05%         11.86%
       Cova Developing Growth                             8/20/97            30.58%         5.13%         5.28%              -
       Cova Large Cap Research                            8/20/97            23.76%        19.46%        -1.00%              -
       Cova Mid-Cap Value                                 8/20/97             4.19%        -0.29%         4.68%              -
       Cova Quality Bond                                   5/1/96            -2.92%         6.81%         7.58%          4.76%
       Cova Small Cap Stock                                5/1/96            42.52%        -6.74%        19.31%          7.57%
       Cova Large Cap Stock                                5/1/96            16.06%        30.49%        31.36%         13.32%
       Cova Select Equity                                  5/1/96             8.23%        20.88%        29.67%          7.48%
       Cova International Equity                           5/1/96            26.72%        12.45%         4.52%          7.36%
       Cova Balanced                                       7/1/97             5.65%        11.74%         5.32%              -
       Cova Equity Income                                  7/1/97             1.11%         7.81%        11.94%              -
       Cova Growth and Income Equity                       7/1/97            14.59%        13.32%         7.56%              -
       Cova Riggs Stock                                    8/5/99            -1.34%             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99             1.56%             -             -              -
       GACC Money Market                                   6/3/96             3.74%         4.15%         4.24%          2.34%
       Russell Multi-Style Equity                        12/31/97            15.54%        26.95%             -              -
       Russell Aggressive Equity                         12/31/97             4.61%        -0.37%             -              -
       Russell Non-US                                    12/31/97            31.50%        11.42%             -              -
       Russell Core Bond                                 12/31/97            -1.99%         5.91%             -              -
       Russell Real Estate Securities                      7/1/99            -6.12%             -             -              -
       AIM V.I. Value                                    12/31/97            28.09%        30.60%             -              -
       AIM V.I. Capital Appreciation                     12/31/97            42.60%        17.71%             -              -
       AIM V.I. International Equity                     12/31/97            52.89%        13.91%             -              -
       Alliance Premier Growth                           12/31/97            30.48%        45.96%             -              -
       Alliance Real Estate Investment                   12/31/97            -6.43%       -20.12%             -              -
       Liberty Newport Tiger Fund, Variable              12/31/97            65.69%        -7.71%             -              -
       Goldman Sachs Growth and Income                    1/29/98             3.94%        -0.91%             -              -
       Goldman Sachs International Equity                 1/29/98            30.02%        14.03%             -              -
       Goldman Sachs Global Income                        1/29/98            -2.39%         7.82%             -              -
       Kemper-Dreman High Return Equity                   5/15/98           -12.40%         4.87%             -              -
       Kemper Small Cap Growth                           12/31/97            32.69%        16.76%             -              -
       Kemper Small Cap Value                            12/31/97             1.36%       -12.47%             -              -
       Kemper Government Securities                      12/31/97            -0.71%         5.57%             -              -
       MFS Bond                                           5/15/98            -2.93%         4.92%             -              -
       MFS Research                                      12/31/97            22.32%        21.73%             -              -
       MFS Growth with Income                            12/31/97             5.21%        20.67%             -              -
       MFS Emerging Growth                               12/31/97            74.26%        32.33%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97            36.26%       -34.28%             -              -
       MFS High Income                                   12/31/97             4.97%        -1.55%             -              -
       MFS Global Governments                            12/31/97            -3.85%         6.70%             -              -
       Oppenheimer Capital Appreciation                  12/31/97            39.69%        22.33%             -              -
       Oppenheimer Main Street Growth & Income           12/31/97            20.01%         3.27%             -              -
       Oppenheimer High Income                           12/31/97             2.84%        -1.06%             -              -
       Oppenheimer Bond                                  12/31/97            -2.89%         5.33%             -              -
       Oppenheimer Strategic Bond                        12/31/97             1.40%         1.51%             -              -
       Putnam VT Growth and Income                       12/31/97             0.17%        13.83%             -              -
       Putnam VT New Value                               12/31/97            -1.13%         4.83%             -              -
       Putnam VT Vista                                   12/31/97            50.77%        17.86%             -              -
       Putnam VT International Growth                    12/31/97            57.91%        17.07%             -              -
       Putnam VT International New Opportunities         12/31/97           100.14%        14.02%             -              -
       Templeton Bond                                      3/1/99            -3.18%             -             -              -
       Franklin Small Cap Investments                      3/1/99            76.80%             -             -              -
       Templeton Stock                                    1/19/99            25.58%             -             -              -
       Templeton International                             5/1/98            21.90%        -8.55%             -              -
       Templeton Developing Markets                        5/1/98            51.71%       -24.48%             -              -
       Templeton Mutual Shares Investments                 5/1/98             8.13%        -3.69%             -              -
       Franklin Growth Investments                         3/1/99            46.65%             -             -              -
       Fidelity VIP Growth                                2/17/98            35.53%        30.78%             -              -
       Fidelity VIP II Contrafund                         2/17/98            22.53%        23.57%             -              -
       Fidelity VIP III Growth Opportunities              2/17/98             2.82%        17.42%             -              -
       Fidelity VIP III Growth & Income                   2/17/98             7.65%        22.03%             -              -
       Fidelity VIP Equity-Income                         2/17/98             4.85%         6.27%             -              -
       American Century VP Income & Growth               11/19/99             3.20%             -             -              -
       American Century VP International                 11/19/99            25.15%             -             -              -
       American Century VP Value                         11/19/99            -4.18%             -             -              -
       Dreyfus Stock Index                               11/19/99             3.22%             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99             3.00%             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99             1.18%             -             -              -
       INVESCO Dynamics                                  11/19/99            11.43%             -             -              -
       INVESCO High Yield                                11/19/99             1.17%             -             -              -
       PIMCO High Yield Bond                             11/19/99             0.78%             -             -              -
       PIMCO Low Duration Bond                           11/19/99            -0.31%             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99             3.07%             -             -              -
       PIMCO Total Return Bond                           11/19/99            -1.25%             -             -              -
       Scudder International                             11/19/99            16.31%             -             -              -

*      The total return for sub-accounts that commenced operations during the period is not annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998

(6)    UNIT FAIR VALUE, CONTINUED

                                                                                      Separate Account Expenses
                                                                                     As a % of Average Net Assets**
                                                       Commenced        -------------------------------------------------------
                                                      Operations           1999          1998           1997          1996
                                                      ------------      ------------  ------------   -----------   ------------
       Cova Lord Abbett Growth and Income                  1/8/99             1.40%             -             -              -
       Cova Bond Debenture                                 5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Developing Growth                             8/20/97             1.40%         1.40%         1.40%              -
       Cova Large Cap Research                            8/20/97             1.40%         1.40%         1.40%              -
       Cova Mid-Cap Value                                 8/20/97             1.40%         1.40%         1.40%              -
       Cova Quality Bond                                   5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Small Cap Stock                                5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Large Cap Stock                                5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Select Equity                                  5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova International Equity                           5/1/96             1.40%         1.40%         1.40%          1.40%
       Cova Balanced                                       7/1/97             1.40%         1.40%         1.40%              -
       Cova Equity Income                                  7/1/97             1.40%         1.40%         1.40%              -
       Cova Growth and Income Equity                       7/1/97             1.40%         1.40%         1.40%              -
       Cova Riggs Stock                                    8/5/99             1.40%             -             -              -
       Cova Riggs U.S. Government Securities               8/5/99             1.40%             -             -              -
       GACC Money Market                                   6/3/96             1.40%         1.40%         1.40%          1.40%
       Russell Multi-Style Equity                        12/31/97             1.40%         1.40%             -              -
       Russell Aggressive Equity                         12/31/97             1.40%         1.40%             -              -
       Russell Non-US                                    12/31/97             1.40%         1.40%             -              -
       Russell Core Bond                                 12/31/97             1.40%         1.40%             -              -
       Russell Real Estate Securities                      7/1/99             1.40%             -             -              -
       AIM V.I. Value                                    12/31/97             1.40%         1.40%             -              -
       AIM V.I. Capital Appreciation                     12/31/97             1.40%         1.40%             -              -
       AIM V.I. International Equity                     12/31/97             1.40%         1.40%             -              -
       Alliance Premier Growth                           12/31/97             1.40%         1.40%             -              -
       Alliance Real Estate Investment                   12/31/97             1.40%         1.40%             -              -
       Liberty Newport Tiger Fund, Variable              12/31/97             1.40%         1.40%             -              -
       Goldman Sachs Growth and Income                    1/29/98             1.40%         1.40%             -              -
       Goldman Sachs International Equity                 1/29/98             1.40%         1.40%             -              -
       Goldman Sachs Global Income                        1/29/98             1.40%         1.40%             -              -
       Kemper-Dreman High Return Equity                   5/15/98             1.40%         1.40%             -              -
       Kemper Small Cap Growth                           12/31/97             1.40%         1.40%             -              -
       Kemper Small Cap Value                            12/31/97             1.40%         1.40%             -              -
       Kemper Government Securities                      12/31/97             1.40%         1.40%             -              -
       MFS Bond                                           5/15/98             1.40%         1.40%             -              -
       MFS Research                                      12/31/97             1.40%         1.40%             -              -
       MFS Growth with Income                            12/31/97             1.40%         1.40%             -              -
       MFS Emerging Growth                               12/31/97             1.40%         1.40%             -              -
       MFS/Foreign & Colonial Emerging Markets Equity    12/31/97             1.40%         1.40%             -              -
       MFS High Income                                   12/31/97             1.40%         1.40%             -              -
       MFS Global Governments                            12/31/97             1.40%         1.40%             -              -
       Oppenheimer Capital Appreciation                  12/31/97             1.40%         1.40%             -              -
       Oppenheimer Main Street Growth & Income           12/31/97             1.40%         1.40%             -              -
       Oppenheimer High Income                           12/31/97             1.40%         1.40%             -              -
       Oppenheimer Bond                                  12/31/97             1.40%         1.40%             -              -
       Oppenheimer Strategic Bond                        12/31/97             1.40%         1.40%             -              -
       Putnam VT Growth and Income                       12/31/97             1.40%         1.40%             -              -
       Putnam VT New Value                               12/31/97             1.40%         1.40%             -              -
       Putnam VT Vista                                   12/31/97             1.40%         1.40%             -              -
       Putnam VT International Growth                    12/31/97             1.40%         1.40%             -              -
       Putnam VT International New Opportunities         12/31/97             1.40%         1.40%             -              -
       Templeton Bond                                      3/1/99             1.40%             -             -              -
       Franklin Small Cap Investments                      3/1/99             1.40%             -             -              -
       Templeton Stock                                    1/19/99             1.40%             -             -              -
       Templeton International                             5/1/98             1.40%         1.40%             -              -
       Templeton Developing Markets                        5/1/98             1.40%         1.40%             -              -
       Templeton Mutual Shares Investments                 5/1/98             1.40%         1.40%             -              -
       Franklin Growth Investments                         3/1/99             1.40%             -             -              -
       Fidelity VIP Growth                                2/17/98             1.40%         1.40%             -              -
       Fidelity VIP II Contrafund                         2/17/98             1.40%         1.40%             -              -
       Fidelity VIP III Growth Opportunities              2/17/98             1.40%         1.40%             -              -
       Fidelity VIP III Growth & Income                   2/17/98             1.40%         1.40%             -              -
       Fidelity VIP Equity-Income                         2/17/98             1.40%         1.40%             -              -
       American Century VP Income & Growth               11/19/99             1.40%             -             -              -
       American Century VP International                 11/19/99             1.40%             -             -              -
       American Century VP Value                         11/19/99             1.40%             -             -              -
       Dreyfus Stock Index                               11/19/99             1.40%             -             -              -
       Dreyfus VIF Disciplined Stock                     11/19/99             1.40%             -             -              -
       Dreyfus VIF Capital Appreciation                  11/19/99             1.40%             -             -              -
       INVESCO Dynamics                                  11/19/99             1.40%             -             -              -
       INVESCO High Yield                                11/19/99             1.40%             -             -              -
       PIMCO High Yield Bond                             11/19/99             1.40%             -             -              -
       PIMCO Low Duration Bond                           11/19/99             1.40%             -             -              -
       PIMCO StocksPLUS Growth & Income                  11/19/99             1.40%             -             -              -
       PIMCO Total Return Bond                           11/19/99             1.40%             -             -              -
       Scudder International                             11/19/99             1.40%             -             -              -

**     The expense ratio for sub-accounts that commenced operations during the period is annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
       The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the year ended
       December 31, 1999 and 1998 follows:


                                                                                   Realized Gain (Loss)
                                                           ------------------------------------------------------------------
                                                               Aggregate             Aggregate Cost
                                            Year or        Proceeds from Sales       of Fund Shares            Realized
                                             Period          of Fund Shares             Redeemed              Gain (Loss)
                                           -----------     -------------------     -------------------     ------------------
       Cova Quality Income                    1999                $ 38,668                $ 39,188                 $ (520)
                                              1998                  13,031                  12,576                    455

       Cova Money Market                      1999                   7,897                   7,897                      -
                                              1998                  14,519                  14,519                      -

       Cova High Yield                        1999                  28,995                  29,950                   (955)
                                              1998                   6,314                   6,178                    136

       Cova Stock Index                       1999                 100,241                  82,162                 18,079
                                              1998                  23,196                  17,093                  6,103

       Cova VKAC Growth and Income            1999                  51,735                  45,148                  6,587
                                              1998                   6,244                   4,804                  1,440

       Cova Lord Abbett Growth and Income     1999                  33,043                  31,617                  1,426
                                              1998                       -                       -                      -

       Cova Bond Debenture                    1999                   8,143                   8,020                    123
                                              1998                   9,489                   9,470                     19

       Cova Developing Growth                 1999                     614                     545                     69
                                              1998                     138                     152                    (14)

       Cova Large Cap Research                1999                      68                      59                      9
                                              1998                     161                     156                      5

       Cova Mid-Cap Value                     1999                     481                     460                     21
                                              1998                      82                      85                     (3)

       Cova Quality Bond                      1999                  13,923                  13,935                    (12)
                                              1998                   1,336                   1,299                     37

       Cova Small Cap Stock                   1999                   6,406                   6,290                    116
                                              1998                   3,113                   3,237                   (124)

       Cova Large Cap Stock                   1999                  24,473                  22,393                  2,080
                                              1998                     147                     131                     16



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                         Realized Gain (Loss)
                                                                 ------------------------------------------------------------------
                                                                     Aggregate             Aggregate Cost
                                                  Year or        Proceeds from Sales       of Fund Shares            Realized
                                                   Period          of Fund Shares             Redeemed              Gain (Loss)
                                                 -----------     -------------------     -------------------     ------------------
       Cova Select Equity                         1999                 $ 2,126                 $ 1,843                  $ 283
                                                  1998                   1,485                   1,274                    211

       Cova International Equity                  1999                   7,673                   6,613                  1,060
                                                  1998                   4,919                   4,609                    310

       Cova Balanced                              1999                     507                     464                     43
                                                  1998                      30                      30                      -

       Cova Small Cap Equity                      1999                   1,828                   1,752                     76
                                                  1998                      39                      42                     (3)

       Cova Equity Income                         1999                     355                     328                     27
                                                  1998                      75                      75                      -

       Cova Growth and Income Equity              1999                     510                     448                     62
                                                  1998                     210                     204                      6

       Cova Riggs U.S. Government Securities      1999                     201                     200                      1
                                                  1998                       -                       -                      -

       Cova Riggs Stock                           1999                     100                     100                      -
                                                  1998                       -                       -                      -

       GACC Money Market                          1999                  54,974                  54,019                    955
                                                  1998                  37,059                  36,624                    435

       Lord Abbett Growth and Income              1999                 700,973                 555,507                145,466
                                                  1998                  12,298                  10,217                  2,081

       Russell Multi-Style Equity                 1999                   1,756                   1,634                    122
                                                  1998                      62                      61                      1

       Russell Aggressive Equity                  1999                     568                     578                    (10)
                                                  1998                     203                     247                    (44)

       Russell Non-US                             1999                     604                     559                     45
                                                  1998                      92                      90                      2

       Russell Core Bond                          1999                   2,193                   2,264                    (71)
                                                  1998                     523                     522                      1
                                                                                                                   (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                        Realized Gain (Loss)
                                                                ------------------------------------------------------------------
                                                                    Aggregate             Aggregate Cost
                                                 Year or        Proceeds from Sales       of Fund Shares            Realized
                                                  Period          of Fund Shares             Redeemed              Gain (Loss)
                                                -----------     -------------------     -------------------     ------------------
       Russell Real Estate Securities             1999                     $ 6                     $ 6                    $ -
                                                  1998                       -                       -                      -

       AIM V.I. Value                             1999                     231                     215                     16
                                                  1998                     253                     263                    (10)

       AIM V.I. Capital Appreciation              1999                     191                     177                     14
                                                  1998                      73                      75                     (2)

       AIM V.I. International Equity              1999                  12,169                  11,498                    671
                                                  1998                   8,247                   8,249                     (2)

       Alliance Premier Growth                    1999                     617                     559                     58
                                                  1998                      54                      58                     (4)

       Alliance Real Estate Investment            1999                     310                     332                    (22)
                                                  1998                      28                      30                     (2)

       Liberty Newport Tiger Fund, Variable       1999                   1,971                   1,801                    170
                                                  1998                     416                     445                    (29)

       Goldman Sachs Growth and Income            1999                   1,183                   1,203                    (20)
                                                  1998                     126                     138                    (12)

       Goldman Sachs International Equity         1999                   3,457                   3,299                    158
                                                  1998                      29                      29                      -

       Goldman Sachs Global Income                1999                      51                      51                      -
                                                  1998                      17                      16                      1

       Kemper-Dreman High Return Equity           1999                       8                       8                      -
                                                  1998                       -                       -                      -

       Kemper Small Cap Growth                    1999                     401                     364                     37
                                                  1998                   1,008                   1,035                    (27)

       Kemper Small Cap Value                     1999                     446                     464                    (18)
                                                  1998                      21                      25                     (4)

       Kemper Government Securities               1999                     206                     207                     (1)
                                                  1998                      17                      17                      -


                                                                                                                   (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                           Realized Gain (Loss)
                                                                   -----------------------------------------------------------------
                                                                       Aggregate             Aggregate Cost
                                                    Year or        Proceeds from Sales       of Fund Shares            Realized
                                                     Period          of Fund Shares             Redeemed              Gain (Loss)
                                                    ----------     -------------------     -------------------     -----------------
       MFS Bond                                       1999                    $ 14                    $ 14                    $ -
                                                      1998                       -                       -                      -

       MFS Research                                   1999                     335                     308                     27
                                                      1998                     120                     122                     (2)

       MFS Growth with Income                         1999                     391                     371                     20
                                                      1998                      28                      28                      -

       MFS Emerging Growth                            1999                     671                     532                    139
                                                      1998                     129                     140                    (11)

       MFS/Foreign & Colonial
          Emerging Markets Equity                     1999                     561                     573                    (12)
                                                      1998                   1,059                   1,156                    (97)

       MFS High Income                                1999                     307                     312                     (5)
                                                      1998                      61                      63                     (2)

       MFS Global Governments                         1999                       6                       6                      -
                                                      1998                       -                       -                      -

       Oppenheimer Capital Appreciation               1999                     219                     201                     18
                                                      1998                     187                     189                     (2)

       Oppenheimer Main Street Growth & Income        1999                     438                     411                     27
                                                      1998                     326                     364                    (38)

       Oppenheimer High Income                        1999                      42                      43                     (1)
                                                      1998                      32                      32                      -

       Oppenheimer Bond                               1999                     246                     253                     (7)
                                                      1998                      49                      49                      -

       Oppenheimer Strategic Bond                     1999                     170                     174                     (4)
                                                      1998                       3                       3                      -

       Putnam VT Growth and Income                    1999                     362                     360                      2
                                                      1998                     294                     302                     (8)

       Putnam VT New Value                            1999                     231                     238                     (7)
                                                      1998                       2                       3                     (1)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                          Realized Gain (Loss)
                                                                    ----------------------------------------------------------------
                                                                        Aggregate             Aggregate Cost
                                                     Year or        Proceeds from Sales       of Fund Shares            Realized
                                                      Period          of Fund Shares             Redeemed              Gain (Loss)
                                                    -----------     -------------------     -------------------     ----------------
       Putnam VT Vista                                1999                   $ 175                   $ 153                   $ 22
                                                      1998                      27                      28                     (1)

       Putnam VT International Growth                 1999                   4,284                   3,820                    464
                                                      1998                   4,316                   4,354                    (38)

       Putnam VT International New Opportunities      1999                   3,566                   3,316                    250
                                                      1998                   2,989                   2,965                     24

       Templeton Bond                                 1999                       6                       6                      -
                                                      1998                       -                       -                      -

       Franklin Small Cap Investments                 1999                      72                      60                     12
                                                      1998                       -                       -                      -

       Templeton Stock                                1999                      49                      47                      2
                                                      1998                       -                       -                      -

       Templeton International                        1999                  10,350                  10,164                    186
                                                      1998                   6,057                   6,049                      8

       Templeton Developing Markets                   1999                   1,026                     958                     68
                                                      1998                     357                     361                     (4)

       Templeton Mutual Shares Investments            1999                     187                     177                     10
                                                      1998                       7                       7                      -

       Franklin Growth Investments                    1999                     165                     158                      7
                                                      1998                       -                       -                      -

       Fidelity VIP Growth                            1999                      99                      90                      9
                                                      1998                      35                      37                     (2)

       Fidelity VIP II Contrafund                     1999                     426                     386                     40
                                                      1998                      17                      19                     (2)

       Fidelity VIP III Growth Opportunities          1999                      65                      64                      1
                                                      1998                      24                      25                     (1)

       Fidelity VIP III Growth & Income               1999                     275                     255                     20
                                                      1998                      69                      74                     (5)


                                                                                                                       (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                       Realized Gain (Loss)
                                                               ------------------------------------------------------------------
                                                                   Aggregate             Aggregate Cost
                                                Year or        Proceeds from Sales       of Fund Shares            Realized
                                                 Period          of Fund Shares             Redeemed              Gain (Loss)
                                               -----------     -------------------     -------------------     ------------------
       Fidelity VIP Equity-Income                1999                   $ 141                   $ 139                    $ 2
                                                 1998                      27                      30                     (3)

       American Century VP Income & Growth       1999                       -                       -                      -
                                                 1998                       -                       -                      -

       American Century VP International         1999                      16                      16                      -
                                                 1998                       -                       -                      -

       American Century VP Value                 1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Dreyfus Stock Index                       1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Dreyfus VIF Disciplined Stock             1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Dreyfus VIF Capital Appreciation          1999                       -                       -                      -
                                                 1998                       -                       -                      -

       INVESCO VIF Dynamics                      1999                       -                       -                      -
                                                 1998                       -                       -                      -

       INVESCO VIF High Yield                    1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO High Yield Bond                     1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO Low Duration Bond                   1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO StocksPLUS Growth & Income          1999                       -                       -                      -
                                                 1998                       -                       -                      -

       PIMCO Total Return Bond                   1999                       -                       -                      -
                                                 1998                       -                       -                      -

       Scudder International                     1999                       -                       -                      -
                                                 1998                       -                       -                      -


                                                                                                                  (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                              Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                 Appreciation            Appreciation
                                               Year or          (Depreciation)          (Depreciation)
                                                Period          End of Period         Beginning of Period          Change
                                              -----------     -------------------     -------------------     ------------------
       Cova Quality Income                     1999                     $ -                 $ 1,307               $ (1,307)
                                               1998                   1,307                   1,301                      6

       Cova Money Market                       1999                       -                       -                      -
                                               1998                       -                       -                      -

       Cova High Yield                         1999                       -                     174                   (174)
                                               1998                     174                     842                   (668)

       Cova Stock Index                        1999                       -                  25,838                (25,838)
                                               1998                  25,838                  25,000                    838

       Cova VKAC Growth and Income             1999                       -                  11,521                (11,521)
                                               1998                  11,521                  10,887                    634

       Cova Lord Abbett Growth and Income      1999                  84,856                       -                 84,856
                                               1998                       -                       -                      -

       Cova Bond Debenture                     1999                   4,348                   3,523                    825
                                               1998                   3,523                   1,958                  1,565

       Cova Developing Growth                  1999                   7,602                     890                  6,712
                                               1998                     890                       7                    883

       Cova Large Cap Research                 1999                   6,817                   1,284                  5,533
                                               1998                   1,284                       6                  1,278

       Cova Mid-Cap Value                      1999                   1,426                     160                  1,266
                                               1998                     160                      40                    120

       Cova Quality Bond                       1999                  (1,015)                  1,598                 (2,613)
                                               1998                   1,598                     186                  1,412

       Cova Small Cap Stock                    1999                  30,039                     346                 29,693
                                               1998                     346                   6,523                 (6,177)

       Cova Large Cap Stock                    1999                  36,556                  16,535                 20,021
                                               1998                  16,535                   2,855                 13,680

       Cova Select Equity                      1999                  33,989                  33,585                    404
                                               1998                  33,585                  13,520                 20,065


                                                                                                                (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                               Unrealized Appreciation (Depreciation)
                                                                ------------------------------------------------------------------
                                                                   Appreciation            Appreciation
                                                 Year or          (Depreciation)          (Depreciation)
                                                  Period          End of Period         Beginning of Period          Change
                                                 ----------     -------------------     -------------------     ------------------
       Cova International Equity                   1999                $ 33,733                 $ 9,278               $ 24,455
                                                   1998                   9,278                   1,309                  7,969

       Cova Balanced                               1999                     311                     173                    138
                                                   1998                     173                       -                    173

       Cova Small Cap Equity                       1999                       -                      34                    (34)
                                                   1998                      34                      (5)                    39

       Cova Equity Income                          1999                    (266)                     70                   (336)
                                                   1998                      70                      21                     49

       Cova Growth and Income Equity               1999                   2,123                     566                  1,557
                                                   1998                     566                      18                    548

       Cova Riggs U.S. Government Securities       1999                      (4)                      -                     (4)
                                                   1998                       -                       -                      -

       Cova Riggs Stock                            1999                       4                       -                      4
                                                   1998                       -                       -                      -

       GACC Money Market                           1999                   1,215                     231                    984
                                                   1998                     231                      46                    185

       Lord Abbett Growth and Income               1999                       -                 114,453               (114,453)
                                                   1998                 114,453                  87,861                 26,592

       Russell Multi-Style Equity                  1999                   5,696                   3,199                  2,497
                                                   1998                   3,199                       -                  3,199

       Russell Aggressive Equity                   1999                     736                      75                    661
                                                   1998                      75                       -                     75

       Russell Non-US                              1999                   4,785                     412                  4,373
                                                   1998                     412                       -                    412

       Russell Core Bond                           1999                  (1,947)                    268                 (2,215)
                                                   1998                     268                       -                    268

       Russell Real Estate Securities              1999                      (9)                      -                     (9)
                                                   1998                       -                       -                      -


                                                                                                                    (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                 Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------------------
                                                                    Appreciation            Appreciation
                                                  Year or          (Depreciation)          (Depreciation)
                                                   Period          End of Period         Beginning of Period          Change
                                                 -----------     -------------------     -------------------     ------------------
       AIM V.I. Value                               1999                 $ 6,206                   $ 668                $ 5,538
                                                    1998                     668                       -                    668

       AIM V.I. Capital Appreciation                1999                   3,597                     164                  3,433
                                                    1998                     164                       -                    164

       AIM V.I. International Equity                1999                   1,008                      81                    927
                                                    1998                      81                       -                     81

       Alliance Premier Growth                      1999                   8,366                   1,522                  6,844
                                                    1998                   1,522                       -                  1,522

       Alliance Real Estate Investment              1999                    (407)                   (170)                  (237)
                                                    1998                    (170)                      -                   (170)

       Liberty Newport Tiger Fund, Variable         1999                     101                      54                     47
                                                    1998                      54                       -                     54

       Goldman Sachs Growth and Income              1999                      (2)                   (207)                   205
                                                    1998                    (207)                      -                   (207)

       Goldman Sachs International Equity           1999                     436                      56                    380
                                                    1998                      56                       -                     56

       Goldman Sachs Global Income                  1999                     (15)                     (1)                   (14)
                                                    1998                      (1)                      -                     (1)

       Kemper-Dreman High Return Equity             1999                     (20)                      1                    (21)
                                                    1998                       1                       -                      1

       Kemper Small Cap Growth                      1999                     542                     107                    435
                                                    1998                     107                       -                    107

       Kemper Small Cap Value                       1999                      40                    (155)                   195
                                                    1998                    (155)                      -                   (155)

       Kemper Government Securities                 1999                     (48)                      9                    (57)
                                                    1998                       9                       -                      9

       MFS Bond                                     1999                      (6)                      1                     (7)
                                                    1998                       1                       -                      1


                                                                                                                     (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                               Unrealized Appreciation (Depreciation)
                                                                  ------------------------------------------------------------------
                                                                     Appreciation            Appreciation
                                                   Year or          (Depreciation)          (Depreciation)
                                                    Period          End of Period         Beginning of Period          Change
                                                   ----------     -------------------     -------------------     ------------------
       MFS Research                                  1999                 $ 3,094                   $ 481                $ 2,613
                                                     1998                     481                       -                    481

       MFS Growth with Income                        1999                   1,415                     574                    841
                                                     1998                     574                       -                    574

       MFS Emerging Growth                           1999                  12,069                     985                 11,084
                                                     1998                     985                       -                    985

       MFS/Foreign & Colonial
          Emerging Markets Equity                    1999                      24                     (94)                   118
                                                     1998                     (94)                      -                    (94)

       MFS High Income                               1999                     (58)                    (34)                   (24)
                                                     1998                     (34)                      -                    (34)

       MFS Global Governments                        1999                      (3)                      1                     (4)
                                                     1998                       1                       -                      1

       Oppenheimer Capital Appreciation              1999                   1,754                     134                  1,620
                                                     1998                     134                       -                    134

       Oppenheimer Main Street Growth & Income       1999                     877                     (28)                   905
                                                     1998                     (28)                      -                    (28)

       Oppenheimer High Income                       1999                     (40)                    (15)                   (25)
                                                     1998                     (15)                      -                    (15)

       Oppenheimer Bond                              1999                    (317)                     95                   (412)
                                                     1998                      95                       -                     95

       Oppenheimer Strategic Bond                    1999                       -                       3                     (3)
                                                     1998                       3                       -                      3

       Putnam VT Growth and Income                   1999                    (991)                    660                 (1,651)
                                                     1998                     660                       -                    660

       Putnam VT New Value                           1999                     (22)                      6                    (28)
                                                     1998                       6                       -                      6

       Putnam VT Vista                               1999                   1,687                     173                  1,514
                                                     1998                     173                       -                    173


                                                                                                                      (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                                 Unrealized Appreciation (Depreciation)
                                                                 ------------------------------------------------------------------
                                                                    Appreciation            Appreciation
                                                  Year or          (Depreciation)          (Depreciation)
                                                   Period          End of Period         Beginning of Period          Change
                                                  ----------     -------------------     -------------------     ------------------
       Putnam VT International Growth              1999                 $ 6,805                   $ 353                $ 6,452
                                                   1998                     353                       -                    353

       Putnam VT International New Opportunities   1999                     860                      40                    820
                                                   1998                      40                       -                     40

       Templeton Bond                              1999                      (3)                      -                     (3)
                                                   1998                       -                       -                      -

       Franklin Small Cap Investments              1999                     231                       -                    231
                                                   1998                       -                       -                      -

       Templeton Stock                             1999                      60                       -                     60
                                                   1998                       -                       -                      -

       Templeton International                     1999                   1,005                      48                    957
                                                   1998                      48                       -                     48

       Templeton Developing Markets                1999                     872                      44                    828
                                                   1998                      44                       -                     44

       Templeton Mutual Shares Investments         1999                     153                      32                    121
                                                   1998                      32                       -                     32

       Franklin Growth Investments                 1999                     161                       -                    161
                                                   1998                       -                       -                      -

       Fidelity VIP Growth                         1999                     310                      12                    298
                                                   1998                      12                       -                     12

       Fidelity VIP II Contrafund                  1999                     267                      48                    219
                                                   1998                      48                       -                     48

       Fidelity VIP III Growth Opportunities       1999                      28                      13                     15
                                                   1998                      13                       -                     13

       Fidelity VIP III Growth & Income            1999                     213                      94                    119
                                                   1998                      94                       -                     94

       Fidelity VIP Equity-Income                  1999                      17                      17                      -
                                                   1998                      17                       -                     17


                                                                                                                    (Continued)

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998
(In thousands of dollars)


(7)    REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED


                                                                             Unrealized Appreciation (Depreciation)
                                                              ------------------------------------------------------------------
                                                                 Appreciation            Appreciation
                                               Year or          (Depreciation)          (Depreciation)
                                                Period          End of Period         Beginning of Period          Change
                                              -----------     -------------------     -------------------     ------------------
       American Century VP Income & Growth      1999                     $ 7                     $ -                    $ 7
                                                1998                       -                       -                      -

       American Century VP International        1999                       -                       -                      -
                                                1998                       -                       -                      -

       American Century VP Value                1999                       2                       -                      2
                                                1998                       -                       -                      -

       Dreyfus Stock Index                      1999                       -                       -                      -
                                                1998                       -                       -                      -

       Dreyfus VIF Disciplined Stock            1999                       -                       -                      -
                                                1998                       -                       -                      -

       Dreyfus VIF Capital Appreciation         1999                       1                       -                      1
                                                1998                       -                       -                      -

       INVESCO VIF Dynamics                     1999                       8                       -                      8
                                                1998                       -                       -                      -

       INVESCO VIF High Yield                   1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO High Yield Bond                    1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO Low Duration Bond                  1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO StocksPLUS Growth & Income         1999                       -                       -                      -
                                                1998                       -                       -                      -

       PIMCO Total Return Bond                  1999                       -                       -                      -
                                                1998                       -                       -                      -

       Scudder International                    1999                      11                       -                     11
                                                1998                       -                       -                      -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8) UNIT TRANSACTIONS
    The change in the number of units for each sub-account follows:


                                                                            Cova
                                --------------------------------------------------------------------------------------------------
                                                                                          VKAC       Lord Abbett
                                                                                         Growth         Growth
                                  Quality       Money         High         Stock          and            and             Bond
                                   Income      Market        Yield         Index         Income         Income        Debenture
                                -------------  ----------   -----------  ------------   -----------  -------------   -------------
Accumulation units:
 Unit balance at 12/31/97           2,931,053   1,742,444     1,409,290     3,547,220     2,198,250              -       3,945,097

   Cova units purchased                     -           -             -             -             -              -               -
   Cova units redeemed                      -           -             -             -             -              -               -
   Contract units purchased             1,214         491         1,763         2,532         1,131              -       1,632,919
   Contract units transferred, net   (196,389)   (799,477)      (59,692)      159,577        54,353              -       2,939,109
   Contract units redeemed           (512,199)   (333,892)     (146,202)     (616,360)     (152,515)             -        (332,231)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/98           2,223,679     609,566     1,205,159     3,092,969     2,101,219              -       8,184,894

   Cova units purchased                     -           -             -             -             -              -               -
   Cova units redeemed                      -           -             -             -             -              -               -
   Contract units purchased                 -           -            83           187             -        642,997         506,293
   Contract units transferred, net (2,215,623)   (606,382)   (1,202,292)   (3,084,953)   (2,098,056)    22,553,102       3,839,982
   Contract units redeemed             (8,056)     (3,184)       (2,950)       (8,203)       (3,163)    (2,067,478)     (1,117,176)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/99                   -           -             -             -             -     21,128,621      11,413,993
                                 ============= ===========   ===========  ============   ===========  =============   =============


Annuity units:
 Unit balance at 12/31/97               8,069       4,562         2,229         4,097         1,803              -               -

   Contract units purchased                 -           -           798             -           798              -             272
   Contract units redeemed             (1,686)       (901)         (523)         (608)         (196)             -              (8)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/98               6,383       3,661         2,504         3,489         2,405              -             264

   Contract units purchased                 -           -             -             -             -        614,517         184,677
   Contract units transferred, net     (6,225)     (3,576)       (2,444)       (3,431)       (2,373)        33,239               -
   Contract units redeemed               (158)        (85)          (60)          (58)          (32)      (588,108)       (148,800)
                                 ------------- -----------   -----------  ------------   -----------  -------------   -------------
 Unit balance at 12/31/99                   -           -             -             -             -         59,648          36,141
                                 ============= ===========   ===========  ============   ===========  =============   =============

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)UNIT TRANSACTIONS, CONTINUED



                                                                              Cova
                                         ----------------------------------------------------------------------------------

                                                      Large                               Small       Large
                                         Developing    Cap       Mid-Cap     Quality       Cap         Cap        Select
                                          Growth    Research      Value       Bond        Stock       Stock       Equity
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
Accumulation units:
   Unit balance at 12/31/97                148,658    124,559     194,386   1,433,081   3,940,243    1,473,929   6,903,606

     Cova units purchased                        -          -           -           -           -            -           -
     Cova units redeemed                   (10,000)   (10,000)    (10,000)          -           -            -           -
     Contract units purchased              596,000    569,392     755,701     833,031     619,802    1,118,109   1,382,912
     Contract units transferred, net       630,230    437,664     736,868   1,236,444   1,172,828    1,713,122   2,562,725
     Contract units redeemed               (22,687)   (26,695)    (34,402)   (179,213)   (200,263)    (127,125)   (304,425)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/98              1,342,201  1,094,920   1,642,553   3,323,343   5,532,610    4,178,035   10,544,818

     Cova units purchased                        -          -           -           -           -            -           -
     Cova units redeemed                         -          -           -           -           -            -           -
     Contract units purchased              243,231    289,429     311,212     516,514     203,018      731,340     510,633
     Contract units transferred, net       645,209    965,273     698,565   5,060,268     132,023    6,332,217   1,861,802
     Contract units redeemed               (76,742)   (89,198)   (123,430)  (1,291,515)  (431,799)  (1,191,443)   (645,967)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/99              2,153,899  2,260,424   2,528,900   7,608,610   5,435,852   10,050,149   12,271,286
                                         ========== ==========  ==========  ==========  ==========  ===========  ==========


Annuity units:
   Unit balance at 12/31/97                      -          -           -           -         773        3,028       3,237

     Contract units purchased                    -      2,090           -       3,947       1,944        9,187       9,682
     Contract units redeemed                     -       (266)          -        (109)       (162)      (1,259)     (1,203)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/98                      -      1,824           -       3,838       2,555       10,956      11,716

     Contract units purchased                  479        452         474      30,174       1,448       13,399       1,722
     Contract units transferred, net             -          -           -           -         504            -         732
     Contract units redeemed                   (66)      (456)        (65)    (18,208)     (1,459)      (7,939)     (3,936)
                                         ---------- ----------  ----------  ----------  ----------  -----------  ----------
   Unit balance at 12/31/99                    413      1,820         409      15,804       3,048       16,416      10,234
                                         ========== ==========  ==========  ==========  ==========  ===========  ==========


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                    Cova
                                           ---------------------------------------------------------------------------------------
                                                                                                Growth      Riggs
                                                                                                 and         U.S.
                                           International            Small Cap      Equity       Income    Government     Riggs
                                             Equity      Balanced     Equity       Income       Equity    Securities     Stock
                                           -----------  ----------- -----------  -----------  ----------  ----------   -----------
Accumulation units:
      Unit balance at 12/31/97              5,440,592       38,079      26,148       49,725      121,673           -            -

       Cova units purchased                         -            -           -            -            -           -            -
       Cova units redeemed                          -            -           -            -            -           -            -
       Contract units purchased               651,488      128,875      44,062      157,967      269,879           -            -
       Contract units transferred, net      1,460,450      124,051      61,306       83,645      260,136           -            -
       Contract units redeemed               (243,205)      (4,494)     (1,880)      (4,384)      (9,899)          -            -
                                           -----------  ----------- -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/98              7,309,325      286,511     129,636      286,953      641,789           -            -

       Cova units purchased                         -            -           -            -            -      20,033       10,014
       Cova units redeemed                          -            -           -            -            -           -            -
       Contract units purchased               179,705      114,865      17,649       75,387      156,781       9,232       11,330
       Contract units transferred, net        567,208      299,533    (143,078)     120,762      314,093           -            -
       Contract units redeemed               (477,287)     (21,972)     (4,207)     (15,381)     (40,597)          -            -
                                           -----------  ----------- -----------  -----------  ----------- -----------  -----------
      Unit balance at 12/31/99              7,578,951      678,937           -      467,721    1,072,066      29,265       21,344
                                           ===========  =========== ===========  ===========  =========== ===========  ===========


Annuity units:
      Unit balance at 12/31/97                    790

       Contract units purchased                 2,208
       Contract units redeemed                   (173)
                                           -----------
      Unit balance at 12/31/98                  2,825

       Contract units purchased                 6,131
       Contract units transferred, net            559
       Contract units redeemed                 (2,313)
                                           -----------
      Unit balance at 12/31/99                  7,202
                                           ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                           GACC      Lord Abbett                             Russell
                                         ----------  ------------  --------------------------------------------------------------

                                                       Growth        Multi-                                              Real
                                           Money         and         Style      Aggressive                  Core        Estate
                                          Market       Income        Equity      Equity       Non-US        Bond      Securities
                                         ----------  ------------  -----------  ----------  -----------  -----------  -----------
Accumulation units:
      Unit balance at 12/31/97             311,051    15,788,404            -           -            -            -            -

       Cova units purchased                      -             -           10          10           10           10            -
       Cova units redeemed                       -             -          (10)        (10)         (10)         (10)           -
       Contract units purchased          3,293,174     1,737,150    1,960,886     438,734      773,431    1,318,370            -
       Contract units transferred, net   (1,834,605)   3,166,896      416,532     107,823      180,088      360,854            -
       Contract units redeemed            (295,883)   (1,222,057)     (48,988)    (10,279)     (27,727)     (69,373)           -
                                         ----------  ------------  -----------  ----------  -----------  -----------  -----------
      Unit balance at 12/31/98           1,473,737    19,470,393    2,328,430     536,278      925,792    1,609,851            -

       Cova units purchased                      -             -            -           -            -            -            -
       Cova units redeemed                       -             -            -           -            -            -            -
       Contract units purchased            386,321        21,056      728,717     174,001      269,355      304,076       30,745
       Contract units transferred, net   3,471,617   (19,468,292)     911,226     217,404      416,224      810,756       37,642
       Contract units redeemed           (1,622,502)     (23,157)    (128,684)    (20,425)     (44,584)     (70,534)      (1,123)
                                         ----------  ------------  -----------  ----------  -----------  -----------  -----------
      Unit balance at 12/31/99           3,709,173             -    3,839,689     907,258    1,566,787    2,654,149       67,264
                                         ==========  ============  ===========  ==========  ===========  ===========  ===========


Annuity units:
      Unit balance at 12/31/97                   -        26,046            -           -            -            -

       Contract units purchased              9,003        10,428            -           -            -            -
       Contract units redeemed                (128)       (3,208)           -           -            -            -
                                         ----------  ------------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/98               8,875        33,266            -           -            -            -

       Contract units purchased              6,080             -          644         171          417          380
       Contract units transferred, net           -       (32,829)           -           -            -            -
       Contract units redeemed                (970)         (437)         (28)         (7)         (19)         (17)
                                         ----------  ------------  -----------  ----------  -----------  -----------
      Unit balance at 12/31/99              13,985             -          616         164          398          363
                                         ==========  ============  ===========  ==========  ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                          AIM                         Alliance             Liberty    Goldman Sachs
                                          ------------------------------------  ------------------------  ----------  -------------
                                                                                                           Newport
                                                                       V.I.                      Real       Tiger        Growth
                                                      V.I. Capital International  Premier       Estate       Fund,         and
                                          V.I. Value   Appreciation  Equity       Growth     Investment    Variable      Income
                                          -----------  ----------- -----------  -----------  -----------  ----------  -------------
Accumulation units:
      Unit balance at 12/31/97                     -            -           -            -            -           -              -

       Cova units purchased                       10           10          10           10           10          10             10
       Cova units redeemed                       (10)         (10)        (10)         (10)         (10)        (10)           (10)
       Contract units purchased              365,254      134,252     148,215      523,722      136,005      18,873        298,119
       Contract units transferred, net       177,976       57,235      57,321      149,553       58,393      13,289        178,567
       Contract units redeemed               (21,340)      (7,999)     (1,464)      (5,421)      (2,987)       (226)        (9,011)
                                          -----------  ----------- -----------  -----------  -----------  ----------  -------------
      Unit balance at 12/31/98               521,890      183,488     204,072      667,854      191,411      31,936        467,675

       Cova units purchased                        -            -           -            -            -           -              -
       Cova units redeemed                         -            -           -            -            -           -              -
       Contract units purchased              817,276      258,835      39,014      894,320      201,575       8,694         68,346
       Contract units transferred, net     1,315,650      489,743      43,444      574,874       97,095         516        114,482
       Contract units redeemed              (110,055)     (30,831)     (8,532)     (71,589)     (14,606)       (498)       (29,935)
                                          -----------  ----------- -----------  -----------  -----------  ----------  -------------
      Unit balance at 12/31/99             2,544,761      901,235     277,998    2,065,459      475,475      40,648        620,568
                                          ===========  =========== ===========  ===========  ===========  ==========  =============


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                               Goldman Sachs                            Kemper                           MFS
                                        ------------------------  -------------------------------------------------  -----------
                                                                   Kemper-
                                                                    Dreman       Small       Small
                                        International  Global     High-Return     Cap         Cap       Government
                                          Equity       Income       Equity       Growth      Value      Securities      Bond
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                   -            -            -            -           -            -            -

       Cova units purchased                     10           10           10           10          10           10           10
       Cova units redeemed                     (10)         (10)           -          (10)        (10)         (10)           -
       Contract units purchased             89,807       12,114            -       61,682     178,532       48,334          245
       Contract units transferred, net      23,575        8,062        9,213       15,201      69,892       11,575       16,283
       Contract units redeemed                (558)      (1,343)           -         (391)     (3,332)        (197)           -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
      Unit balance at 12/31/98             112,824       18,833        9,223       76,492     245,092       59,712       16,538

       Cova units purchased                      -            -            -            -           -            -            -
       Cova units redeemed                       -            -          (10)           -           -            -          (10)
       Contract units purchased             50,978        7,735        1,434       35,023     192,093       65,778          207
       Contract units transferred, net      85,746        5,384        8,161        9,941      74,108       98,962        4,791
       Contract units redeemed              (9,378)        (411)           -       (7,896)    (15,210)      (5,648)          (1)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
      Unit balance at 12/31/99             240,170       31,541       18,808      113,560     496,083      218,804       21,525
                                        ===========  ===========  ===========  =========== ===========  ===========  ===========



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                                    MFS                                 Oppenheimer
                                            --------------------------------------------------------------------------  ------------
                                                                                     F&C
                                                          Growth                  Emerging
                                                           with       Emerging     Markets       High        Global       Capital
                                            Research      Income       Growth      Equity       Income     Governments  Appreciation
                                            ----------  -----------  -----------  ----------  -----------  -----------  ------------
Accumulation units:
      Unit balance at 12/31/97                      -            -            -           -            -            -             -

       Cova units purchased                        10           10           10          10           10           10            10
       Cova units redeemed                        (10)         (10)         (10)        (10)         (10)           -           (10)
       Contract units purchased               337,107      416,517      438,345      45,159      164,144          423        83,004
       Contract units transferred, net        137,437      171,689      106,215      28,739       57,879        1,674        19,949
       Contract units redeemed                 (9,758)      (6,772)      (4,901)       (727)      (2,814)         (25)       (5,792)
                                            ----------  -----------  -----------  ----------  -----------  -----------  ------------
      Unit balance at 12/31/98                464,786      581,434      539,659      73,171      219,209        2,082        97,161

       Cova units purchased                         -            -            -           -            -            -             -
       Cova units redeemed                          -            -            -           -            -          (10)            -
       Contract units purchased               321,715      408,104      462,628         225       99,258          554       126,688
       Contract units transferred, net        352,320      433,658      278,360     (53,623)     131,707        4,906       231,902
       Contract units redeemed                (40,235)     (50,182)     (43,286)     (3,086)     (12,298)         (59)      (19,059)
                                            ----------  -----------  -----------  ----------  -----------  -----------  ------------
      Unit balance at 12/31/99              1,098,586    1,373,014    1,237,361      16,687      437,876        7,473       436,692
                                            ==========  ===========  ===========  ==========  ===========  ===========  ============


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                               Oppenheimer                               Putnam
                                         --------------------------------------------------  ------------------------------------
                                         Main Street
                                           Growth                                            VT Growth
                                              &           High                  Strategic       and        VT New
                                           Income        Income       Bond         Bond        Income       Value      VT Vista
                                         ------------  ----------- -----------  -----------  -----------  ----------  -----------
Accumulation units:
      Unit balance at 12/31/97                     -            -           -            -            -           -            -

       Cova units purchased                       10           10          10           10           10          10           10
       Cova units redeemed                       (10)         (10)        (10)         (10)         (10)        (10)         (10)
       Contract units purchased              211,120       51,949     320,045       71,817      820,015      16,925      116,318
       Contract units transferred, net        78,591       27,811      86,123       36,774      304,805      25,293       36,195
       Contract units redeemed                (4,881)      (1,247)     (4,178)        (722)      (9,152)       (127)      (1,108)
                                         ------------  ----------- -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/98               284,830       78,513     401,990      107,869    1,115,668      42,091      151,405

       Cova units purchased                        -            -           -            -            -           -            -
       Cova units redeemed                         -            -           -            -            -           -            -
       Contract units purchased              217,620       65,326     286,718       88,595      570,960      21,598      107,080
       Contract units transferred, net       138,599      100,092     372,208      117,379      695,247       9,722      144,797
       Contract units redeemed               (22,278)      (5,665)    (30,377)      (7,316)     (77,862)     (6,511)     (17,937)
                                         ------------  ----------- -----------  -----------  -----------  ----------  -----------
      Unit balance at 12/31/99               618,771      238,266   1,030,539      306,527    2,304,013      66,900      385,345
                                         ============  =========== ===========  ===========  ===========  ==========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                  Putnam                                     Templeton
                                        --------------------------  ----------------------------------------------------------------
                                                          VT
                                            VT       International                Franklin
                                        International    New                     Small Cap                               Developing
                                          Growth     Opportunities     Bond      Investments    Stock      International  Markets
                                        -----------  -------------  -----------  -----------  -----------  ------------- -----------
Accumulation units:
      Unit balance at 12/31/97                   -              -            -            -            -              -           -

       Cova units purchased                     10             10            -            -            -             10          10
       Cova units redeemed                     (10)           (10)           -            -            -            (10)        (10)
       Contract units purchased            394,877         38,270            -            -            -        140,734      72,847
       Contract units transferred, net     141,372         14,803            -            -            -         26,597      18,743
       Contract units redeemed              (6,194)          (264)           -            -            -         (2,556)     (1,630)
                                        -----------  -------------  -----------  -----------  -----------  ------------- -----------
      Unit balance at 12/31/98             530,055         52,809            -            -            -        164,775      89,960

       Cova units purchased                      -              -           10           10           10              -           -
       Cova units redeemed                       -              -          (10)         (10)         (10)             -           -
       Contract units purchased            392,488         27,922        3,637       11,648       11,900        341,262     139,782
       Contract units transferred, net     209,762         35,664       30,636       46,259       31,002        335,736      84,543
       Contract units redeemed             (39,926)        (6,310)        (553)      (2,509)         (67)       (15,636)     (9,796)
                                        -----------  -------------  -----------  -----------  -----------  ------------- -----------
      Unit balance at 12/31/99           1,092,379        110,085       33,720       55,398       42,835        826,137     304,489
                                        ===========  =============  ===========  ===========  ===========  ============= ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                 Templeton                                Fidelity
                                        -------------------------  ----------------------------------------------------------------

                                          Mutual       Franklin                                VIP III      VIP III        VIP
                                          Shares        Growth        VIP        VIP II        Growth       Growth &     Equity-
                                        Investments   Investments   Growth     Contrafund   Opportunities    Income       Income
                                        ------------  -----------  ----------  -----------  -------------- -----------  -----------
Accumulation units:
      Unit balance at 12/31/97                    -            -           -            -               -           -            -

       Cova units purchased                      10            -          10           10              10          10           10
       Cova units redeemed                      (10)           -         (10)         (10)            (10)        (10)         (10)
       Contract units purchased              61,499            -       8,130       30,391          11,440      53,646       20,381
       Contract units transferred, net       45,054            -      (1,021)       2,056          (1,406)     30,141        4,635
       Contract units redeemed                 (518)           -        (361)         (93)           (511)    (13,954)        (884)
                                        ------------  -----------  ----------  -----------  -------------- -----------  -----------
      Unit balance at 12/31/98              106,035            -       6,748       32,354           9,523      69,833       24,132

       Cova units purchased                       -           10           -            -               -           -            -
       Cova units redeemed                        -          (10)          -            -               -           -            -
       Contract units purchased              72,494       14,183      38,395       34,583          13,353      35,444       25,192
       Contract units transferred, net       78,011       65,739      64,277       59,264          39,571      92,257       65,071
       Contract units redeemed               (8,734)     (10,434)     (6,180)      (6,278)         (2,053)     (8,623)      (4,213)
                                        ------------  -----------  ----------  -----------  -------------- -----------  -----------
      Unit balance at 12/31/99              247,806       69,488     103,240      119,923          60,394     188,911      110,182
                                        ============  ===========  ==========  ===========  ============== ===========  ===========

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                                   American Century                          Dreyfus                     INVESCO
                                       --------------------------------------  ---------------------------------------  -----------

                                          VP                                                   VIF           VIF
                                       Income &         VP                       Stock      Disciplined    Capital         VIF
                                        Growth     International   VP Value      Index        Stock     Appreciation     Dynamics
                                       ----------  -------------  -----------  -----------  ----------- --------------  -----------
Accumulation units:
      Unit balance at 12/31/97                 -              -            -            -            -              -            -

       Cova units purchased                    -              -            -            -            -              -            -
       Cova units redeemed                     -              -            -            -            -              -            -
       Contract units purchased                -              -            -            -            -              -            -
       Contract units transferred, net         -              -            -            -            -              -            -
       Contract units redeemed                 -              -            -            -            -              -            -
                                       ----------  -------------  -----------  -----------  ----------- --------------  -----------
      Unit balance at 12/31/98                 -              -            -            -            -              -            -

       Cova units purchased                   10             10           10           10           10             10           10
       Cova units redeemed                   (10)             -          (10)           -            -            (10)         (10)
       Contract units purchased           26,706            145       17,835        1,363          934         21,909       16,138
       Contract units transferred, net       306              -          164            -            -            312          121
       Contract units redeemed                 -              -            -            -            -              -            -
                                       ----------  -------------  -----------  -----------  ----------- --------------  -----------
      Unit balance at 12/31/99            27,012            155       17,999        1,373          944         22,221       16,259
                                       ==========  =============  ===========  ===========  =========== ==============  ===========


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 1999 and 1998


(8)   UNIT TRANSACTIONS, CONTINUED



                                           INVESCO                                  PIMCO                       Scudder
                                         ------------  ----------------------------------------------------  --------------

                                             VIF          High         Low        StocksPLUS       Total
                                            High         Yield       Duration      Growth &       Return
                                            Yield         Bond         Bond         Income         Bond      International
                                         ------------  -----------  -----------  --------------  ----------  --------------
Accumulation units:
      Unit balance at 12/31/97                     -            -            -               -           -               -

       Cova units purchased                        -            -            -               -           -               -
       Cova units redeemed                         -            -            -               -           -               -
       Contract units purchased                    -            -            -               -           -               -
       Contract units transferred, net             -            -            -               -           -               -
       Contract units redeemed                     -            -            -               -           -               -
                                         ------------  -----------  -----------  --------------  ----------  --------------
      Unit balance at 12/31/98                     -            -            -               -           -               -

       Cova units purchased                       10           10           10              10          10              10
       Cova units redeemed                         -            -            -               -           -             (10)
       Contract units purchased                5,538            -            -             877       7,160          14,363
       Contract units transferred, net             -            -            -               -           -             136
       Contract units redeemed                     -            -            -               -           -               -
                                         ------------  -----------  -----------  --------------  ----------  --------------
      Unit balance at 12/31/99                 5,548           10           10             887       7,170          14,499
                                         ============  ===========  ===========  ==============  ==========  ==============






                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)





                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheets of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.







     February 4, 2000

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 1999 and 1998


                                       ASSETS                                1999           1998
                                                                          ------------   ------------
                                                                                (IN THOUSANDS)

Investments:
    Debt securities available-for-sale, at fair value (cost of
      $1,575,536 in 1999 and $1,375,198 in 1998)                        $   1,481,997      1,371,513
    Preferred stock - affiliate, at fair value                                  6,892          9,000
    Common stock, at fair value                                                    12             37
    Mortgage loans, net of allowance for potential loan loss
      of $1,090 in 1999 and $510 in 1998                                      376,147        312,865
    Policy loans                                                               27,778         26,295
    Other invested assets                                                       4,625             --
                                                                          ------------   ------------

             Total investments                                              1,897,451      1,719,710

Cash and cash equivalents - interest-bearing                                   86,038         94,770
Cash - noninterest-bearing                                                      5,893          5,008
Receivable from sale of securities                                              1,452          5,845
Accrued investment income                                                      24,992         21,505
Deferred policy acquisition costs                                             214,120        131,973
Present value of future profits                                                55,406         42,230
Goodwill                                                                       16,157         18,585
Deferred tax asset, net                                                        21,964          4,786
Receivable from OakRe                                                         336,376        720,904
Federal and state income taxes recoverable                                      1,190             --
Due from affiliates                                                                --        246,198
Other assets                                                                      741            829
Separate account assets                                                     2,537,962      1,832,396
                                                                          ------------   ------------

             Total assets                                               $   5,199,742      4,844,739
                                                                          ============   ============

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, Continued

                           December 31, 1999 and 1998



                       LIABILITIES AND SHAREHOLDER'S EQUITY                       1999           1998
                                                                              -------------  -------------
                                                                                    (IN THOUSANDS)

Liabilities:
    Policyholder deposits                                                   $    2,270,795      2,643,124
    Future policy benefits                                                          58,432         54,336
    Payable on return of collateral on loaned securities                            37,862         25,923
    Payable on purchase of securities                                                  516          1,040
    Due to affiliates                                                                4,220             --
    Federal and state income taxes payable                                              --            446
    Accounts payable and other liabilities                                          22,905         18,714
    Future purchase price payable to OakRe                                           2,898          6,976
    Guaranty fund assessments                                                        9,900          9,700
    Separate account liabilities                                                 2,537,652      1,832,394
                                                                              -------------  -------------

             Total liabilities                                                   4,945,180      4,592,653
                                                                              -------------  -------------


Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 1999 and 1998                                              5,799          5,799
    Additional paid-in capital                                                     260,491        220,491
    Retained earnings                                                               12,906         26,410
    Accumulated other comprehensive
      loss - net of tax                                                            (24,634)          (614)
                                                                              -------------  -------------

             Total shareholder's equity                                            254,562        252,086
                                                                              -------------  -------------

             Total liabilities and shareholder's equity                     $    5,199,742      4,844,739
                                                                              =============  =============


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Statements of Income

                  Years ended December 31, 1999, 1998, and 1997




                                                                                     1999         1998         1997
                                                                                  -----------  -----------  -----------
                                                                                             (in thousands)

Revenues:
    Premiums                                                                    $      8,468       23,875        9,368
    Net investment income                                                            131,372      127,812      111,661
    Net realized (losses) gains on sales
      of investments                                                                 (20,214)      (1,600)         563
    Separate account fees                                                             30,999       20,820       12,455
    Other income                                                                       6,142        1,197        2,400
                                                                                  -----------  -----------  -----------

             Total revenues                                                          156,767      172,104      136,447
                                                                                  -----------  -----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                                                102,274       93,759       81,129
    Current and future policy benefits                                                27,409       25,225       11,496
    Operating and other expenses                                                      37,270       20,151       16,179
    Amortization of purchased
      intangible assets                                                                6,087        6,309        6,697
    Amortization of deferred policy
      acquisition costs                                                                3,621        9,393        6,307
                                                                                  -----------  -----------  -----------

             Total benefits and expenses                                             176,661      154,837      121,808
                                                                                  -----------  -----------  -----------

             (Loss) income before income taxes                                       (19,894)      17,267       14,639
                                                                                  -----------  -----------  -----------

Income tax (benefit) expense:
    Current                                                                           (2,146)      (1,576)       1,951
    Deferred                                                                          (4,244)       4,949        3,710
                                                                                  -----------  -----------  -----------

             Total income tax (benefit) expense                                       (6,390)       3,373        5,661
                                                                                  -----------  -----------  -----------

             Net (loss) income                                                  $    (13,504)      13,894        8,978
                                                                                  ===========  ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997


                                                                                      1999         1998         1997
                                                                                   -----------  -----------  -----------
                                                                                              (in thousands)
Common stock, balance at beginning
    and end of period                                                            $      5,799        5,799        5,799
                                                                                   -----------  -----------  -----------

Additional paid-in capital:
    Balance at beginning of period                                                    220,491      191,491      166,491
    Capital contribution                                                               40,000       29,000       25,000
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              260,491      220,491      191,491
                                                                                   -----------  -----------  -----------

Retained earnings:
    Balance at beginning of period                                                     26,410       12,516        3,538
    Net (loss) income                                                                 (13,504)      13,894        8,978
                                                                                   -----------  -----------  -----------

Balance at end of period                                                               12,906       26,410       12,516
                                                                                   -----------  -----------  -----------

Accumulated other comprehensive (loss) income:
    Balance at beginning of period                                                       (614)       2,732         (784)
    Change in unrealized (depreciation) appreciation
      of debt and equity securities                                                   (91,987)     (14,571)      14,077
    Deferred federal income tax impact                                                 12,934        1,801       (1,893)
    Change in deferred policy acquisition costs attributable
      to unrealized depreciation (appreciation)                                        39,975        6,996       (5,342)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                           15,058        2,428       (3,326)
                                                                                   -----------  -----------  -----------

Balance at end of period                                                              (24,634)        (614)       2,732
                                                                                   -----------  -----------  -----------

             Total shareholder's equity                                          $    254,562      252,086      212,538
                                                                                   ===========  ===========  ===========

Total comprehensive (loss) income:
    Net (loss) income                                                            $    (13,504)      13,894        8,978
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)                      (24,020)      (3,346)       3,516
                                                                                   -----------  -----------  -----------

             Total comprehensive (loss) income                                   $    (37,524)      10,548       12,494
                                                                                   ===========  ===========  ===========


See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997


                                                                                   1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Reconciliations of net income to net cash provided by operating activities:
      Net income (loss)                                                     $      (13,504)         13,894         8,978
      Adjustments to reconcile net income to net
        cash provided by operating activities:
           Increase in future policy benefits                                        4,096          15,975         6,019
           Increase (decrease) in payables and
             accrued liabilities                                                     1,620          (9,419)       (9,278)
           Increase in accrued investment income                                    (1,483)           (903)       (5,591)
           Amortization of intangible assets and
             deferred policy acquisition costs                                      14,963          15,702        13,004
           Amortization and accretion of securities
             premiums and discounts                                                    (59)         (1,767)        1,664
           Decrease in recapture commissions payable to OakRe                       (4,078)         (5,197)       (4,837)
           Net SPDA benefits recaptured from RGA                                    14,043              --            --
           Net realized loss (gain) on sale of investments                          20,214           1,600          (563)
           Interest accumulated on policyholder deposits                           102,274          93,759        81,129
           (Decrease) increase in current and
             deferred federal income taxes                                          (1,360)          4,083         5,022
           Separate account net income                                                   1             (12)       (2,637)
           Commissions and expenses deferred                                       (45,793)        (50,044)      (46,142)
           Other                                                                    (8,720)         (2,011)        2,413
                                                                              -------------  --------------  ------------

             Net cash provided by operating activities                              82,214          75,660        49,181
                                                                              -------------  --------------  ------------

Cash flows from investing activities:
    Cash used in the purchase of investment securities                            (560,288)       (733,049)     (809,814)
    Proceeds from investment securities sold and matured                           478,398         642,481       382,783
    Other                                                                           (3,524)         (1,159)       15,400
                                                                              -------------  --------------  ------------

             Net cash used in investing activities                          $      (85,414)        (91,727)     (411,631)
                                                                              -------------  --------------  ------------

See accompanying notes to consolidated financial statements.


                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                Consolidated Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997


                                                                                  1999           1998           1997
                                                                              -------------  --------------  ------------
                                                                                                   (in thousands)

Cash flows from financing activities:
    Policyholder deposits                                                   $      740,599       1,014,075       841,174
    Transfers from OakRe                                                           441,742         812,520       637,168
    Transfer to separate accounts                                                 (404,241)       (789,872)     (450,303)
    Return of policyholder deposits                                               (878,516)       (889,202)     (597,425)
    Proceeds from security collateral on securities lending                         11,939          25,923            --
    Transfers from (to) RGA                                                         43,830        (103,175)     (120,411)
    Capital contributions received                                                  40,000          29,000        25,000
                                                                              -------------  --------------  ------------

             Net cash (used) provided by financing activities                       (4,647)         99,269       335,203
                                                                              -------------  --------------  ------------

             (Decrease) increase in cash and
               cash equivalents                                                     (7,847)         83,202       (27,247)

Cash and cash equivalents at beginning of period                                    99,778          16,576        43,823
                                                                              -------------  --------------  ------------

Cash and cash equivalents at end of period                                  $       91,931          99,778        16,576
                                                                              =============  ==============  ============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Services Life Insurance Company (CFSLIC) and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general accounts. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general accounts is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 86%, 89%, and 73% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated and Edward Jones & Company, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC). The Company owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled insurance company) (CFLIC).

              On August 26, 1999, GAMHC entered into a definitive agreement, whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999, and, as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

  (2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. Significant intercompany transactions have been eliminated. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held to maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income. Gains or losses on financial future or option contracts which qualify as hedges of investments are treated as basis adjustments and are recognized in income over the life of the hedged investments.

              SECURITIES LENDING

              The Company recognizes on its consolidated balance sheet cash related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions.

              PREFERRED STOCK - AFFILIATE

              Preferred stock represents an investment in nonredeemable preferred stock in GenAmerica Management Company, an affiliate. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              COMMON STOCK

              Common stock represents an investment in common stock warrants. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan -Income Recognition and Disclosures.

              The Company had no impaired loans at December 31, 1999. The valuation allowance for potential losses on mortgage loans was $1,090,000 and $510,000 at December 31, 1999 and 1998,
              respectively.

              OTHER INVESTED ASSETS

              Other invested assets consist of investments in joint ventures in real estate.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or life policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate account and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate account to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998 is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

              Deferred policy acquisition costs, beginning of period           $   131,973        84,326       49,833
              Commissions and costs deferred                                        45,793        50,044       46,142
              Amortization                                                          (3,621)       (9,393)      (6,307)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation) of investments             39,975         6,996       (5,342)
                                                                                 ------------  ------------ -------------

              Deferred policy acquisition costs, end of period                 $   214,120       131,973       84,326
                                                                                 ============  ============ =============

              Costs expensed that exceeded the established deferred
                  limit                                                        $     9,789         4,933        3,016
                                                                                 ============  ============ =============

              PURCHASE-RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 7.6%, 7.7%, 7.5%, 6.8%, and 6.4% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.8% for 1999, 1998 and 1997.

                  The components of PVFP are shown below.

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
                  PVFP - beginning of period                                   $    42,230        41,486        46,389
                  Interest credited                                                  2,695         2,864         3,029
                  Amortization                                                      (4,577)       (4,548)       (4,606)
                  Present value of future profits attributable to unrealized depreciation (appreciation) of investments
                                                                                    15,058         2,428        (3,326)
                                                                                 ------------  ------------ -------------

                  PVFP - end of period                                         $    55,406        42,230        41,486
                                                                                 ============  ============ =============

                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period. The components of goodwill are shown below.


                                                                                      1999         1998         1997
                                                                                   -----------  ------------ ------------
                                                                                              (IN THOUSANDS)

                  Goodwill - beginning of period                                 $    18,585       19,717       20,849
                  Amortization                                                        (1,132)      (1,132)      (1,132)
                  Experience adjustment to future purchase price payable to
                      OakRe                                                           (1,296)          --           --
                                                                                   -----------  ------------ ------------

                  Goodwill - end of period                                       $    16,157       18,585       19,717
                                                                                   ===========  ============ ============

                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force into the next guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.50% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below.

                                                                                      1999         1998         1997
                                                                                   -----------  ------------  ----------
                                                                                              (IN THOUSANDS)

                  Future payable - beginning of period                           $     6,976       12,173       16,051
                  Interest added                                                         378          629          959
                  Payments to OakRe                                                   (3,160)      (5,826)      (4,837)
                  Experience adjustment to future purchase price
                      payable to OakRe                                                (1,296)          --           --
                                                                                   -----------  ------------ -----------

                  Future payable - end of period                                 $     2,898        6,976       12,173
                                                                                   ===========  ============ ===========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the Company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.9%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon date of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges and fees from a modified coinsurance agreement with GALIC.

              FEDERAL INCOME TAXES

              The Company files a consolidated income tax return with its subsidiaries. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation or depreciation on debt and equity securities held at available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period.
              Actual results could differ significantly from those estimates.

              The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

                    O    Investment valuation
                    O    Amortization of deferred policy acquisition costs
                    O    Amortization of present value of future profits
                    O    Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing policies when the Company was purchased by GALIC and policies recaptured from OakRe. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because the value of a business is also based upon its anticipated earning power, the aggregate fair value amounts represented do not present the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values. Short-term debt securities are considered available-for-sale.

                  Investment Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

                  Interest Rate Swaps and Financial Futures Contracts

                  The fair value of interest rate swaps and financial futures contracts are the amounts the Company would receive or pay to terminate the contracts at the reporting date, thereby taking into account the current unrealized gains or losses of open contracts. Amounts are based on quoted market prices or pricing models or formulas using current assumptions (see note 5 for fair value disclosures).

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was approximately $84.9 million and $103.7 million less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $259 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsurance a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to $88 million and $635 million in 1999 and 1998, respectively. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of $1.6 million from this transaction in both 1999 and 1998.

              Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement does not meet the conditions for reinsurance accounting under GAAP. Deposits reinsured under the contract were approximately $219 million at December 31, 1998, and are reflected as policyholder deposits of the Company and a "Due from affiliate" asset in the consolidated balance sheets.

              On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of $12.6 million related to the recapture.

              On June 1, 1995, when GALIC formed Cova Corporation and purchased CSFLIC, then known as Xerox Financial Services Life Insurance Company (XFSLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)  INVESTMENTS

       The Company's investments in debt and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                               1999
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,209             35         (2,665)          25,579          25,579
            Government agency
            obligations                          34,121             76           (318)          33,879          33,879
            Corporate securities              1,040,309          1,901        (60,641)         981,569         981,569
            Mortgage-backed
                securities                      199,979             42         (7,335)         192,686         192,686
            Asset-backed securities             272,918            389        (25,023)         248,284         248,284
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,575,536          2,443        (95,982)       1,481,997       1,481,997

        Preferred stock - affiliate               9,000             --         (2,108)           6,892           6,892
        Common stock                                 37             --            (25)              12              12
        Mortgage loans (net)                    376,147             --         (1,979)         374,168         376,147
        Other invested assets                     4,625             --             --            4,625           4,625
        Policy loans                             27,778             --             --           27,778          27,778
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,993,123          2,443       (100,094)       1,895,472       1,897,451
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $          310             --             --              310             310
                                           ==============  ============== =============== =============== ==============



                                                                               1998
                                           -----------------------------------------------------------------------------
                                                               GROSS          GROSS         ESTIMATED
                                             AMORTIZED      UNREALIZED      UNREALIZED         FAIR         CARRYING
                                               COST            GAINS          LOSSES          VALUE           VALUE
                                           --------------  -------------- --------------- --------------- --------------
                                                                          (IN THOUSANDS)
        Debt securities:
            U.S. treasury securities     $       28,288            249            (84)          28,453          28,453
            Government agency
            obligations                          53,869          1,015             (1)          54,883          54,883
            Corporate securities                902,139         16,583        (24,799)         893,923         893,923
            Mortgage-backed
                securities                      253,704          2,118         (1,570)         254,252         254,252
            Asset-backed securities             137,198          3,087           (283)         140,002         140,002
                                           --------------  -------------- --------------- --------------- --------------

                Total debt securities         1,375,198         23,052        (26,737)       1,371,513       1,371,513

        Preferred stock - affiliate               9,000             --             --            9,000           9,000
        Common stock                                 37             --             --               37              37
        Mortgage loans (net)                    312,865         17,500             --          330,365         312,865
        Policy loans                             26,295             --             --           26,295          26,295
                                           --------------  -------------- --------------- --------------- --------------

                Total investments        $    1,723,395         40,552        (26,737)       1,737,210       1,719,710
                                           ==============  ============== =============== =============== ==============

        Company's beneficial interest
            in separate accounts
                                         $            2             --             --                2               2
                                           ==============  ============== =============== =============== ==============


        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.



                                                                           1999
                                                                ------------------------------
                                                                                 ESTIMATED
                                                                 AMORTIZED         FAIR
                                                                    COST          VALUE
                                                                --------------  --------------
                                                                      (IN THOUSANDS)

        Less than one year                                    $       65,222          65,553
        Due after one year through five years                        513,181         488,850
        Due after five years through ten years                       504,184         465,079
        Due after ten years                                          292,970         269,828
        Mortgage-backed securities                                   199,979         192,687
                                                                --------------  --------------

                      Total                                   $    1,575,536       1,481,997
                                                                ==============  ==============

        At December 31, 1999, approximately 91.1% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 8.9% noninvestment grade debt securities, 7.3% are rated as BB, 0.8% are rated as B, and 0.8% are rated C and treated as impaired.

        At December 31, 1999, the Company had nine impaired debt securities with estimated fair value of $9.4 million, of which seven debt securities, with estimated fair value of $8.1 million, became non-income producing in 1999. At December 31, 1998, the Company had two impaired debt securities with estimated value of $2.1 million, of which one debt security, with estimated fair value of $0.5 million, became non-income producing.

        The Company participates in a securities lending program whereby certain securities are loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending requires a minimum of 102% of the initial market value of the domestic loaned securities to be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitors the financial condition of the counterparties to these agreements. Securities loaned at December 31, 1999 had market values totaling $36,957,975. Cash of $37,861,652 was held as collateral to secure this agreement. Income on the Company's security lending program in 1999 was immaterial.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Income on debt securities                                              $   100,969        94,876        84,203
        Income on cash and cash equivalents                                          2,459         2,720         2,265
        Income on equity securities                                                    563            --            --
        Interest on mortgage loans                                                  27,161        28,650        24,890
        Income on real estate                                                          103            --            --
        Income on policy loans                                                       2,136         1,980         1,852
        Income on separate account investments                                          --            13         2,637
        Loss on derivatives                                                             --            --        (2,035)
        Miscellaneous interest                                                         335         1,715          (215)
                                                                                 ------------  ------------ -------------

                      Total investment income                                      133,726       129,954       113,597
        Investment expenses                                                         (2,354)       (2,142)       (1,936)
                                                                                 ------------  ------------ -------------

                      Net investment income                                    $   131,372       127,812       111,661
                                                                                 ============  ============ =============


        Net realized capital (losses) gains are as follows:
            Debt securities                                                    $   (20,011)       (1,600)         537
            Equity securities                                                            3            --           --
            Mortgage loans                                                              --            --           27
            Real estate                                                                (38)           --           --
            Other investments                                                         (168)           --           (1)
                                                                                 ------------  ------------ -------------

                      Net realized (losses) gains on investments               $   (20,214)       (1,600)         563
                                                                                 ============  ============ =============



                                                                                              1999           1998
                                                                                          --------------  --------------
                                                                                                (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Debt securities                                                             $      (93,540)         (3,685)
            Preferred stock - affiliate                                                         (2,108)             --
            Common stock                                                                           (25)             --
            Effects on deferred acquisition costs amortization                                  43,190           3,215
            Effects on PVFP amortization                                                        14,585            (473)

                                                                                          --------------  --------------

               Unrealized depreciation before income tax                                       (37,898)           (943)

               Unrealized income tax benefit                                                    13,264             329
                                                                                          --------------  --------------

               Unrealized depreciation on investments                                   $      (24,634)           (614)
                                                                                          ==============  ==============

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $439,069,999. Gross gains of $2,445,497 and gross losses of $22,456,541 were realized on those sales. Included in these amounts were $500,674 of gross gains and $1,938,767 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling $18,768,778 related to ten debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $486,264,174. Gross gains of $5,102,040 and gross losses of $6,601,099 were realized on those sales. Included in these amounts were $1,002,539 of gross gains and $6,011,305 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1998 impairment adjustment totaling approximately $100,000 related to two debt securities held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $358,658,091. Gross gains of $1,765,242 and gross losses of $254,493 were realized on those sales. Included in these amounts were $681,159 of gross gains and $122,480 of gross losses realized on the sale of noninvestment grade securities. Net realized gains include a 1997 impairment adjustment totaling approximately $974,000 related to one debt security held by the Company.

        Securities with a carrying value of approximately $7,019,456 at December 31, 1999 were deposited with government authorities as required by law.

(4)     SECURITIES GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 1999 and 1998.

(5)     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        A derivative financial instrument, in very general terms, refers to a security whose value is derived from the value of an underlying asset, reference rate, or index.

        The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. All of the Company's holdings are marked to fair value monthly with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the gain or loss adjusts the unamortized cost of the hedged security, and the resulting premium or discount is amortized or accreted over the remaining life of the hedge security.

        Summarized below are the specific types of derivative instruments used by the Company.

              INTEREST RATE SWAPS

              Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of income.

              At December 31, 1999, the Company does not have any outstanding interest rate swap agreements. The swap agreements outstanding at December 31, 1998 were terminated during 1999 by the counterparties at a loss of $167,500 to the Company.

              At December 31, 1998, the Company had two outstanding interest rate swap agreements which would have expired in 2002 and 2003. Under the agreements, the Company received a fixed rate of 6.63% and 6.70% on a notional amount of $7 and $8 million, respectively, and paid a floating rate based on London Interbank Offered Rate (LIBOR). The estimated fair value of the agreements at December 31, 1998 was a net unrealized gain of approximately $0.6 million which is recognized in the accompanying consolidated balance sheet.

              FUTURES

              In order to limit exposure to market fluctuations related to temporary seed money invested within the separate account, the Company entered into financial futures contracts on the S&P 500 index during 1997. No financial futures contracts were held during 1999 or 1998. The Company recorded $-0-, $-0-, and $2,035,309 of losses from terminated contracts as a component of net investment income during 1999, 1998, and 1997, respectively. The Company also recorded gains of $-0-, $-0-, and $2,636,999 as a component of net investment income from market appreciation on the underlying hedged securities within the separate account during 1999, 1998, and 1997, respectively.

              A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Company maintains, in a segregated account with its custodian, securities with a value equal to an agreed upon portion of the notional obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker daily based upon changes in the value of the contract with the related income or loss reflected in the consolidated statement of income as a contra to changes in fair value of the hedged securities.

              The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. It is the Company's policy to deal only with highly rated companies.

  (6)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Net (loss) income                                                      $   (13,504)       13,894        8,978
                                                                                 ------------  ------------ -------------
        Other comprehensive (loss) income, before tax -
            unrealized (depreciation) appreciation of debt and
               equity securities arising during period:
                  Unrealized holding (depreciation) appreciation
                      of debt and equity securities                                (71,773)      (12,971)      13,514
                  Adjustment to deferred acquisition costs
                      attributable to unrealized depreciation
                      (appreciation)                                                31,191         6,228       (5,128)
                  Adjustment to PVFP attributable to unrealized
                      depreciation (appreciation)                                   11,749         2,161       (3,193)
                                                                                 ------------  ------------ -------------

                       Total unrealized (depreciation) appreciation
                          arising during period                                    (28,833)       (4,582)       5,193
                                                                                 ------------  ------------ -------------

            Less reclassification adjustments for realized losses (gains)
               included in net income:
                  Adjustment for losses (gains) included in
                      net realized (losses) gains on sales
                      of investments                                                20,214         1,600         (563)
                  Adjustment for (gains) losses included in
                      amortization of deferred acquisition costs                    (8,784)         (768)         214
                  Adjustment for (gains) losses included in
                      amortization of PVFP                                          (3,309)         (267)         133
                                                                                 ------------  ------------ -------------

                       Total reclassification adjustments for losses
                          (gains) included in net income                             8,121           565         (216)
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income before related
                          income tax (benefit) expense                             (36,954)       (5,147)       5,409

        Related income tax (benefit) expense                                       (12,934)       (1,801)       1,893
                                                                                 ------------  ------------ -------------

                       Other comprehensive (loss) income, net of tax               (24,020)       (3,346)       3,516
                                                                                 ------------  ------------ -------------

                       Comprehensive (loss) income                             $   (37,524)       10,548       12,494
                                                                                 ============  ============ =============

  (7)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied under contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement and had no disbursements for such benefit commitments. The expense arising from these obligations is not material.

  (8)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods, except for approximately $0.2 million of state income tax recoveries.

        Income taxes are recorded in the consolidated statement of income and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 is allocated as follows:

                                                                                    1999          1998          1997
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)
        Statements of income:
            Operating (loss) income (excluding realized
               investment gains and losses)                                    $   (4,830)        3,906       5,464
            Realized investment (losses) gains                                     (1,560)         (533)        197
                                                                                 ------------  ------------ -------------

                 Income tax (benefit) expense
                   included in the consolidated
                   statements of income                                            (6,390)        3,373       5,661

        Shareholder's equity -
            change in deferred federal income
               taxes related to unrealized (depreciation)
               appreciation on securities                                         (12,934)       (1,801)      1,893
                                                                                 ------------  ------------ -------------

                 Total income tax (benefit) expense                            $  (19,324)        1,572       7,554
                                                                                 ============  ============ =============

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                               1999                  1998                  1997
                                                        --------------------- --------------------- --------------------
                                                                               (IN THOUSANDS)

        Computed expected tax (benefit) expense       $  (6,963)   (35.0)%  $   6,043      35.0%  $   5,124    35.0%
        State income taxes, net                             (10)       --          (8)       --         (33)   (0.2)
        Amortization of intangible assets                   396      2.0          396       2.3         396     2.7
        Dividend received deduction - separate
            account                                      (2,175)   (10.9)      (3,183)    (18.5)         --     --
        Valuation allowance for permanent impairments
                                                          2,996     15.0           --        --          --     --
        Return to provision adjustment                     (759)    (3.8)          --        --          --     --
        Other                                               125      0.6          125       0.7         174    1.2
                                                        --------- ----------- ---------- ---------- --------- ----------

                     Total                            $  (6,390)   (32.1)%   $  3,373      19.5%  $   5,661    38.7%
                                                        ========= ==========  ========== ========== ========= ==========

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 follows:

                                                                                                  1999         1998
                                                                                               -----------  ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Policy reserves                                                                  $    31,657       31,003
            Liability for commissions on recapture                                                 1,014        2,896
            Tax basis of intangible assets purchased                                               4,577        5,351
            DAC "Proxy Tax"                                                                       23,832       20,619
            Permanent impairments                                                                  5,482           --
            Unrealized depreciation on investments                                                13,264          330
            Net operating and capital loss                                                         8,519           --
            Other deferred tax assets                                                              7,294        2,690
                                                                                               -----------  ------------

               Total deferred tax assets                                                          95,639       62,889
            Valuation allowance - permanent impairments                                           (2,996)           --
                                                                                               -----------  ------------
                      Total deferred tax assets, net of valuation allowance                       92,643       62,889

        Deferred tax liabilities:
            PVFP                                                                                  10,507       11,013
            Deferred policy acquisition costs                                                     59,825       46,190
            Other deferred tax liabilities                                                           347          900
                                                                                               -----------  ------------

                      Total deferred tax liabilities                                              70,679       58,103
                                                                                               -----------  ------------

                      Net deferred tax assets                                                $    21,964        4,786
                                                                                               ===========  ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 55% valuation allowance against the deferred tax asset related to the permanent impairments, based on income projections for future years. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax asset.

  (9)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 for the Company were $28,995,330, $20,923,330, and $9,400,517, respectively.

        In 1999 and 1998, the Company's affiliate, CLMC, received approximately $3.9 million and $3.2 million, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

(10)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of debt securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values at the date of purchase and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                                               1999          1998
                                                                                            -------------  -------------
                                                                                                  (IN THOUSANDS)

        Statutory capital and surplus                                                    $      102,041        104,740
        Reconciling items:
            GAAP investment valuation reserves                                                   (1,090)          (510)
            Statutory asset valuation reserve                                                     7,362         19,206
            Statutory interest maintenance reserve                                                6,466          5,983
            GAAP investment adjustments to fair value                                           (95,673)        (3,685)
            GAAP deferred policy acquisition costs                                              214,120        131,973
            GAAP basis policy reserves                                                          (57,802)       (52,305)
            GAAP deferred federal income taxes (net)                                             21,964          4,786
            GAAP guarantee assessment adjustment                                                 (9,900)        (9,700)
            GAAP goodwill                                                                        16,157         18,585
            GAAP present value of future profits                                                 55,406         42,230
            GAAP future purchase price payable                                                   (2,898)        (6,976)
            Other                                                                                (1,591)        (2,241)
                                                                                            -------------  -------------

                  GAAP shareholder's equity                                              $      254,562        252,086
                                                                                            =============  =============

        Statutory net losses for CFSLIC for the years ended December 31, 1999, 1998, and 1997 were $46,095,427, $2,830,105, and $9,816,357, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 1999 statutory net loss and the Company's negative earned surplus at December 31, 1999, no dividends are permissible in 2000 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's total adjusted capital and authorized control level RBC were $109,402,439 and $28,033,662 respectively. This level of adjusted capital qualifies under all tests.

(11)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 1999, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium taxes over, most commonly, five years.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $9,900,000 in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,900,000. The Company paid approximately $36,000, $1,500,000, and $3,000,000 in guaranty fund assessments in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 1999, 1998 and 1997 were not material.

(12)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent business.




                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:


      1.   Statement of Assets and Liabilities as of September 30, 2000.

      2. Statement of Income for the period ended September 30, 2000 and for the year ended December 31, 1999.

      3. Statement of Changes in Net Assets for the period ended September 30, 2000 and for the year ended December 31, 1999.

      4.   Notes to Financial Statements - September 30, 2000.

      5.   Independent Auditors' Report.

      6.   Statement of Assets and Liabilities as of December 31, 1999.

      7.   Statement of Operations for the year ended December 31, 1999.

      8. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.

      9.   Notes to Financial Statements - December 31, 1999 and 1998.

The following consolidated financial statements of the Company are included in Part B hereof:

      1. Balance Sheets as of September 30, 2000 (unaudited) and December 31, 1999.

      2. Statements of Income (unaudited) for the nine months ended September 30, 2000 and September 30, 1999 and for the three months ended September 30, 2000 and September 30, 1999.

      3. Statements of Shareholder's Equity as of September 30, 2000 (unaudited) and December 31, 1999.

      4. Statements of Cash Flows (unaudited) for the nine months ended September 30, 2000 and September 30, 1999.

      5.   Notes to Financial Statements (unaudited) - September 30, 2000 and
           1999.

      6.   Independent Auditors' Report.

      7.   Consolidated Balance Sheets as of December 31, 1999 and 1998.

      8. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.

      9. Consolidated Statements of Shareholder's Equity for the years ended December 31, 1999, 1998, and 1997.

     10. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998, and 1997.

     11. Notes to Consolidated Financial Statements - December 31, 1999, 1998, and 1997.



    b.     Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Form of Principal Underwriter's Agreement.

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.*
          (ii) Death Benefit Endorsements*
          (iii)Charitable Remainder Trust Endorsement*

     5.   Application for Variable Annuity.*

     6.(i) Copy of Articles of Incorporation of the Company.####
          (ii) Copy of the Bylaws of the Company.####

     7.   Not Applicable.

     8.(i)Participation   Agreement  among  Variable  Insurance  Products  Fund,
          Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (ii)Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (iii)Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company+++

     (iv) Form of Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

     (v)  Form of Fund  Participation  Agreement  among MFS  Variable  Insurance
          Trust,   Cova   Financial   Services   Life   Insurance   Company  and
          Massachusetts Financial Services Company++

     (vi) Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

     (vii)Form of Fund Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Cova Financial Services Life Insurance Company+

     (viii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

     (ix) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

     (x) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

     (xi) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

     (xii)Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

     9.   Opinion and Consent of Counsel.

     10.  Consent of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Calculation of Performance Information.

     14.  Company Organizational Chart.**

     27.  Not Applicable

     ### incorporated by reference to Registrant's Amendment No. 18 to Form N-4 (File No. 811-5200) as electronically filed on April 24, 1996.

     #### incorporated by reference to Registrant's Amendment No. 20 to Form N-4
          (File No. 811-5200) as electronically filed on April 23, 1997.

     + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     +++ incorporated by reference to Registrant's Amendment No. 26 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1998.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     ** incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33-39100 and 811-5200) as electronically filed on April 28, 2000.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson III         Chairman of the Board and Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Gregory P. Brakovich              Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Mark E. Reynolds                  President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Constance A. Doern                Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Amy W. Hester                    Controller and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
1776 West Lakes Pkwy
West Des Moines, IA 50266

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101


John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President, General Counsel
One Tower Lane, Suite 3000          and Secretary and Director
Oakbrook Terrace, IL  60181-4644

Joann T. Tanaka                   Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 16 (File No. 33-39100) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 8, 2001, there were 29,105 Non-Qualified Contract Owners and 6,592 Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Sales Company (formerly Cova Life Sales Company) is the principal underwriter for the following investment companies (other than Registrant):

   Cova Variable Annuity Account Five
   Cova Variable Life Account One
   Cova Variable Life Account Five
   First Cova Variable Annuity Account One
   Cova Variable Annuity Account Four
   General American Separate Account Twenty-Eight
   General American Separate Account Twenty-Nine
   Security Equity Separate Account 26
   Security Equity Separate Account 27


     (b) MetLife Investors Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Sales Company. The principal business address for each officer and director of MetLife Investors Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal     Positions and Offices
 Business Address      with Underwriter

Patricia E. Gubbe      President, Chief Compliance Officer and Director

Shari Ruecker          Vice President

Mark E. Reynolds       Treasurer and Director

James W. Koeger        Assistant Treasurer


Bernard J. Spaulding   Secretary


     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS


     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Cova Financial Services Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 26th day of January, 2001.

                                  COVA VARIABLE ANNUITY ACCOUNT ONE
                                  (Registrant)


                             By:  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY


                           By:    /s/BERNARD J. SPAULDING
                                  -----------------------------------------
                                   Bernard J. Spaulding
                                   Senior Vice President, General Counsel
                                   and Secretary


                                  COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                    Depositor

                           By:    /s/BERNARD J. SPAULDING
                                  -----------------------------------------
                                   Bernard J. Spaulding
                                   Senior Vice President, General Counsel
                                   and Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/JAMES A. SHEPHERDSON III*   Chairman of the Board      1-26-01
----------------------------      and Director            --------
James A. Shepherdson III                                    Date


/s/MARK E. REYNOLDS*            President and Director    1-26-01
-----------------------                                   --------
Mark E. Reynolds                                            Date



/s/GREGORY P. BRAKOVICH*        Director                  1-26-01
-----------------------                                   ---------
Gregory P. Brakovich                                        Date



/s/J. ROBERT HOPSON*            Director                  1-26-01
--------------------                                      ---------
J. Robert Hopson                                            Date



/s/AMY W. HESTER*               Controller and Director    1-26-01
-----------------                                         ---------
Amy W. Hester                                               Date


/s/MATTHEW P. MCCAULEY*         Director                   1-26-01
-----------------------                                    ---------
Matthew P. McCauley                                          Date


/s/BERNARD J. SPAULDING                                    1-26-01
------------------------        Director                   --------
Bernard J. Spaulding                                         Date


/s/J. TERRI TANAKA*             Director                   1-26-01
-------------------                                        ---------
J. Terri Tanaka                                              Date


                                       By: /s/BERNARD J. SPAULDING
                                         ---------------------------------------
                                         Bernard J. Spaulding, Power of Attorney



                                INDEX TO EXHIBITS


EX-99.B3   Form of Principal Underwriter's Agreement
EX-99.B9   Opinion and Consent of Counsel
EX-99.B10  Consent of Independent Auditors
EX-99.B13  Calculation of Performance Information